UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2022—February 28, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2023
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	15
Treasury Money Market Fund	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,018.00	$0.50
Federal Money Market Fund	$1,000.00	$1,017.80	$0.55
Treasury Money Market Fund	$1,000.00	$1,017.60	$0.45
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.30	$0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are 0.10% for the Cash Reserves Federal Money Market Fund, 0.11% for the Federal Money Market Fund, and 0.09% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	68.0%
8 - 30 Days	7.2
31 - 60 Days	6.8
61 - 90 Days	5.8
91 - 180 Days	8.8
Over 180 Days	3.4
3

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (43.3%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	106,000	105,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	46,000	46,000
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	4.550%	3/1/23	30,000	29,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	4.590%	3/1/23	52,000	51,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	4.600%	3/1/23	71,000	70,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	4.563%	3/1/23	63,000	62,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	4.575%	3/1/23	88,000	87,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	4.585%	3/1/23	247,000	247,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	80,000	79,998
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	38,000	38,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.595%	3/1/23	57,000	57,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	4.600%	3/1/23	91,000	91,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	175,000	175,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	65,000	65,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	4.670%	3/1/23	57,207	57,207
	Federal Home Loan Banks	4.250%	4/14/23	506,190	506,186
	Federal Home Loan Banks	4.600%	7/24/23	59,190	59,187
	Federal Home Loan Banks	4.625%	11/6/23	297,800	297,800
	Federal Home Loan Banks	5.020%	12/14/23	447,000	446,987
	Federal Home Loan Banks Discount Notes	4.625%	3/3/23	1,070	1,070
	Federal Home Loan Banks Discount Notes	4.631%	3/7/23	4,997	4,993
	Federal Home Loan Banks Discount Notes	4.474%–4.491%	3/8/23	1,142,041	1,141,055
	Federal Home Loan Banks Discount Notes	4.482%	3/10/23	196,000	195,781
	Federal Home Loan Banks Discount Notes	4.473%	3/13/23	74,780	74,672
	Federal Home Loan Banks Discount Notes	4.498%–4.514%	3/15/23	472,000	471,177
	Federal Home Loan Banks Discount Notes	4.473%–4.485%	3/17/23	1,239,989	1,237,560
	Federal Home Loan Banks Discount Notes	4.534%	3/22/23	341,000	340,101
	Federal Home Loan Banks Discount Notes	4.550%	3/24/23	59,798	59,629
	Federal Home Loan Banks Discount Notes	4.549%	3/29/23	148,700	148,181
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	4.686%–4.741%	4/10/23	78,000	77,600
	Federal Home Loan Banks Discount Notes	4.243%–4.678%	4/12/23	599,000	595,813
	Federal Home Loan Banks Discount Notes	4.647%–4.708%	4/14/23	576,000	572,775
	Federal Home Loan Banks Discount Notes	4.626%	4/18/23	149,577	148,678
	Federal Home Loan Banks Discount Notes	4.667%–4.740%	4/19/23	773,762	768,914
	Federal Home Loan Banks Discount Notes	4.683%	4/21/23	487,000	483,816
	Federal Home Loan Banks Discount Notes	4.702%	4/26/23	832,000	826,003
	Federal Home Loan Banks Discount Notes	4.707%–4.713%	4/28/23	514,310	510,484
	Federal Home Loan Banks Discount Notes	4.768%–4.769%	5/2/23	536,478	532,186
	Federal Home Loan Banks Discount Notes	4.734%–4.786%	5/3/23	402,333	399,048
	Federal Home Loan Banks Discount Notes	4.739%	5/15/23	149,640	148,215
	Federal Home Loan Banks Discount Notes	4.712%–4.739%	5/16/23	778,153	770,646
	Federal Home Loan Banks Discount Notes	4.806%	5/19/23	340,292	336,756
	Federal Home Loan Banks Discount Notes	4.774%	5/22/23	149,495	147,929
	Federal Home Loan Banks Discount Notes	4.877%	5/31/23	62,500	61,741
	Federal Home Loan Banks Discount Notes	4.806%	6/5/23	224,500	221,704
	Federal Home Loan Banks Discount Notes	4.942%–4.986%	6/20/23	448,008	441,322
	Federal Home Loan Banks Discount Notes	4.844%	6/28/23	127,300	125,326
	Federal Home Loan Banks Discount Notes	4.851%	7/5/23	117,000	115,077
	Federal Home Loan Banks Discount Notes	4.971%	8/9/23	106,000	103,720
	Federal Home Loan Banks Discount Notes	5.078%	2/8/24	297,982	284,371
	Federal Home Loan Banks Discount Notes	5.065%	2/9/24	893,658	852,721
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.560%	3/23/23	592,900	592,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.565%	3/1/23	889,000	889,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.565%	3/1/23	17,280	17,280
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/1/23	43,500	43,498
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/24/23	267,300	267,300
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	287,600	287,600
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	34,100	34,100
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/25/23	297,700	297,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	249,940	249,940
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	231,900	231,900
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/14/23	148,700	148,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/24/23	490,300	490,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/1/23	252,500	252,500
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/4/23	893,300	893,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/22/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	446,000	446,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	185,800	185,800
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/2/23	446,600	446,600
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/5/23	446,200	446,200
[2]	Federal Home Loan Banks, SOFR + 0.035%	4.585%	3/1/23	68,000	67,998
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	463,100	463,100
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	5/22/23	445,600	445,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/2/23	389,000	389,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/5/23	504,300	504,300
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/28/23	446,600	446,600
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	289,815	289,815
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	289,515	289,515
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	289,515	289,515
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	274,900	274,900
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	217,135	217,135
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	289,400	289,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	289,300	289,300
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	145,000	145,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	144,100	144,100
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/27/23	222,700	222,700
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/30/23	600,000	600,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/3/23	445,400	445,400
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/5/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/6/23	295,600	295,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	296,500	296,500
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	148,000	148,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/13/23	111,100	111,100
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/17/23	1,530,100	1,530,100
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/24/23	309,700	309,696
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	296,300	296,300
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	295,500	295,500
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,400	289,400
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,300	289,300
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	250,400	250,400
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	217,000	217,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	159,900	159,900
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	144,600	144,600
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/25/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/28/23	296,400	296,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	9/5/23	446,200	446,200
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	289,330	289,330
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	289,000	289,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	144,800	144,800
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	3/1/23	144,800	144,800
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	10/3/23	447,400	447,400
[2]	Federal Home Loan Banks, SOFR + 0.075%	4.625%	3/1/23	297,000	297,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	4.640%	12/27/23	297,100	297,100
	United States Treasury Bill	4.185%	3/14/23	2,021,990	2,018,730
	United States Treasury Bill	4.126%	4/13/23	182,603	181,724
	United States Treasury Bill	4.360%	4/18/23	249,834	248,285
	United States Treasury Bill	1.922%	4/20/23	250,000	249,351
	United States Treasury Bill	3.141%	6/15/23	450,000	445,998
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	144,960	144,833
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	537,000	537,001
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	4.845%	3/1/23	900,000	900,000
Total U.S. Government and Agency Obligations (Cost $42,639,961)					42,639,961
Repurchase Agreements (56.5%)
	Bank of Montreal (Dated 2/1/23, Repurchase Value $74,468,000, collateralized by U.S. Treasury Note/Bond 1.125%–2.750%, 5/31/24–8/31/28, with a value of $75,480,000)	4.555%	3/23/23	74,000	74,000
	Canadian Imperial Bank of Commerce (Dated 2/2/23, Repurchase Value $396,443,000, collateralized by U.S. Treasury Bill 0.000%, 5/16/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 4/15/26–2/15/48, and U.S. Treasury Note/Bond 0.375%–4.500%, 2/29/24–11/15/50, with a value of $401,880,000)	4.555%	3/23/23	394,000	394,000
6

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $54,346,868,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.500%, 5/15/23–8/15/39, with a value of $54,346,868,000)	4.550%	3/1/23	54,340,000	54,340,000
Royal Bank of Canada (Dated 2/27/23, Repurchase Value $603,459,000, collateralized by U.S. Treasury Note/Bond 0.125%–4.125%, 8/15/23–10/31/29, with a value of $610,236,000)	4.730%	5/4/23	598,271	598,271
Royal Bank of Canada (Dated 2/28/23, Repurchase Value $226,588,000, collateralized by U.S. Treasury Note/Bond 0.250%, 9/30/25–10/31/25, with a value of $229,160,000)	4.735%	5/4/23	224,667	224,667
Total Repurchase Agreements (Cost $55,630,938)				55,630,938
Total Investments (99.8%) (Cost $98,270,899)				98,270,899
Other Assets and Liabilities—Net (0.2%)				166,251
Net Assets (100%)				98,437,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $42,639,961)	42,639,961
Repurchase Agreements (Cost $55,630,938)	55,630,938
Total Investments in Securities	98,270,899
Investment in Vanguard	3,441
Cash	2,192
Receivables for Accrued Income	171,619
Receivables for Capital Shares Issued	209,081
Total Assets	98,657,232
Liabilities
Payables for Investment Securities Purchased	61,741
Payables for Capital Shares Redeemed	132,411
Payables for Distributions	22,446
Payables to Vanguard	3,484
Total Liabilities	220,082
Net Assets	98,437,150
At February 28, 2023, net assets consisted of:

Paid-in Capital	98,436,100
Total Distributable Earnings (Loss)	1,050
Net Assets	98,437,150

Admiral Shares—Net Assets
Applicable to 98,422,817,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,437,150
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
8

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	1,711,616
Total Income	1,711,616
Expenses
The Vanguard Group—Note B
Investment Advisory Services	158
Management and Administrative—Admiral Shares	42,933
Marketing and Distribution—Admiral Shares	2,489
Custodian Fees	90
Shareholders’ Reports—Admiral Shares	313
Trustees’ Fees and Expenses	20
Other Expenses	6
Total Expenses	46,009
Expenses Paid Indirectly	(21)
Net Expenses	45,988
Net Investment Income	1,665,628
Realized Net Gain (Loss) on Investment Securities Sold	1,072
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,700

See accompanying Notes, which are an integral part of the Financial Statements.
9

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,665,628	422,281
Realized Net Gain (Loss)	1,072	62
Net Increase (Decrease) in Net Assets Resulting from Operations	1,666,700	422,343
Distributions
Total Distributions	(1,665,796)	(430,686)
Capital Share Transactions (at $1.00 per share)
Issued	29,731,632	32,229,346
Issued in Lieu of Cash Distributions	1,545,365	400,798
Redeemed	(21,390,481)	(38,955,502)
Net Increase (Decrease) from Capital Share Transactions	9,886,516	(6,325,358)
Total Increase (Decrease)	9,887,420	(6,333,701)
Net Assets
Beginning of Period	88,549,730	94,883,431
End of Period	98,437,150	88,549,730

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0180	.0047	.0002	.012	.024	.016
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	.0002	—	—	—	—
Total from Investment Operations	.0179	.0049	.0002	.012	.024	.016
Distributions
Dividends from Net Investment Income	(.0179)	(.0048)	(.0002)	(.012)	(.024)	(.016)
Distributions from Realized Capital Gains	(.0000)[2]	(.0001)	—	—	—	—
Total Distributions	(.0179)	(.0049)	(.0002)	(.012)	(.024)	(.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.80%	0.49%	0.02%	1.21%	2.42%	1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,437	$88,550	$94,883	$25,704	$18,923	$16,118
Ratio of Total Expenses to Average Net Assets[4]	0.10%	0.08%	0.07%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.62%	0.47%	0.02%	1.20%	2.39%	1.65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for 2022 and 0.10% for 2021. For the six months ended February 28, 2023, and the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
12

Cash Reserves Federal Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $3,441,000, representing less than 0.01% of the fund’s net assets and 1.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2023, Vanguard's expenses were reduced by $0 (an annual effective rate of 0.00% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.
13

Cash Reserves Federal Money Market Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	98,270,899
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
14

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	68.0%
8 - 30 Days	6.9
31 - 60 Days	6.9
61 - 90 Days	5.8
91 - 180 Days	8.9
Over 180 Days	3.5
15

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (43.2%)
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	249,000	248,997
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.010%	4.560%	3/1/23	104,000	103,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	4.550%	3/1/23	70,000	69,999
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.020%	4.590%	3/1/23	123,000	122,993
[2]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	4.600%	3/1/23	154,000	153,989
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	4.563%	3/1/23	140,600	140,598
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	4.575%	3/1/23	204,000	203,999
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	4.585%	3/1/23	550,000	550,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	170,000	169,995
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	4.590%	3/1/23	84,000	84,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	4.595%	3/1/23	127,000	127,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	4.600%	3/1/23	199,000	199,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	350,000	350,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	4.605%	3/1/23	146,000	146,000
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.120%	4.670%	3/1/23	134,032	134,032
[2]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.035%	4.843%	3/1/23	40,000	40,000
	Federal Home Loan Banks	4.250%	4/14/23	1,236,875	1,236,865
	Federal Home Loan Banks	4.600%	7/24/23	138,880	138,872
	Federal Home Loan Banks	4.625%	11/6/23	698,500	698,500
	Federal Home Loan Banks	5.020%	12/14/23	1,047,500	1,047,469
	Federal Home Loan Banks Discount Notes	4.473%–4.491%	3/8/23	2,706,652	2,704,316
	Federal Home Loan Banks Discount Notes	4.481%–4.481%	3/10/23	464,000	463,482
	Federal Home Loan Banks Discount Notes	4.472%–4.472%	3/13/23	174,230	173,977
	Federal Home Loan Banks Discount Notes	4.498%–4.514%	3/15/23	1,118,000	1,116,050
	Federal Home Loan Banks Discount Notes	4.472%–4.484%	3/17/23	2,910,059	2,904,358
	Federal Home Loan Banks Discount Notes	4.534%–4.534%	3/22/23	798,000	795,896
	Federal Home Loan Banks Discount Notes	4.549%–4.549%	3/24/23	310,412	309,522
16

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks Discount Notes	4.549%–4.549%	3/29/23	351,300	350,075
	Federal Home Loan Banks Discount Notes	4.685%–4.741%	4/10/23	173,000	172,112
	Federal Home Loan Banks Discount Notes	4.242%–4.677%	4/12/23	1,422,955	1,415,385
	Federal Home Loan Banks Discount Notes	4.647%–4.708%	4/14/23	1,443,000	1,434,921
	Federal Home Loan Banks Discount Notes	4.626%–4.626%	4/18/23	348,446	346,351
	Federal Home Loan Banks Discount Notes	4.667%–4.739%	4/19/23	1,646,188	1,635,872
	Federal Home Loan Banks Discount Notes	4.682%–4.682%	4/21/23	1,148,000	1,140,495
	Federal Home Loan Banks Discount Notes	4.702%–4.702%	4/26/23	1,952,000	1,937,929
	Federal Home Loan Banks Discount Notes	4.706%–4.712%	4/28/23	1,201,769	1,192,829
	Federal Home Loan Banks Discount Notes	4.768%–4.768%	5/2/23	1,256,782	1,246,728
	Federal Home Loan Banks Discount Notes	4.734%–4.786%	5/3/23	941,848	934,159
	Federal Home Loan Banks Discount Notes	4.738%–4.738%	5/15/23	348,382	345,065
	Federal Home Loan Banks Discount Notes	4.711%–4.739%	5/16/23	1,811,517	1,794,040
	Federal Home Loan Banks Discount Notes	4.806%–4.806%	5/19/23	796,557	788,280
	Federal Home Loan Banks Discount Notes	4.774%–4.774%	5/22/23	348,529	344,877
	Federal Home Loan Banks Discount Notes	4.877%–4.877%	5/31/23	125,000	123,482
	Federal Home Loan Banks Discount Notes	4.805%–4.805%	6/5/23	522,500	515,993
	Federal Home Loan Banks Discount Notes	4.942%–4.985%	6/20/23	1,046,572	1,030,954
	Federal Home Loan Banks Discount Notes	4.844%–4.844%	6/28/23	299,700	295,054
	Federal Home Loan Banks Discount Notes	4.851%–4.851%	7/5/23	278,000	273,430
	Federal Home Loan Banks Discount Notes	4.971%–4.971%	8/9/23	248,000	242,665
	Federal Home Loan Banks Discount Notes	5.077%–5.077%	2/8/24	698,347	666,450
	Federal Home Loan Banks Discount Notes	5.064%–5.064%	2/9/24	2,095,308	1,999,325
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.560%	3/23/23	1,399,400	1,399,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.565%	3/1/23	42,485	42,484
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/1/23	106,000	105,996
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	3/24/23	629,200	629,200
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	678,700	678,700
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/21/23	80,500	80,500
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.570%	4/25/23	702,300	702,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	611,670	611,670
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	3/1/23	565,000	565,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/14/23	349,300	349,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	4/24/23	1,153,300	1,153,300
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/1/23	594,200	594,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/4/23	2,106,700	2,106,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/22/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	1,054,000	1,054,000
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	5/26/23	314,200	314,200
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/2/23	1,053,400	1,053,400
[2]	Federal Home Loan Banks, SOFR + 0.030%	4.580%	6/5/23	1,053,800	1,053,800
[2]	Federal Home Loan Banks, SOFR + 0.035%	4.585%	3/1/23	148,000	147,997
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	1,130,600	1,130,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	5/22/23	1,048,600	1,048,600
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/1/23	699,100	699,100
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/2/23	911,000	911,000
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/5/23	1,195,700	1,195,700
[2]	Federal Home Loan Banks, SOFR + 0.040%	4.590%	6/28/23	1,053,400	1,053,400
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	706,545	706,545
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	706,545	706,545
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	706,250	706,250
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	671,300	671,300
[2]	Federal Home Loan Banks, SOFR + 0.045%	4.595%	3/1/23	529,915	529,915
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	706,700	706,700
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	706,600	706,600
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	353,900	353,900
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	3/1/23	353,000	353,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/27/23	524,400	524,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	6/30/23	1,400,000	1,400,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/3/23	1,048,700	1,048,700
17

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/5/23	703,000	703,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/6/23	704,400	704,400
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	703,500	703,500
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/10/23	352,000	352,000
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/13/23	263,900	263,900
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/17/23	3,625,700	3,625,700
[2]	Federal Home Loan Banks, SOFR + 0.050%	4.600%	7/24/23	731,390	731,380
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	708,000	708,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	706,700	706,700
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	706,600	706,600
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	700,500	700,500
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	530,000	530,000
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	496,100	496,100
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	392,900	392,900
[2]	Federal Home Loan Banks, SOFR + 0.055%	4.605%	3/1/23	353,400	353,400
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/25/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	8/28/23	699,700	699,700
[2]	Federal Home Loan Banks, SOFR + 0.060%	4.610%	9/5/23	1,053,800	1,053,800
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	707,000	707,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	706,670	706,670
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.065%	4.615%	3/1/23	353,200	353,200
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	3/1/23	353,200	353,200
[2]	Federal Home Loan Banks, SOFR + 0.070%	4.620%	10/3/23	1,047,000	1,047,000
[2]	Federal Home Loan Banks, SOFR + 0.075%	4.625%	3/1/23	699,000	699,000
[2]	Federal Home Loan Banks, SOFR + 0.090%	4.640%	12/27/23	702,900	702,900
	United States Treasury Bill	4.407%–4.407%	3/2/23	927	927
	United States Treasury Bill	3.902%–4.218%	3/14/23	4,052,000	4,045,467
	United States Treasury Bill	4.125%–4.528%	4/13/23	448,063	445,906
	United States Treasury Bill	4.359%–4.359%	4/18/23	586,064	582,431
	United States Treasury Bill	1.922%–4.576%	4/20/23	600,000	598,442
	United States Treasury Bill	3.141%–4.728%	6/15/23	1,050,000	1,040,663
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	344,553	344,251
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	2,441,000	2,441,006
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.037%	4.845%	3/1/23	2,200,000	2,199,999
Total U.S. Government and Agency Obligations (Cost $99,178,223)					99,178,223
Repurchase Agreements (56.6%)
	Bank of Montreal (Dated 2/1/23, Repurchase Value $176,107,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.875%, 7/31/23–2/15/32, with a value of $178,500,000)	4.555%	3/23/23	175,000	175,000
	Bank of Nova Scotia (Dated 2/28/23, Repurchase Value $964,121,000, collateralized by U.S. Treasury Note/Bond 1.875%–4.625%, 2/28/25–5/31/27, with a value of $983,280,000)	4.530%	3/1/23	964,000	964,000
18

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian Imperial Bank of Commerce (Dated 2/2/23, Repurchase Value $931,741,000, collateralized by U.S. Treasury Bill 0.000%, 5/16/23, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/23–2/15/43, and U.S. Treasury Note/Bond 0.375%-4.500%, 10/31/23–8/15/51, with a value of $944,520,000)	4.555%	3/23/23	926,000	926,000
Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $118,303,950,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.625%, 2/15/39–5/15/52, with a value of $118,303,950,000)	4.550%	3/1/23	118,289,000	118,289,000
Fixed Income Clearing Corp. (Dated 2/28/23, Repurchase Value $2,959,374,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 7/15/23–7/15/31, and U.S. Treasury Note/Bond 0.250%–3.000%, 8/15/23–11/15/40, with a value of $3,018,180,000)	4.550%	3/1/23	2,959,000	2,959,000
MUFG Securities America Inc. (Dated 2/28/23, Repurchase Value $466,059,000, collateralized by U.S. Treasury Bill 0.000%, 3/2/23–6/6/23, with a value of $475,320,000)	4.540%	3/1/23	466,000	466,000
Nomura International plc (Dated 2/28/23, Repurchase Value $466,059,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/24–1/15/29, with a value of $475,320,000)	4.550%	3/1/23	466,000	466,000
RBC Capital Markets LLC (Dated 2/28/23, Repurchase Value $68,009,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/24–2/15/46, and U.S. Treasury Note/Bond 1.250%–6.125%, 9/30/24–11/15/52, with a value of $69,360,000)	4.550%	3/1/23	68,000	68,000
Royal Bank of Canada (Dated 2/27/23, Repurchase Value $1,403,431,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 10/15/24–2/15/49, and U.S. Treasury Note/Bond 0.125%–5.250%, 5/31/23–2/15/53, with a value of $1,419,193,000)	4.730%	5/4/23	1,391,366	1,391,366
Royal Bank of Canada (Dated 2/28/23, Repurchase Value $527,073,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.000%, 6/30/25–2/28/30, with a value of $533,057,000)	4.735%	5/4/23	522,605	522,605
Standard Chartered Bank (Dated 2/28/23, Repurchase Value $1,462,185,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 7/15/23–2/15/44, and U.S. Treasury Note/Bond 0.125%–4.500%, 8/15/23–5/15/52, with a value of $1,491,428,000)	4.550%	3/1/23	1,462,000	1,462,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/23, Repurchase Value $1,960,248,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.375%, 3/15/23–5/15/41, with a value of $1,999,200,000)	4.550%	3/1/23	1,960,000	1,960,000
19

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 2/28/23, Repurchase Value $118,015,000, collateralized by U.S. Treasury Note/Bond 1.125%–4.125%, 6/30/23–11/15/31, with a value of $120,360,000)	4.560%	3/1/23	118,000	118,000
Total Repurchase Agreements (Cost $129,766,971)				129,766,971
Total Investments (99.8%) (Cost $228,945,194)				228,945,194
Other Assets and Liabilities—Net (0.2%)				359,126
Net Assets (100%)				229,304,320
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $99,178,223)	99,178,223
Repurchase Agreements (Cost $129,766,971)	129,766,971
Total Investments in Securities	228,945,194
Investment in Vanguard	8,065
Cash	873
Receivables for Accrued Income	393,767
Receivables for Capital Shares Issued	353,847
Other Assets	10,500
Total Assets	229,712,246
Liabilities
Payables for Investment Securities Purchased	123,482
Payables for Capital Shares Redeemed	234,688
Payables for Distributions	40,807
Payables to Vanguard	8,949
Total Liabilities	407,926
Net Assets	229,304,320
At February 28, 2023, net assets consisted of:

Paid-in Capital	229,303,949
Total Distributable Earnings (Loss)	371
Net Assets	229,304,320

Net Assets
Applicable to 229,303,438,586 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	229,304,320
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
21

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	4,037,115
Total Income	4,037,115
Expenses
The Vanguard Group—Note B
Investment Advisory Services	373
Management and Administrative	110,090
Marketing and Distribution	8,037
Custodian Fees	192
Shareholders’ Reports	1,499
Trustees’ Fees and Expenses	49
Other Expenses	6
Total Expenses	120,246
Expenses Paid Indirectly	(38)
Net Expenses	120,208
Net Investment Income	3,916,907
Realized Net Gain (Loss) on Investment Securities Sold	1,657
Net Increase (Decrease) in Net Assets Resulting from Operations	3,918,564

See accompanying Notes, which are an integral part of the Financial Statements.
22

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,916,907	1,032,737
Realized Net Gain (Loss)	1,657	350
Net Increase (Decrease) in Net Assets Resulting from Operations	3,918,564	1,033,087
Distributions
Total Distributions	(3,916,983)	(1,032,754)
Capital Share Transactions (at $1.00 per share)
Issued	54,940,802	103,314,268
Issued in Lieu of Cash Distributions	3,704,777	979,612
Redeemed	(45,884,135)	(82,138,377)
Net Increase (Decrease) from Capital Share Transactions	12,761,444	22,155,503
Total Increase (Decrease)	12,763,025	22,155,836
Net Assets
Beginning of Period	216,541,295	194,385,459
End of Period	229,304,320	216,541,295

See accompanying Notes, which are an integral part of the Financial Statements.
23

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
			2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0178	.0050	.0002	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0001)	(.0002)	—	—	—	—
Total from Investment Operations	.0177	.0048	.0002	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0177)	(.0048)	(.0002)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0177)	(.0048)	(.0002)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.78%	0.48%	0.02%	1.03%	2.26%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$229,304	$216,541	$194,385	$197,525	$132,966	$100,287
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.09%	0.09%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.58%	0.50%	0.02%	0.93%	2.24%	1.43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2022 and 0.11% for 2021. For the six months ended February 28, 2023, and the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
25

Federal Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $8,065,000, representing less than 0.01% of the fund’s net assets and 3.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended ended February 28, 2023, Vanguard's expenses were reduced by $0 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
26

Federal Money Market Fund
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $38,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	228,945,194
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $1,210,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
27

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2023
1 - 7 Days	31.3%
8 - 30 Days	22.7
31 - 60 Days	31.5
61 - 90 Days	11.1
91 - 180 Days	3.4
28

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (75.4%)
	United States Treasury Bill	4.408%	3/2/23	939	939
	United States Treasury Bill	3.876%	3/7/23	1,200,000	1,199,102
	United States Treasury Bill	4.143%	3/9/23	2,800,000	2,797,184
	United States Treasury Bill	3.902%–4.218%	3/14/23	5,009,000	5,000,864
	United States Treasury Bill	4.237%	3/21/23	1,500,000	1,496,233
	United States Treasury Bill	4.223%	4/4/23	2,800,000	2,788,087
	United States Treasury Bill	4.312%	4/11/23	2,700,000	2,685,855
	United States Treasury Bill	4.126%–4.528%	4/13/23	2,117,612	2,106,153
	United States Treasury Bill	4.360%	4/18/23	2,500,000	2,484,500
	United States Treasury Bill	1.922%–4.577%	4/20/23	575,000	571,639
	United States Treasury Bill	4.335%–4.369%	4/25/23	2,300,000	2,283,733
	United States Treasury Bill	4.459%	5/2/23	600,000	595,298
	United States Treasury Bill	4.479%	5/9/23	500,000	495,620
	United States Treasury Bill	4.558%	5/11/23	1,500,000	1,486,421
	United States Treasury Bill	4.649%	5/18/23	2,000,000	1,979,720
	United States Treasury Bill	3.141%–4.729%	6/15/23	550,000	542,976
	United States Treasury Bill	4.723%	6/29/23	850,000	836,967
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield - 0.075%	4.733%	3/1/23	1,138,700	1,137,728
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	4.842%	3/1/23	550,000	550,001
Total U.S. Government and Agency Obligations (Cost $31,039,020)					31,039,020
Repurchase Agreement (24.2%)
	Federal Reserve Bank of New York (Dated 2/28/23, Repurchase Value $9,956,258,000, collateralized by U.S. Treasury Note/Bond 0.125%–1.125%, 7/31/23–2/15/31, with a value of $9,956,258,000) (Cost $9,955,000)	4.550%	3/1/23	9,955,000	9,955,000
Total Investments (99.6%) (Cost $40,994,020)					40,994,020
Other Assets and Liabilities—Net (0.4%)					184,462
Net Assets (100%)					41,178,482
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $31,039,020)	31,039,020
Repurchase Agreements (Cost $9,955,000)	9,955,000
Total Investments in Securities	40,994,020
Investment in Vanguard	1,391
Cash	14
Receivables for Accrued Income	7,602
Receivables for Capital Shares Issued	260,278
Other Assets	3,298
Total Assets	41,266,603
Liabilities
Payables for Capital Shares Redeemed	74,823
Payables for Distributions	11,999
Payables to Vanguard	1,299
Total Liabilities	88,121
Net Assets	41,178,482
At February 28, 2023, net assets consisted of:

Paid-in Capital	41,178,610
Total Distributable Earnings (Loss)	(128)
Net Assets	41,178,482

Net Assets
Applicable to 41,175,570,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,178,482
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
30

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Interest	662,242
Total Income	662,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative	14,732
Marketing and Distribution	1,345
Custodian Fees	79
Shareholders’ Reports	94
Trustees’ Fees and Expenses	8
Other Expenses	6
Total Expenses	16,327
Net Investment Income	645,915
Realized Net Gain (Loss) on Investment Securities Sold	645
Net Increase (Decrease) in Net Assets Resulting from Operations	646,560

See accompanying Notes, which are an integral part of the Financial Statements.
31

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	645,915	155,618
Realized Net Gain (Loss)	645	(657)
Net Increase (Decrease) in Net Assets Resulting from Operations	646,560	154,961
Distributions
Total Distributions	(645,923)	(155,642)
Capital Share Transactions (at $1.00 per share)
Issued	22,236,361	21,601,161
Issued in Lieu of Cash Distributions	590,177	144,000
Redeemed	(16,003,504)	(23,133,582)
Net Increase (Decrease) from Capital Share Transactions	6,823,034	(1,388,421)
Total Increase (Decrease)	6,823,671	(1,389,102)
Net Assets
Beginning of Period	34,354,811	35,743,913
End of Period	41,178,482	34,354,811

See accompanying Notes, which are an integral part of the Financial Statements.
32

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
			2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0177	.0045	.0003	.010	.022	.014
Net Realized and Unrealized Gain (Loss) on Investments	(.0002)	—	—	—	—	—
Total from Investment Operations	.0175	.0045	.0003	.010	.022	.014
Distributions
Dividends from Net Investment Income	(.0175)	(.0045)	(.0003)	(.010)	(.022)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0175)	(.0045)	(.0003)	(.010)	(.022)	(.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.76%	0.45%	0.03%	1.05%	2.25%	1.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,178	$34,355	$35,744	$38,547	$28,428	$18,911
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.56%	0.45%	0.03%	0.95%	2.23%	1.43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2022 and 0.09% for 2021. For the six months ended February 28, 2023, and the years ended August 31, 2020, 2019, and 2018, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged
34

Treasury Money Market Fund
administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $1,391,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2023, Vanguard's expenses were reduced by $0 (an effective annual rate of 0.00% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
35

Treasury Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,994,020
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $765,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
36

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q302 042023

Semiannual Report  |  February 28, 2023
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,078.30	$0.52
Institutional Shares	1,000.00	1,078.60	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,103.90	$0.78
Institutional Shares	1,000.00	1,104.30	0.42
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,052.60	$0.76
Institutional Shares	1,000.00	1,053.00	0.41
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	2.1%
Consumer Discretionary	14.4
Consumer Staples	3.8
Energy	3.5
Financials	15.3
Health Care	9.2
Industrials	20.6
Information Technology	12.6
Materials	6.8
Real Estate	8.0
Utilities	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P Mid-Cap 400 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (2.1%)
*	Iridium Communications Inc.	169,364	10,394
	Nexstar Media Group Inc. Class A	50,829	9,449
	New York Times Co. Class A	221,929	8,544
	Frontier Communications Parent Inc.	300,546	8,223
	TEGNA Inc.	300,741	5,233
*	Ziff Davis Inc.	63,613	5,024
	World Wrestling Entertainment Inc. Class A	58,365	4,903
	Cable One Inc.	6,501	4,490
*	TripAdvisor Inc.	141,251	3,047
	John Wiley & Sons Inc. Class A	57,791	2,571
			61,878
Consumer Discretionary (14.3%)
*	Five Below Inc.	74,821	15,286
*	Deckers Outdoor Corp.	35,677	14,854
	Service Corp. International	207,315	14,000
	Williams-Sonoma Inc.	89,923	11,233
	Lear Corp.	79,672	11,126
	Churchill Downs Inc.	44,367	10,904
*	Crocs Inc.	83,230	10,130
	Tempur Sealy International Inc.	230,474	9,850
	Dick's Sporting Goods Inc.	74,950	9,641
	Lithia Motors Inc. Class A	36,852	9,404
	Wyndham Hotels & Resorts Inc.	119,051	9,169
	Texas Roadhouse Inc. Class A	90,195	9,158
	Gentex Corp.	316,188	9,027
*	TopBuild Corp.	43,097	8,946
*	Capri Holdings Ltd.	173,616	8,606
*	Mattel Inc.	477,709	8,594
	Brunswick Corp.	97,736	8,544
	Harley-Davidson Inc.	179,317	8,527
		Shares	Market Value• ($000)
	Toll Brothers Inc.	142,059	8,515
	Polaris Inc.	73,438	8,354
*	Skechers USA Inc. Class A	180,921	8,053
*	Light & Wonder Inc.	126,271	7,906
	Marriott Vacations Worldwide Corp.	51,654	7,903
*	RH	25,904	7,746
	H&R Block Inc.	209,553	7,712
	Macy's Inc.	365,286	7,474
	Murphy USA Inc.	28,013	7,146
	PVH Corp.	87,923	7,055
	Boyd Gaming Corp.	106,922	6,964
	Wingstop Inc.	40,326	6,870
*	Fox Factory Holding Corp.	56,974	6,694
	Thor Industries Inc.	72,362	6,584
*,1	GameStop Corp. Class A	340,712	6,552
*	Penn Entertainment Inc.	209,099	6,384
*	Visteon Corp.	37,936	6,337
*	AutoNation Inc.	46,104	6,294
	Leggett & Platt Inc.	178,701	6,163
*	Adient plc	127,813	5,460
*	Taylor Morrison Home Corp. Class A	146,047	5,233
	Wendy's Co.	229,702	5,044
*	Grand Canyon Education Inc.	41,342	4,684
	Foot Locker Inc.	106,905	4,674
	Travel + Leisure Co.	109,568	4,596
*	YETI Holdings Inc.	116,265	4,532
*	Ollie's Bargain Outlet Holdings Inc.	78,465	4,515
	Choice Hotels International Inc.	37,356	4,421
	Kohl's Corp.	157,231	4,409
*	Victoria's Secret & Co.	109,519	4,341
*	Goodyear Tire & Rubber Co.	381,319	4,332
*	Topgolf Callaway Brands Corp.	186,884	4,332
	Columbia Sportswear Co.	47,736	4,163
	KB Home	111,966	3,949
	Carter's Inc.	51,449	3,879
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Gap Inc.	284,357	3,699
*	Helen of Troy Ltd.	32,339	3,644
	Papa John's International Inc.	43,335	3,638
	Cracker Barrel Old Country Store Inc.	29,882	3,256
	Graham Holdings Co. Class B	5,175	3,243
	Nordstrom Inc.	150,161	2,925
	Dana Inc.	172,013	2,725
	Hanesbrands Inc.	469,974	2,669
*	Under Armour Inc. Class A	254,599	2,528
*	Under Armour Inc. Class C	264,770	2,330
			426,926
Consumer Staples (3.8%)
*	Darling Ingredients Inc.	216,042	13,669
*	BJ's Wholesale Club Holdings Inc.	182,065	13,072
*	Performance Food Group Co.	209,840	11,875
	Casey's General Stores Inc.	50,216	10,443
	Ingredion Inc.	88,374	8,784
	Flowers Foods Inc.	259,014	7,221
*	Post Holdings Inc.	73,308	6,595
*	BellRing Brands Inc.	182,574	5,638
*	Coty Inc. Class A	492,775	5,568
	Lancaster Colony Corp.	26,744	5,134
*	Celsius Holdings Inc.	54,459	4,945
*	Sprouts Farmers Market Inc.	142,690	4,322
*	Boston Beer Co. Inc. Class A	12,707	4,115
	Coca-Cola Consolidated Inc.	6,204	3,455
	Energizer Holdings Inc.	89,339	3,237
*	Grocery Outlet Holding Corp.	119,335	3,228
*	Pilgrim's Pride Corp.	60,084	1,405
			112,706
Energy (3.5%)
	NOV Inc.	529,485	11,585
*	Antero Resources Corp.	372,200	9,752
	HF Sinclair Corp.	181,277	9,013
	Range Resources Corp.	325,712	8,775
	PDC Energy Inc.	124,205	8,335
	ChampionX Corp.	268,727	8,215
	Matador Resources Co.	151,312	8,139
*	Southwestern Energy Co.	1,487,560	7,884
	Murphy Oil Corp.	196,973	7,686
	PBF Energy Inc. Class A	154,059	6,734
	DT Midstream Inc.	130,408	6,547
	Antero Midstream Corp.	451,459	4,758
		Shares	Market Value• ($000)
*	CNX Resources Corp.	243,283	3,734
	Equitrans Midstream Corp.	583,435	3,518
			104,675
Financials (15.2%)
	First Horizon Corp.	723,255	17,915
	East West Bancorp Inc.	189,990	14,479
	Annaly Capital Management Inc.	630,656	13,042
	Reinsurance Group of America Inc.	90,087	13,015
	RenaissanceRe Holdings Ltd.	58,907	12,659
	American Financial Group Inc.	94,106	12,621
	Webster Financial Corp.	234,553	12,459
	Interactive Brokers Group Inc. Class A	138,662	11,940
	Cullen/Frost Bankers Inc.	86,667	11,424
	Unum Group	252,059	11,229
	Commerce Bancshares Inc.	153,707	10,168
	Old Republic International Corp.	381,458	10,059
	Voya Financial Inc.	130,987	9,757
	Stifel Financial Corp.	143,265	9,574
	Primerica Inc.	49,737	9,547
	Jefferies Financial Group Inc.	246,937	9,332
	Kinsale Capital Group Inc.	29,047	9,257
	Prosperity Bancshares Inc.	123,067	9,044
	SEI Investments Co.	138,120	8,322
	Selective Insurance Group Inc.	81,244	8,249
	Synovus Financial Corp.	196,075	8,198
	New York Community Bancorp Inc.	917,009	8,143
	Affiliated Managers Group Inc.	50,775	8,094
	First American Financial Corp.	139,575	7,925
	Pinnacle Financial Partners Inc.	103,061	7,636
	Wintrust Financial Corp.	81,903	7,546
	RLI Corp.	54,437	7,507
	United Bankshares Inc.	181,502	7,400
	Glacier Bancorp Inc.	149,308	7,074
	Old National Bancorp	394,772	6,976
	Bank OZK	149,214	6,868
	FNB Corp.	472,798	6,747
	Hanover Insurance Group Inc.	47,935	6,686
	Valley National Bancorp	566,522	6,560
	Cadence Bank	245,923	6,532
	First Financial Bankshares Inc.	174,970	6,418
	Evercore Inc. Class A	48,164	6,318
	Essent Group Ltd.	145,182	6,236

5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Home BancShares Inc.	255,687	6,162
	Hancock Whitney Corp.	115,507	5,674
	MGIC Investment Corp.	400,386	5,509
*	Brighthouse Financial Inc.	93,195	5,389
	UMB Financial Corp.	58,614	5,314
	Kemper Corp.	86,119	5,305
	Umpqua Holdings Corp.	292,584	5,167
	Janus Henderson Group plc	178,658	4,906
	SLM Corp.	337,279	4,850
	Associated Banc-Corp	202,687	4,692
	Federated Hermes Inc. Class B	113,956	4,484
	FirstCash Holdings Inc.	50,572	4,463
*	Texas Capital Bancshares Inc.	67,267	4,455
	PacWest Bancorp	158,835	4,408
	Cathay General Bancorp	100,322	4,306
	Bank of Hawaii Corp.	53,939	4,038
	CNO Financial Group Inc.	154,226	3,951
	Fulton Financial Corp.	225,788	3,884
	International Bancshares Corp.	71,171	3,454
	Columbia Banking System Inc.	105,702	3,143
	Washington Federal Inc.	88,065	3,088
	Navient Corp.	142,408	2,570
			452,168
Health Care (9.2%)
*	United Therapeutics Corp.	61,434	15,115
*	Neurocrine Biosciences Inc.	129,582	13,360
*	Penumbra Inc.	51,194	13,310
*	Repligen Corp.	69,604	12,137
*	Jazz Pharmaceuticals plc	84,874	11,916
*	Masimo Corp.	65,187	10,907
	Chemed Corp.	20,043	10,454
	Bruker Corp.	134,814	9,291
*	Shockwave Medical Inc.	48,717	9,268
*	Acadia Healthcare Co. Inc.	122,630	8,892
*	Halozyme Therapeutics Inc.	182,257	8,747
*	Tenet Healthcare Corp.	145,747	8,531
*	Envista Holdings Corp.	219,774	8,497
	Encompass Health Corp.	134,505	7,602
*	Exelixis Inc.	434,796	7,426
*	HealthEquity Inc.	113,943	7,426
*	Lantheus Holdings Inc.	92,781	6,862
	Perrigo Co. plc	181,486	6,840
*	Medpace Holdings Inc.	33,954	6,583
*	Option Care Health Inc.	208,415	6,392
*	QuidelOrtho Corp.	72,110	6,269
*	Globus Medical Inc. Class A	104,347	6,088
*	Syneos Health Inc.	138,711	5,579
		Shares	Market Value• ($000)
*	Integra LifeSciences Holdings Corp.	97,941	5,448
*	Haemonetics Corp.	68,214	5,305
*	Neogen Corp.	291,313	5,153
*	ICU Medical Inc.	27,154	4,634
*	Arrowhead Pharmaceuticals Inc.	142,688	4,609
*	Azenta Inc.	101,126	4,438
*	Amedisys Inc.	43,800	4,027
*	Progyny Inc.	101,420	3,809
*	Enovis Corp.	64,234	3,701
*	Inari Medical Inc.	65,092	3,662
*	STAAR Surgical Co.	64,981	3,599
*	LivaNova plc	72,151	3,414
*	Omnicell Inc.	60,191	3,277
*	Tandem Diabetes Care Inc.	86,675	3,108
	Patterson Cos. Inc.	116,781	3,097
*	R1 RCM Inc.	185,236	2,630
*	Sotera Health Co.	133,102	2,222
			273,625
Industrials (20.4%)
*	Axon Enterprise Inc.	91,131	18,255
	Hubbell Inc. Class B	72,398	18,211
	Carlisle Cos. Inc.	69,708	18,000
*	Builders FirstSource Inc.	198,383	16,819
	AECOM	188,240	16,256
	Graco Inc.	227,170	15,797
	Toro Co.	140,458	15,512
	Regal Rexnord Corp.	89,174	14,057
	Watsco Inc.	44,836	13,662
	Lincoln Electric Holdings Inc.	77,825	13,069
	Owens Corning	125,973	12,319
	Knight-Swift Transportation Holdings Inc. Class A	216,607	12,312
	AGCO Corp.	83,461	11,752
*	Middleby Corp.	72,637	11,294
	Lennox International Inc.	43,469	11,077
	EMCOR Group Inc.	64,235	10,741
	Fortune Brands Innovations Inc.	172,866	10,709
	Donaldson Co. Inc.	165,067	10,441
	nVent Electric plc	224,582	10,295
	KBR Inc.	184,932	10,192
	ITT Inc.	111,484	10,133
	Tetra Tech Inc.	71,417	9,776
*	Saia Inc.	35,671	9,662
*	CACI International Inc. Class A	31,672	9,280
	Valmont Industries Inc.	28,757	9,126
	Curtiss-Wright Corp.	51,636	9,026
*	Clean Harbors Inc.	67,785	8,952
	Landstar System Inc.	48,423	8,754
	MDU Resources Group Inc.	274,106	8,730
*	FTI Consulting Inc.	46,400	8,524

6

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Acuity Brands Inc.	43,353	8,409
	Hexcel Corp.	113,463	8,277
	Woodward Inc.	81,101	8,029
*	GXO Logistics Inc.	159,926	7,928
	Science Applications International Corp.	74,306	7,924
	Oshkosh Corp.	88,153	7,862
*	MasTec Inc.	79,481	7,767
	Crane Holdings Co.	64,329	7,705
*	Univar Solutions Inc.	219,940	7,643
	Timken Co.	89,234	7,625
*	Trex Co. Inc.	147,925	7,563
*	Chart Industries Inc.	56,341	7,522
*	IAA Inc.	180,305	7,376
*	Avis Budget Group Inc.	33,537	7,367
	UFP Industries Inc.	83,010	7,100
*	Fluor Corp.	191,531	7,023
*	Sunrun Inc.	287,266	6,906
	MSA Safety Inc.	49,669	6,673
	Ryder System Inc.	67,734	6,632
	Watts Water Technologies Inc. Class A	36,780	6,445
	Simpson Manufacturing Co. Inc.	57,422	6,194
	Flowserve Corp.	176,183	6,112
*	ASGN Inc.	67,268	5,973
	Insperity Inc.	48,064	5,964
*	Stericycle Inc.	124,263	5,925
*	Kirby Corp.	80,738	5,856
	ManpowerGroup Inc.	68,150	5,785
	Terex Corp.	90,997	5,388
	MSC Industrial Direct Co. Inc. Class A	63,647	5,379
*	XPO Inc.	155,240	5,179
	GATX Corp.	47,451	5,176
	EnerSys	55,057	4,993
*	Mercury Systems Inc.	78,164	4,091
	Brink's Co.	62,615	4,086
	Esab Corp.	69,649	4,085
	Werner Enterprises Inc.	79,233	3,680
*	JetBlue Airways Corp.	436,630	3,624
*	Dycom Industries Inc.	39,709	3,344
	Kennametal Inc.	108,613	3,077
*	SunPower Corp.	114,357	1,718
*	Vicor Corp.	29,932	1,407
			609,545
Information Technology (12.5%)
*	Fair Isaac Corp.	33,666	22,805
*	Lattice Semiconductor Corp.	184,752	15,696
	Jabil Inc.	181,485	15,069
*	Dynatrace Inc.	291,007	12,376
*	Manhattan Associates Inc.	84,108	12,090
*	WEX Inc.	58,761	11,330
	Cognex Corp.	233,105	11,054
	Genpact Ltd.	227,244	10,846
		Shares	Market Value• ($000)
*	Paylocity Holding Corp.	55,533	10,696
*	Arrow Electronics Inc.	82,908	9,782
*	Ciena Corp.	199,694	9,629
*	Wolfspeed Inc.	125,435	9,280
	National Instruments Corp.	176,002	8,890
	Littelfuse Inc.	33,370	8,634
*	Aspen Technology Inc.	39,204	8,312
*	Coherent Corp.	186,955	8,063
*	Silicon Laboratories Inc.	44,864	8,010
	Universal Display Corp.	58,582	7,958
	Concentrix Corp.	57,111	7,815
*	Cirrus Logic Inc.	74,221	7,626
*	Novanta Inc.	48,109	7,549
	MKS Instruments Inc.	77,099	7,473
*	ExlService Holdings Inc.	44,569	7,332
*	Euronet Worldwide Inc.	63,508	6,913
	Western Union Co.	520,507	6,746
	Maximus Inc.	81,617	6,699
	Power Integrations Inc.	77,102	6,342
*	Synaptics Inc.	53,751	6,322
*	Super Micro Computer Inc.	62,066	6,081
*	Teradata Corp.	137,220	5,593
	Vontier Corp.	212,984	5,574
	Avnet Inc.	123,364	5,516
*	Qualys Inc.	46,597	5,505
	TD SYNNEX Corp.	56,673	5,470
*	IPG Photonics Corp.	43,339	5,341
*	Lumentum Holdings Inc.	91,936	4,947
	Belden Inc.	57,702	4,869
*	NCR Corp.	185,212	4,728
*	MACOM Technology Solutions Holdings Inc.	68,880	4,721
*	Envestnet Inc.	74,574	4,662
*	Kyndryl Holdings Inc.	275,137	4,317
*	Calix Inc.	76,748	3,926
*	ACI Worldwide Inc.	151,474	3,916
*	Allegro MicroSystems Inc.	87,682	3,830
	Vishay Intertechnology Inc.	174,670	3,708
*	CommVault Systems Inc.	60,024	3,534
	Amkor Technology Inc.	135,393	3,488
*	Blackbaud Inc.	60,120	3,348
*	Viasat Inc.	101,896	3,236
*	SiTime Corp.	21,651	2,688
	Xerox Holdings Corp.	150,760	2,486
			372,821
Materials (6.7%)
	Reliance Steel & Aluminum Co.	79,116	19,608
	RPM International Inc.	174,018	15,423
*	Cleveland-Cliffs Inc.	694,630	14,817
	Alcoa Corp.	238,520	11,673
	Royal Gold Inc.	88,495	10,512
	AptarGroup Inc.	88,004	10,272
	Olin Corp.	171,692	9,915
	United States Steel Corp.	315,811	9,673

7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Valvoline Inc.	238,609	8,399
	Commercial Metals Co.	158,192	8,187
	Sonoco Products Co.	131,450	7,764
	Eagle Materials Inc.	49,670	6,970
	Chemours Co.	203,435	6,953
	Ashland Inc.	67,136	6,833
	Cabot Corp.	75,826	6,031
	Silgan Holdings Inc.	112,777	6,022
	Louisiana-Pacific Corp.	96,642	5,655
	Westlake Corp.	46,419	5,530
	Avient Corp.	115,248	5,028
	Scotts Miracle-Gro Co.	54,525	4,498
*	MP Materials Corp.	124,468	4,356
	Sensient Technologies Corp.	56,671	4,273
*	Ingevity Corp.	47,356	3,910
	NewMarket Corp.	9,182	3,154
	Worthington Industries Inc.	40,719	2,461
	Greif Inc. Class A	34,458	2,448
			200,365
Real Estate (8.0%)
	Rexford Industrial Realty Inc.	247,338	14,954
	CubeSmart	302,713	14,224
	Life Storage Inc.	114,573	13,808
	Lamar Advertising Co. Class A	117,625	12,299
*	Jones Lang LaSalle Inc.	63,979	11,162
	National Retail Properties Inc.	240,896	10,917
	Healthcare Realty Trust Inc. Class A	512,988	10,003
	EastGroup Properties Inc.	58,736	9,590
	First Industrial Realty Trust Inc.	178,106	9,395
	Brixmor Property Group Inc.	404,268	9,153
	Omega Healthcare Investors Inc.	315,662	8,457
	Agree Realty Corp.	119,378	8,450
[1]	Medical Properties Trust Inc.	806,082	8,303
	Spirit Realty Capital Inc.	188,252	7,752
	Apartment Income REIT Corp. Class A	202,091	7,639
	Rayonier Inc.	197,375	6,628
	Kite Realty Group Trust	295,346	6,415
	Independence Realty Trust Inc.	301,764	5,459
	Kilroy Realty Corp.	141,800	5,108
	PotlatchDeltic Corp.	108,892	5,026
	Cousins Properties Inc.	204,163	5,000
	National Storage Affiliates Trust	113,925	4,819
	Physicians Realty Trust	307,698	4,563
	Vornado Realty Trust	217,166	4,296
	Shares	Market Value• ($000)
Park Hotels & Resorts Inc.	303,111	4,168
EPR Properties	101,138	4,130
Corporate Office Properties Trust	151,553	3,854
Highwoods Properties Inc.	141,839	3,759
Sabra Health Care REIT Inc.	311,371	3,708
Macerich Co.	289,566	3,460
Douglas Emmett Inc.	237,004	3,349
SL Green Realty Corp.	86,717	2,953
Pebblebrook Hotel Trust	177,115	2,527
JBG SMITH Properties	133,164	2,297
		237,625
Utilities (3.6%)
Essential Utilities Inc.	321,724	13,763
UGI Corp.	282,237	10,508
OGE Energy Corp.	269,857	9,639
National Fuel Gas Co.	123,306	7,063
IDACORP Inc.	68,157	7,048
New Jersey Resources Corp.	129,706	6,619
Hawaiian Electric Industries Inc.	147,566	5,969
ONE Gas Inc.	72,980	5,850
Portland General Electric Co.	120,337	5,752
PNM Resources Inc.	115,676	5,668
Ormat Technologies Inc.	65,733	5,556
Black Hills Corp.	87,718	5,387
Southwest Gas Holdings Inc.	83,170	5,241
Spire Inc.	70,766	4,982
ALLETE Inc.	77,060	4,715
NorthWestern Corp.	77,885	4,500
		108,260
Total Common Stocks (Cost $2,563,207)		2,960,594

8

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund, 4.640% (Cost $30,155)	301,603	30,157
Total Investments (100.3%) (Cost $2,593,362)		2,990,751
Other Assets and Liabilities—Net (-0.3%)		(7,612)
Net Assets (100%)		2,983,139
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,920,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,304,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2023	74	19,264	464

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Wolfspeed Inc.	8/31/23	BANA	3,234	(4.569)	—	(138)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,563,207)	2,960,594
Affiliated Issuers (Cost $30,155)	30,157
Total Investments in Securities	2,990,751
Investment in Vanguard	107
Cash	18
Cash Collateral Pledged—Futures Contracts	1,110
Receivables for Accrued Income	2,378
Receivables for Capital Shares Issued	927
Total Assets	2,995,291
Liabilities
Payables for Investment Securities Purchased	3,213
Collateral for Securities on Loan	8,304
Payables for Capital Shares Redeemed	357
Payables to Vanguard	98
Variation Margin Payable—Futures Contracts	42
Unrealized Depreciation—Over-the-Counter Swap Contracts	138
Total Liabilities	12,152
Net Assets	2,983,139
1 Includes $7,920,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	2,777,977
Total Distributable Earnings (Loss)	205,162
Net Assets	2,983,139

ETF Shares—Net Assets[2]
Applicable to 17,902,316 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,571,044
Net Asset Value Per Share—ETF Shares	$87.76

Institutional Shares—Net Assets
Applicable to 4,033,773 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,412,095
Net Asset Value Per Share—Institutional Shares	$350.07
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	18,522
Interest[1]	250
Securities Lending—Net	515
Total Income	19,287
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33
Management and Administrative—ETF Shares	617
Management and Administrative—Institutional Shares	478
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	19
Custodian Fees	21
Shareholders’ Reports—ETF Shares	29
Shareholders’ Reports—Institutional Shares	8
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,254
Expenses Paid Indirectly	(1)
Net Expenses	1,253
Net Investment Income	18,034
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	60,431
Futures Contracts	(125)
Swap Contracts	(326)
Realized Net Gain (Loss)	59,980
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	134,441
Futures Contracts	330
Swap Contracts	(138)
Change in Unrealized Appreciation (Depreciation)	134,633
Net Increase (Decrease) in Net Assets Resulting from Operations	212,647
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $234,000, $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $91,194,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,034	40,787
Realized Net Gain (Loss)	59,980	142,855
Change in Unrealized Appreciation (Depreciation)	134,633	(502,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	212,647	(319,346)
Distributions
ETF Shares	(14,691)	(19,007)
Institutional Shares	(13,525)	(18,307)
Total Distributions	(28,216)	(37,314)
Capital Share Transactions
ETF Shares	65,869	119,621
Institutional Shares	(2,610)	100,708
Net Increase (Decrease) from Capital Share Transactions	63,259	220,329
Total Increase (Decrease)	247,690	(136,331)
Net Assets
Beginning of Period	2,735,449	2,871,780
End of Period	2,983,139	2,735,449
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$82.25	$93.08	$65.16	$63.59	$69.01	$58.37
Investment Operations
Net Investment Income[2]	.535	1.247	.998	.980	.940	.889
Net Realized and Unrealized Gain (Loss) on Investments	5.811	(10.928)	27.898	1.607	(5.437)	10.605
Total from Investment Operations	6.346	(9.681)	28.896	2.587	(4.497)	11.494
Distributions
Dividends from Net Investment Income	(.836)	(1.149)	(.976)	(1.017)	(.923)	(.854)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.836)	(1.149)	(.976)	(1.017)	(.923)	(.854)
Net Asset Value, End of Period	$87.76	$82.25	$93.08	$65.16	$63.59	$69.01
Total Return	7.83%	-10.47%	44.65%	4.11%	-6.50%	19.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,571	$1,411	$1,476	$890	$919	$973
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.41%	1.21%	1.57%	1.47%	1.38%
Portfolio Turnover Rate[4]	5%	11%	16%	17%	10%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$328.11	$371.30	$259.90	$253.60	$275.26	$232.82
Investment Operations
Net Investment Income[1]	2.160	5.037	4.038	3.959	3.786	3.711
Net Realized and Unrealized Gain (Loss) on Investments	23.165	(43.574)	111.307	6.384	(21.653)	42.301
Total from Investment Operations	25.325	(38.537)	115.345	10.343	(17.867)	46.012
Distributions
Dividends from Net Investment Income	(3.365)	(4.653)	(3.945)	(4.043)	(3.793)	(3.572)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.365)	(4.653)	(3.945)	(4.043)	(3.793)	(3.572)
Net Asset Value, End of Period	$350.07	$328.11	$371.30	$259.90	$253.60	$275.26
Total Return	7.86%	-10.43%	44.69%	4.14%	-6.49%	19.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,412	$1,325	$1,396	$1,164	$1,202	$1,420
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.43%	1.24%	1.59%	1.49%	1.45%
Portfolio Turnover Rate[3]	5%	11%	16%	17%	10%	12%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
15

S&P Mid-Cap 400 Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
16

S&P Mid-Cap 400 Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
17

S&P Mid-Cap 400 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
18

S&P Mid-Cap 400 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,960,594	—	—	2,960,594
Temporary Cash Investments	30,157	—	—	30,157
Total	2,990,751	—	—	2,990,751

Derivative Financial Instruments
Assets
Futures Contracts[1]	464	—	—	464
Liabilities
Swap Contracts	—	138	—	138
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,599,579
Gross Unrealized Appreciation	629,044
Gross Unrealized Depreciation	(237,546)
Net Unrealized Appreciation (Depreciation)	391,498
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $243,921,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $447,046,000 of investment securities and sold $396,441,000 of investment securities, other than temporary cash investments. Purchases and sales include $239,186,000 and $252,999,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $52,955,000 and sales were $31,927,000,
19

S&P Mid-Cap 400 Index Fund
resulting in net realized loss of $20,202,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	319,140	3,900	520,086	5,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(253,271)	(3,150)	(400,465)	(4,550)
Net Increase (Decrease)—ETF Shares	65,869	750	119,621	1,300
Institutional Shares
Issued	90,087	271	239,857	682
Issued in Lieu of Cash Distributions	12,709	41	17,388	51
Redeemed	(105,406)	(315)	(156,537)	(456)
Net Increase (Decrease)—Institutional Shares	(2,610)	(3)	100,708	277
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
20

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	2.2%
Consumer Discretionary	16.7
Consumer Staples	3.6
Energy	0.5
Financials	19.3
Health Care	7.2
Industrials	18.1
Information Technology	12.2
Materials	5.3
Real Estate	11.2
Utilities	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
21

S&P Mid-Cap 400 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.2%)
	Frontier Communications Parent Inc.	193,091	5,283
	TEGNA Inc.	193,234	3,362
*	Ziff Davis Inc.	40,871	3,228
	Cable One Inc.	4,176	2,884
	New York Times Co. Class A	71,293	2,745
*	TripAdvisor Inc.	90,749	1,958
	John Wiley & Sons Inc. Class A	37,185	1,654
			21,114
Consumer Discretionary (16.6%)
	Lear Corp.	51,190	7,149
	Lithia Motors Inc. Class A	23,676	6,042
*	Capri Holdings Ltd.	111,544	5,529
*	Mattel Inc.	306,943	5,522
	Toll Brothers Inc.	91,278	5,471
*	Skechers USA Inc. Class A	116,238	5,174
	Marriott Vacations Worldwide Corp.	33,185	5,077
*	RH	16,644	4,977
	Macy's Inc.	234,687	4,802
	PVH Corp.	56,486	4,532
	Thor Industries Inc.	46,493	4,230
*,1	GameStop Corp. Class A	218,909	4,210
*	Penn Entertainment Inc.	134,336	4,101
	Leggett & Platt Inc.	114,819	3,960
	Williams-Sonoma Inc.	30,042	3,753
*	Adient plc	82,113	3,508
*	Taylor Morrison Home Corp. Class A	93,871	3,363
	Gentex Corp.	109,710	3,132
	Dick's Sporting Goods Inc.	24,077	3,097
*	Five Below Inc.	14,912	3,047
	Foot Locker Inc.	68,683	3,003
	Travel + Leisure Co.	70,447	2,955
	Kohl's Corp.	101,064	2,834
	Wyndham Hotels & Resorts Inc.	36,711	2,827
*	Victoria's Secret & Co.	70,363	2,789
		Shares	Market Value• ($000)
*	Goodyear Tire & Rubber Co.	244,973	2,783
*	Topgolf Callaway Brands Corp.	120,057	2,783
*	Light & Wonder Inc.	43,849	2,745
*	TopBuild Corp.	13,014	2,702
	Columbia Sportswear Co.	30,663	2,674
	Polaris Inc.	22,649	2,576
	KB Home	71,929	2,537
	Carter's Inc.	33,051	2,492
	Gap Inc.	182,686	2,377
*	Helen of Troy Ltd.	20,777	2,341
	Brunswick Corp.	25,746	2,251
*	AutoNation Inc.	15,996	2,184
	Cracker Barrel Old Country Store Inc.	19,197	2,092
	Graham Holdings Co. Class B	3,324	2,083
	Harley-Davidson Inc.	42,628	2,027
	Nordstrom Inc.	96,467	1,879
	Boyd Gaming Corp.	28,159	1,834
	Dana Inc.	110,488	1,750
	Hanesbrands Inc.	302,217	1,717
*	Under Armour Inc. Class A	164,487	1,633
*	Under Armour Inc. Class C	169,353	1,490
*	Ollie's Bargain Outlet Holdings Inc.	25,707	1,479
*	YETI Holdings Inc.	33,611	1,310
	Papa John's International Inc.	15,311	1,285
	Choice Hotels International Inc.	9,839	1,165
			157,273
Consumer Staples (3.6%)
	Ingredion Inc.	56,773	5,643
*	Post Holdings Inc.	47,095	4,237
*	Performance Food Group Co.	74,149	4,196
*	BJ's Wholesale Club Holdings Inc.	50,310	3,612
*	Coty Inc. Class A	316,584	3,578
	Coca-Cola Consolidated Inc.	3,994	2,224
*	BellRing Brands Inc.	69,209	2,137
	Energizer Holdings Inc.	57,385	2,079
22

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Grocery Outlet Holding Corp.	76,664	2,074
	Flowers Foods Inc.	61,560	1,716
*	Sprouts Farmers Market Inc.	42,165	1,277
*	Pilgrim's Pride Corp.	38,906	910
*	Boston Beer Co. Inc. Class A	2,530	819
			34,502
Energy (0.5%)
	HF Sinclair Corp.	65,227	3,243
	Equitrans Midstream Corp.	202,390	1,220
			4,463
Financials (19.3%)
	Reinsurance Group of America Inc.	57,885	8,363
	Webster Financial Corp.	150,705	8,005
	Unum Group	161,960	7,215
	Old Republic International Corp.	245,099	6,463
	Voya Financial Inc.	84,158	6,269
	Stifel Financial Corp.	92,045	6,151
	Prosperity Bancshares Inc.	79,082	5,812
	Synovus Financial Corp.	125,975	5,267
	New York Community Bancorp Inc.	589,192	5,232
	First American Financial Corp.	89,673	5,092
	Pinnacle Financial Partners Inc.	66,215	4,906
	Wintrust Financial Corp.	52,627	4,849
	East West Bancorp Inc.	59,813	4,558
	Old National Bancorp	253,669	4,482
	American Financial Group Inc.	33,256	4,460
	Bank OZK	95,869	4,413
	FNB Corp.	303,808	4,335
	Valley National Bancorp	363,984	4,215
	Cadence Bank	158,010	4,197
	Essent Group Ltd.	93,282	4,007
	Home BancShares Inc.	164,284	3,959
	First Horizon Corp.	158,024	3,914
	RenaissanceRe Holdings Ltd.	16,662	3,581
	MGIC Investment Corp.	257,246	3,540
*	Brighthouse Financial Inc.	59,868	3,462
	UMB Financial Corp.	37,656	3,414
	Kemper Corp.	55,328	3,408
	Interactive Brokers Group Inc. Class A	39,201	3,376
	Janus Henderson Group plc	114,828	3,153
	Associated Banc-Corp	130,220	3,015
*	Texas Capital Bancshares Inc.	43,254	2,865
	PacWest Bancorp	102,023	2,831
	Columbia Banking System Inc.	86,527	2,572
	CNO Financial Group Inc.	99,073	2,538
	United Bankshares Inc.	60,644	2,472
	Cullen/Frost Bankers Inc.	18,377	2,422
		Shares	Market Value• ($000)
	Commerce Bancshares Inc.	31,605	2,091
	Glacier Bancorp Inc.	44,127	2,091
	Evercore Inc. Class A	15,471	2,030
	First Financial Bankshares Inc.	52,835	1,938
	Primerica Inc.	9,905	1,901
	Hancock Whitney Corp.	37,848	1,859
	Affiliated Managers Group Inc.	11,091	1,768
	Hanover Insurance Group Inc.	12,627	1,761
	Navient Corp.	91,608	1,654
	Cathay General Bancorp	31,574	1,355
	Fulton Financial Corp.	73,977	1,272
	Bank of Hawaii Corp.	16,979	1,271
	Washington Federal Inc.	26,591	933
	Federated Hermes Inc. Class B	22,693	893
	International Bancshares Corp.	17,830	865
			182,495
Health Care (7.2%)
*	Tenet Healthcare Corp.	93,642	5,481
*	Envista Holdings Corp.	141,209	5,459
	Perrigo Co. plc	116,610	4,395
*	Syneos Health Inc.	89,122	3,584
*	Integra LifeSciences Holdings Corp.	62,940	3,501
*	Neogen Corp.	187,163	3,311
*	Penumbra Inc.	12,174	3,165
*	ICU Medical Inc.	17,446	2,977
*	Azenta Inc.	64,973	2,852
	Encompass Health Corp.	46,667	2,638
*	Masimo Corp.	15,496	2,593
*	Amedisys Inc.	28,140	2,587
	Bruker Corp.	35,514	2,448
*	Acadia Healthcare Co. Inc.	33,092	2,399
*	Enovis Corp.	41,267	2,378
*	LivaNova plc	46,354	2,193
	Chemed Corp.	4,121	2,149
*	Omnicell Inc.	38,669	2,105
	Patterson Cos. Inc.	75,023	1,990
*	QuidelOrtho Corp.	20,849	1,813
*	R1 RCM Inc.	119,038	1,690
*	Progyny Inc.	41,048	1,542
*	Arrowhead Pharmaceuticals Inc.	47,668	1,540
*	Sotera Health Co.	85,514	1,427
*	Tandem Diabetes Care Inc.	22,274	799
*	STAAR Surgical Co.	13,359	740
			67,756
Industrials (18.0%)
	Regal Rexnord Corp.	57,292	9,031
	Fortune Brands Innovations Inc.	111,067	6,881
	MDU Resources Group Inc.	176,120	5,609

23

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Hexcel Corp.	72,896	5,318
	Woodward Inc.	52,106	5,158
*	GXO Logistics Inc.	102,749	5,093
	Oshkosh Corp.	56,635	5,051
*	MasTec Inc.	51,065	4,990
*	Univar Solutions Inc.	141,313	4,911
	AECOM	55,635	4,805
*	Fluor Corp.	123,058	4,513
*	Sunrun Inc.	184,564	4,437
	Ryder System Inc.	43,517	4,261
	Knight-Swift Transportation Holdings Inc. Class A	69,587	3,955
	Flowserve Corp.	113,189	3,927
*	ASGN Inc.	43,216	3,838
*	Stericycle Inc.	79,836	3,807
*	Middleby Corp.	24,269	3,774
*	Kirby Corp.	51,882	3,763
	ManpowerGroup Inc.	43,788	3,717
	Owens Corning	37,231	3,641
	AGCO Corp.	25,739	3,624
	Graco Inc.	51,077	3,552
	ITT Inc.	38,676	3,515
	Terex Corp.	58,506	3,464
*	XPO Inc.	99,747	3,328
	EnerSys	35,361	3,207
	Lennox International Inc.	10,613	2,704
	Tetra Tech Inc.	19,745	2,703
	Acuity Brands Inc.	13,926	2,701
*	Saia Inc.	9,854	2,669
*	Chart Industries Inc.	19,910	2,658
	Esab Corp.	44,745	2,624
	Timken Co.	29,236	2,498
	Crane Holdings Co.	20,664	2,475
	Donaldson Co. Inc.	38,176	2,415
	Werner Enterprises Inc.	50,904	2,364
*	JetBlue Airways Corp.	280,473	2,328
*	Trex Co. Inc.	44,668	2,284
*	CACI International Inc. Class A	7,326	2,147
	Watts Water Technologies Inc. Class A	11,341	1,987
	Kennametal Inc.	69,776	1,977
	MSA Safety Inc.	14,359	1,929
	MSC Industrial Direct Co. Inc. Class A	20,447	1,728
*	IAA Inc.	41,704	1,706
	Science Applications International Corp.	15,755	1,680
	GATX Corp.	14,632	1,596
	Brink's Co.	21,319	1,391
*	Mercury Systems Inc.	21,090	1,104
*	Dycom Industries Inc.	8,163	687
*	Vicor Corp.	11,003	517
*	SunPower Corp.	32,522	488
			170,530
		Shares	Market Value• ($000)
Information Technology (12.2%)
	Jabil Inc.	116,606	9,681
*	Arrow Electronics Inc.	53,270	6,285
*	Ciena Corp.	128,302	6,187
*	Aspen Technology Inc.	25,154	5,333
*	Coherent Corp.	120,115	5,181
	MKS Instruments Inc.	49,536	4,801
*	Wolfspeed Inc.	59,168	4,377
	Western Union Co.	334,452	4,334
	Maximus Inc.	52,441	4,304
*	Synaptics Inc.	34,531	4,061
	Vontier Corp.	136,912	3,583
	Avnet Inc.	79,259	3,544
	TD SYNNEX Corp.	36,410	3,514
*	IPG Photonics Corp.	27,845	3,432
	Cognex Corp.	71,888	3,409
*	Manhattan Associates Inc.	22,696	3,263
*	Lumentum Holdings Inc.	59,066	3,178
*	NCR Corp.	118,997	3,038
	Genpact Ltd.	62,781	2,996
*	Kyndryl Holdings Inc.	176,774	2,774
*	ACI Worldwide Inc.	97,324	2,516
*	Silicon Laboratories Inc.	13,548	2,419
	National Instruments Corp.	47,493	2,399
	Vishay Intertechnology Inc.	112,208	2,382
*	Euronet Worldwide Inc.	20,809	2,265
	Littelfuse Inc.	8,147	2,108
*	Viasat Inc.	65,463	2,079
*	Teradata Corp.	47,609	1,941
	Universal Display Corp.	13,926	1,892
	Xerox Holdings Corp.	97,027	1,600
*	Envestnet Inc.	24,437	1,528
*	Allegro MicroSystems Inc.	34,362	1,501
*	Blackbaud Inc.	20,858	1,162
*	SiTime Corp.	6,405	795
*	Super Micro Computer Inc.	7,975	781
*	CommVault Systems Inc.	12,727	749
			115,392
Materials (5.3%)
*	Cleveland-Cliffs Inc.	446,291	9,519
	Alcoa Corp.	153,240	7,500
	United States Steel Corp.	202,894	6,215
	AptarGroup Inc.	29,965	3,497
	Avient Corp.	74,088	3,232
	Valvoline Inc.	82,780	2,914
	Scotts Miracle-Gro Co.	35,028	2,890
	Sensient Technologies Corp.	36,448	2,748
	Sonoco Products Co.	41,379	2,444
	Commercial Metals Co.	44,714	2,314
	Chemours Co.	56,196	1,921
	Greif Inc. Class A	22,174	1,575
	Ashland Inc.	14,232	1,449
	NewMarket Corp.	2,713	932
	Worthington Industries Inc.	13,392	809
			49,959

24

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
Real Estate (11.2%)
*	Jones Lang LaSalle Inc.	41,106	7,171
	Healthcare Realty Trust Inc. Class A	329,604	6,427
[1]	Medical Properties Trust Inc.	517,916	5,335
	Spirit Realty Capital Inc.	120,954	4,981
	Apartment Income REIT Corp. Class A	129,846	4,908
	CubeSmart	89,467	4,204
	Rexford Industrial Realty Inc.	68,332	4,131
	Kite Realty Group Trust	189,750	4,121
	Independence Realty Trust Inc.	193,838	3,507
	Lamar Advertising Co. Class A	33,263	3,478
	Life Storage Inc.	28,709	3,460
	National Retail Properties Inc.	72,753	3,297
	Kilroy Realty Corp.	91,101	3,282
	Cousins Properties Inc.	131,165	3,212
	Brixmor Property Group Inc.	132,461	2,999
	First Industrial Realty Trust Inc.	56,070	2,958
	Physicians Realty Trust	197,707	2,932
	EastGroup Properties Inc.	16,996	2,775
	Omega Healthcare Investors Inc.	103,438	2,771
	Vornado Realty Trust	139,515	2,760
	Park Hotels & Resorts Inc.	194,723	2,677
	EPR Properties	64,971	2,653
	Highwoods Properties Inc.	91,102	2,414
	Sabra Health Care REIT Inc.	200,039	2,383
	Macerich Co.	186,009	2,223
	Douglas Emmett Inc.	152,240	2,151
	Rayonier Inc.	57,062	1,916
	SL Green Realty Corp.	55,701	1,897
	Agree Realty Corp.	23,781	1,683
	National Storage Affiliates Trust	38,785	1,641
	Pebblebrook Hotel Trust	113,858	1,625
	JBG SMITH Properties	85,731	1,479
	PotlatchDeltic Corp.	30,078	1,388
	Corporate Office Properties Trust	46,729	1,188
			106,027
	Shares	Market Value• ($000)
Utilities (3.7%)
UGI Corp.	181,336	6,751
Hawaiian Electric Industries Inc.	94,808	3,835
Portland General Electric Co.	77,319	3,696
Southwest Gas Holdings Inc.	53,457	3,369
ALLETE Inc.	49,506	3,029
NorthWestern Corp.	50,040	2,891
IDACORP Inc.	20,581	2,128
Black Hills Corp.	27,053	1,661
Spire Inc.	23,182	1,632
New Jersey Resources Corp.	29,164	1,488
Ormat Technologies Inc.	17,314	1,464
PNM Resources Inc.	28,254	1,385
National Fuel Gas Co.	23,765	1,361
		34,690
Total Common Stocks (Cost $900,769)		944,201
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund, 4.640% (Cost $7,601)	76,018	7,601
Total Investments (100.6%) (Cost $908,370)		951,802
Other Assets and Liabilities—Net (-0.6%)		(5,662)
Net Assets (100%)		946,140
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,864,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,215,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

25

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2023	7	1,822	(25)

See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $900,769)	944,201
Affiliated Issuers (Cost $7,601)	7,601
Total Investments in Securities	951,802
Investment in Vanguard	34
Cash Collateral Pledged—Futures Contracts	60
Receivables for Investment Securities Sold	3,319
Receivables for Accrued Income	804
Receivables for Capital Shares Issued	1
Total Assets	956,020
Liabilities
Payables for Investment Securities Purchased	2,576
Collateral for Securities on Loan	7,215
Payables for Capital Shares Redeemed	37
Payables to Vanguard	50
Variation Margin Payable—Futures Contracts	2
Total Liabilities	9,880
Net Assets	946,140
1 Includes $6,864,000 of securities on loan.
27

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	1,053,121
Total Distributable Earnings (Loss)	(106,981)
Net Assets	946,140

ETF Shares—Net Assets[2]
Applicable to 10,350,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	860,373
Net Asset Value Per Share—ETF Shares	$83.13

Institutional Shares—Net Assets
Applicable to 257,221 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	85,767
Net Asset Value Per Share—Institutional Shares	$333.44
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	7,114
Interest[1]	39
Securities Lending—Net	112
Total Income	7,265
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11
Management and Administrative—ETF Shares	516
Management and Administrative—Institutional Shares	27
Marketing and Distribution—ETF Shares	23
Marketing and Distribution—Institutional Shares	1
Custodian Fees	19
Shareholders’ Reports—ETF Shares	22
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	625
Net Investment Income	6,640
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	30,172
Futures Contracts	(124)
Swap Contracts	612
Realized Net Gain (Loss)	30,660
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	38,241
Futures Contracts	21
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	38,262
Net Increase (Decrease) in Net Assets Resulting from Operations	75,562
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $33,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $74,017,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,640	16,431
Realized Net Gain (Loss)	30,660	104,438
Change in Unrealized Appreciation (Depreciation)	38,262	(172,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,562	(51,813)
Distributions
ETF Shares	(14,943)	(15,176)
Institutional Shares	(1,578)	(1,625)
Total Distributions	(16,521)	(16,801)
Capital Share Transactions
ETF Shares	1,210	46,955
Institutional Shares	302	(76,811)
Net Increase (Decrease) from Capital Share Transactions	1,512	(29,856)
Total Increase (Decrease)	60,553	(98,470)
Net Assets
Beginning of Period	885,587	984,057
End of Period	946,140	885,587
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$76.82	$82.65	$54.80	$58.77	$65.03	$56.16
Investment Operations
Net Investment Income[2]	.591	1.442	1.244	1.212	1.031	1.045
Net Realized and Unrealized Gain (Loss) on Investments	7.229	(5.769)	28.198	(4.044)	(6.310)	8.769
Total from Investment Operations	7.820	(4.327)	29.442	(2.832)	(5.279)	9.814
Distributions
Dividends from Net Investment Income	(1.510)	(1.503)	(1.592)	(1.138)	(.981)	(.944)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.510)	(1.503)	(1.592)	(1.138)	(.981)	(.944)
Net Asset Value, End of Period	$83.13	$76.82	$82.65	$54.80	$58.77	$65.03
Total Return	10.39%	-5.34%	54.51%	-5.10%	-8.04%	17.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$860	$807	$822	$501	$685	$735
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.79%	1.72%	2.13%	1.72%	1.72%
Portfolio Turnover Rate[3]	34%	33%	36%	51%	38%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$308.23	$331.49	$219.78	$235.62	$260.90	$225.05
Investment Operations
Net Investment Income[1]	2.468	6.147	5.090	5.011	4.332	4.454
Net Realized and Unrealized Gain (Loss) on Investments	29.017	(23.292)	113.153	(16.157)	(25.380)	35.198
Total from Investment Operations	31.485	(17.145)	118.243	(11.146)	(21.048)	39.652
Distributions
Dividends from Net Investment Income	(6.275)	(6.115)	(6.533)	(4.694)	(4.232)	(3.802)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.275)	(6.115)	(6.533)	(4.694)	(4.232)	(3.802)
Net Asset Value, End of Period	$333.44	$308.23	$331.49	$219.78	$235.62	$260.90
Total Return	10.43%	-5.23%	54.62%	-5.01%	-7.99%	17.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$86	$79	$162	$160	$186	$235
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.90%	1.79%	2.21%	1.79%	1.84%
Portfolio Turnover Rate[2]	34%	33%	36%	51%	38%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
32

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
33

S&P Mid-Cap 400 Value Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at February 28, 2023.
34

S&P Mid-Cap 400 Value Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
35

S&P Mid-Cap 400 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
36

S&P Mid-Cap 400 Value Index Fund
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	911,056
Gross Unrealized Appreciation	105,683
Gross Unrealized Depreciation	(64,962)
Net Unrealized Appreciation (Depreciation)	40,721
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $177,949,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2023, the fund purchased $603,853,000 of investment securities and sold $606,927,000 of investment securities, other than temporary cash investments. Purchases and sales include $298,840,000 and $312,083,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $242,760,000 and sales were $159,113,000, resulting in net realized loss of $19,708,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	313,773	3,950	392,670	4,750
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(312,563)	(4,100)	(345,715)	(4,200)
Net Increase (Decrease)—ETF Shares	1,210	(150)	46,955	550
Institutional Shares
Issued	8,099	26	12,349	37
Issued in Lieu of Cash Distributions	1,399	5	1,318	4
Redeemed	(9,196)	(30)	(90,478)	(273)
Net Increase (Decrease)—Institutional Shares	302	1	(76,811)	(232)
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
37

S&P Mid-Cap 400 Value Index Fund
G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
38

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	1.9%
Consumer Discretionary	12.2
Consumer Staples	4.0
Energy	6.5
Financials	11.3
Health Care	11.3
Industrials	23.0
Information Technology	13.1
Materials	8.2
Real Estate	4.9
Utilities	3.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
39

S&P Mid-Cap 400 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (1.9%)
*	Iridium Communications Inc.	101,132	6,206
	Nexstar Media Group Inc. Class A	30,359	5,644
	World Wrestling Entertainment Inc. Class A	34,800	2,923
	New York Times Co. Class A	66,329	2,554
			17,327
Consumer Discretionary (12.2%)
*	Deckers Outdoor Corp.	21,299	8,868
	Service Corp. International	123,777	8,359
	Churchill Downs Inc.	26,489	6,510
*	Five Below Inc.	30,835	6,300
*	Crocs Inc.	49,705	6,050
	Tempur Sealy International Inc.	137,642	5,883
	Texas Roadhouse Inc. Class A	53,838	5,467
	H&R Block Inc.	125,068	4,602
	Murphy USA Inc.	16,720	4,265
	Wingstop Inc.	24,083	4,102
*	Fox Factory Holding Corp.	34,038	3,999
*	Visteon Corp.	22,652	3,784
	Williams-Sonoma Inc.	25,807	3,224
	Harley-Davidson Inc.	67,479	3,209
	Wendy's Co.	137,060	3,010
	Brunswick Corp.	34,198	2,990
	Dick's Sporting Goods Inc.	22,388	2,880
	Wyndham Hotels & Resorts Inc.	36,983	2,848
*	TopBuild Corp.	13,661	2,836
*	Grand Canyon Education Inc.	24,674	2,795
	Polaris Inc.	22,890	2,604
	Gentex Corp.	86,857	2,480
	Boyd Gaming Corp.	37,670	2,453
*	Light & Wonder Inc.	34,710	2,173
*	AutoNation Inc.	12,643	1,726
	Choice Hotels International Inc.	13,154	1,557
*	YETI Holdings Inc.	37,923	1,478
		Shares	Market Value• ($000)
*	Ollie's Bargain Outlet Holdings Inc.	22,927	1,319
	Papa John's International Inc.	11,639	977
			108,748
Consumer Staples (4.0%)
*	Darling Ingredients Inc.	129,022	8,163
	Casey's General Stores Inc.	29,975	6,233
*	BJ's Wholesale Club Holdings Inc.	61,956	4,449
*	Performance Food Group Co.	56,402	3,192
	Lancaster Colony Corp.	15,957	3,063
*	Celsius Holdings Inc.	32,527	2,954
	Flowers Foods Inc.	97,318	2,713
*	Boston Beer Co. Inc. Class A	5,242	1,697
*	Sprouts Farmers Market Inc.	45,951	1,392
*	BellRing Brands Inc.	44,649	1,379
			35,235
Energy (6.5%)
	NOV Inc.	316,097	6,916
*	Antero Resources Corp.	222,260	5,823
	Range Resources Corp.	194,528	5,240
	PDC Energy Inc.	74,164	4,977
	ChampionX Corp.	160,406	4,904
	Matador Resources Co.	90,366	4,861
*	Southwestern Energy Co.	888,296	4,708
	Murphy Oil Corp.	117,622	4,590
	PBF Energy Inc. Class A	91,933	4,018
	DT Midstream Inc.	77,827	3,907
	Antero Midstream Corp.	269,450	2,840
	HF Sinclair Corp.	47,544	2,364
*	CNX Resources Corp.	145,306	2,230
	Equitrans Midstream Corp.	160,473	968
			58,346
Financials (11.3%)
	Annaly Capital Management Inc.	376,750	7,791
	First Horizon Corp.	284,813	7,055
	Jefferies Financial Group Inc.	147,433	5,572
	Kinsale Capital Group Inc.	17,347	5,528
	SEI Investments Co.	82,536	4,973
	Selective Insurance Group Inc.	48,502	4,924
40

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Cullen/Frost Bankers Inc.	34,698	4,574
	RLI Corp.	32,482	4,480
	East West Bancorp Inc.	57,469	4,380
	RenaissanceRe Holdings Ltd.	19,693	4,232
	Commerce Bancshares Inc.	62,480	4,133
	Interactive Brokers Group Inc. Class A	46,366	3,993
	Primerica Inc.	20,490	3,933
	American Financial Group Inc.	25,288	3,391
	Affiliated Managers Group Inc.	20,018	3,191
	SLM Corp.	201,628	2,899
	FirstCash Holdings Inc.	30,182	2,664
	Columbia Banking System Inc.	86,971	2,586
	Hanover Insurance Group Inc.	16,886	2,355
	Glacier Bancorp Inc.	48,290	2,288
	United Bankshares Inc.	52,002	2,120
	First Financial Bankshares Inc.	55,003	2,018
	Evercore Inc. Class A	14,418	1,891
	Federated Hermes Inc. Class B	46,946	1,847
	Hancock Whitney Corp.	33,888	1,665
	Cathay General Bancorp	30,764	1,320
	International Bancshares Corp.	25,936	1,259
	Bank of Hawaii Corp.	16,473	1,233
	Fulton Financial Corp.	66,132	1,137
	Washington Federal Inc.	27,863	977
			100,409
Health Care (11.3%)
*	United Therapeutics Corp.	36,676	9,024
*	Neurocrine Biosciences Inc.	77,394	7,979
*	Repligen Corp.	41,595	7,253
*	Jazz Pharmaceuticals plc	50,699	7,118
*	Shockwave Medical Inc.	29,103	5,537
*	Halozyme Therapeutics Inc.	108,841	5,223
*	Penumbra Inc.	19,272	5,010
*	Exelixis Inc.	259,882	4,439
*	HealthEquity Inc.	68,048	4,435
	Chemed Corp.	8,139	4,245
*	Lantheus Holdings Inc.	55,438	4,100
*	Masimo Corp.	24,356	4,075
*	Medpace Holdings Inc.	20,302	3,936
*	Option Care Health Inc.	124,537	3,820
*	Globus Medical Inc. Class A	62,410	3,641
	Bruker Corp.	47,173	3,251
*	Haemonetics Corp.	40,753	3,169
*	Acadia Healthcare Co. Inc.	42,481	3,080
*	Inari Medical Inc.	38,973	2,193
	Encompass Health Corp.	36,976	2,090
*	QuidelOrtho Corp.	23,523	2,045
*	STAAR Surgical Co.	26,206	1,452
*	Arrowhead Pharmaceuticals Inc.	40,622	1,312
*	Tandem Diabetes Care Inc.	30,845	1,106
*	Progyny Inc.	22,256	836
			100,369
		Shares	Market Value• ($000)
Industrials (23.0%)
*	Axon Enterprise Inc.	54,412	10,899
	Hubbell Inc. Class B	43,224	10,873
	Carlisle Cos. Inc.	41,628	10,749
*	Builders FirstSource Inc.	118,477	10,045
	Toro Co.	83,837	9,259
	Watsco Inc.	26,781	8,160
	Lincoln Electric Holdings Inc.	46,445	7,800
	EMCOR Group Inc.	38,335	6,410
	nVent Electric plc	134,095	6,147
	Graco Inc.	88,234	6,136
	KBR Inc.	110,452	6,087
	Valmont Industries Inc.	17,159	5,445
	Curtiss-Wright Corp.	30,812	5,386
*	Clean Harbors Inc.	40,474	5,345
	AECOM	60,682	5,241
	Landstar System Inc.	28,908	5,226
*	FTI Consulting Inc.	27,703	5,089
*	Avis Budget Group Inc.	20,031	4,400
	UFP Industries Inc.	49,482	4,232
	Lennox International Inc.	16,113	4,106
	Donaldson Co. Inc.	63,003	3,985
	Owens Corning	40,653	3,975
	Simpson Manufacturing Co. Inc.	34,339	3,704
	Knight-Swift Transportation Holdings Inc. Class A	64,672	3,676
	AGCO Corp.	25,922	3,650
	Insperity Inc.	28,701	3,562
*	CACI International Inc. Class A	12,104	3,546
	Tetra Tech Inc.	24,333	3,331
*	Saia Inc.	12,155	3,292
*	Middleby Corp.	20,854	3,243
	Science Applications International Corp.	29,699	3,167
*	IAA Inc.	68,913	2,819
	ITT Inc.	30,676	2,788
	Acuity Brands Inc.	12,959	2,514
*	Trex Co. Inc.	46,500	2,378
	Crane Holdings Co.	19,216	2,302
	Timken Co.	26,100	2,230
	MSA Safety Inc.	16,321	2,193
*	Chart Industries Inc.	15,140	2,021
	Watts Water Technologies Inc. Class A	11,429	2,003
	GATX Corp.	14,732	1,607
	MSC Industrial Direct Co. Inc. Class A	18,961	1,603
*	Mercury Systems Inc.	27,065	1,417
*	Dycom Industries Inc.	16,129	1,358
	Brink's Co.	17,553	1,145
*	SunPower Corp.	38,645	580
*	Vicor Corp.	7,660	360
			205,484
Information Technology (13.1%)
*	Fair Isaac Corp.	20,099	13,615

41

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Lattice Semiconductor Corp.	110,367	9,377
*	Dynatrace Inc.	173,843	7,394
*	WEX Inc.	35,099	6,767
*	Paylocity Holding Corp.	33,185	6,392
	Concentrix Corp.	34,129	4,670
*	Cirrus Logic Inc.	44,333	4,555
*	Novanta Inc.	28,753	4,512
*	ExlService Holdings Inc.	26,615	4,378
*	Manhattan Associates Inc.	29,165	4,192
	Power Integrations Inc.	46,093	3,791
	Genpact Ltd.	77,308	3,690
	Cognex Corp.	71,892	3,409
*	Wolfspeed Inc.	45,044	3,332
*	Qualys Inc.	27,859	3,292
	Littelfuse Inc.	12,374	3,202
	National Instruments Corp.	60,976	3,080
	Universal Display Corp.	21,891	2,974
	Belden Inc.	34,452	2,907
*	Super Micro Computer Inc.	29,641	2,904
*	MACOM Technology Solutions Holdings Inc.	41,175	2,822
*	Silicon Laboratories Inc.	14,214	2,538
*	Calix Inc.	45,848	2,345
	Amkor Technology Inc.	80,807	2,082
*	Euronet Worldwide Inc.	18,611	2,026
*	Teradata Corp.	37,770	1,539
*	CommVault Systems Inc.	23,994	1,413
*	Envestnet Inc.	21,835	1,365
*	Blackbaud Inc.	16,489	918
*	Allegro MicroSystems Inc.	20,455	893
*	SiTime Corp.	6,944	862
			117,236
Materials (8.2%)
	Reliance Steel & Aluminum Co.	47,222	11,704
	RPM International Inc.	103,896	9,208
	Royal Gold Inc.	52,834	6,276
	Olin Corp.	102,514	5,920
	Eagle Materials Inc.	29,668	4,163
	Cabot Corp.	45,308	3,603
	Silgan Holdings Inc.	67,269	3,592
	Louisiana-Pacific Corp.	57,760	3,380
	Westlake Corp.	27,726	3,303
	AptarGroup Inc.	24,720	2,885
	Commercial Metals Co.	52,829	2,734
	Ashland Inc.	26,849	2,733
*	MP Materials Corp.	74,385	2,604
	Chemours Co.	69,258	2,367
	Sonoco Products Co.	40,010	2,363
*	Ingevity Corp.	28,261	2,333
	Valvoline Inc.	65,503	2,306
	NewMarket Corp.	2,955	1,015
	Worthington Industries Inc.	11,996	725
			73,214
	Shares	Market Value• ($000)
Real Estate (4.9%)
Rexford Industrial Realty Inc.	83,618	5,056
Life Storage Inc.	41,453	4,996
CubeSmart	97,778	4,595
Lamar Advertising Co. Class A	39,415	4,121
Agree Realty Corp.	49,224	3,484
National Retail Properties Inc.	76,322	3,459
EastGroup Properties Inc.	19,161	3,128
First Industrial Realty Trust Inc.	54,549	2,877
Brixmor Property Group Inc.	118,855	2,691
Omega Healthcare Investors Inc.	92,501	2,478
Rayonier Inc.	64,998	2,183
PotlatchDeltic Corp.	37,220	1,718
National Storage Affiliates Trust	31,754	1,343
Corporate Office Properties Trust	47,392	1,205
		43,334
Utilities (3.6%)
Essential Utilities Inc.	192,313	8,227
OGE Energy Corp.	161,175	5,757
ONE Gas Inc.	43,618	3,497
National Fuel Gas Co.	51,587	2,955
New Jersey Resources Corp.	50,272	2,565
IDACORP Inc.	21,606	2,234
PNM Resources Inc.	42,682	2,091
Ormat Technologies Inc.	23,161	1,958
Black Hills Corp.	27,267	1,675
Spire Inc.	20,684	1,456
		32,415
Total Common Stocks (Cost $776,732)		892,117
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.640% (Cost $192)	1,919	192
Total Investments (100.0%) (Cost $776,924)		892,309
Other Assets and Liabilities—Net (0.0%)		86
Net Assets (100%)		892,395
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

42

S&P Mid-Cap 400 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2023	1	260	(1)

See accompanying Notes, which are an integral part of the Financial Statements.
43

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $776,732)	892,117
Affiliated Issuers (Cost $192)	192
Total Investments in Securities	892,309
Investment in Vanguard	32
Cash Collateral Pledged—Futures Contracts	20
Receivables for Investment Securities Sold	1,995
Receivables for Accrued Income	633
Receivables for Capital Shares Issued	44
Total Assets	895,033
Liabilities
Payables for Investment Securities Purchased	2,587
Payables for Capital Shares Redeemed	5
Payables to Vanguard	45
Variation Margin Payable—Futures Contracts	1
Total Liabilities	2,638
Net Assets	892,395
At February 28, 2023, net assets consisted of:

Paid-in Capital	1,086,974
Total Distributable Earnings (Loss)	(194,579)
Net Assets	892,395

ETF Shares—Net Assets[1]
Applicable to 8,350,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	750,601
Net Asset Value Per Share—ETF Shares	$89.89

Institutional Shares—Net Assets
Applicable to 395,770 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	141,794
Net Asset Value Per Share—Institutional Shares	$358.27
1	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
44

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends	4,386
Interest[1]	9
Securities Lending—Net	258
Total Income	4,653
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative—ETF Shares	481
Management and Administrative—Institutional Shares	45
Marketing and Distribution—ETF Shares	21
Marketing and Distribution—Institutional Shares	2
Custodian Fees	11
Shareholders’ Reports—ETF Shares	18
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	594
Net Investment Income	4,059
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(72,393)
Futures Contracts	(39)
Realized Net Gain (Loss)	(72,432)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	113,734
Futures Contracts	56
Change in Unrealized Appreciation (Depreciation)	113,790
Net Increase (Decrease) in Net Assets Resulting from Operations	45,417
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,000, $2,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $14,777,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
45

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,059	8,246
Realized Net Gain (Loss)	(72,432)	74,072
Change in Unrealized Appreciation (Depreciation)	113,790	(246,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,417	(164,653)
Distributions
ETF Shares	(7,505)	(4,524)
Institutional Shares	(1,358)	(821)
Total Distributions	(8,863)	(5,345)
Capital Share Transactions
ETF Shares	(4,957)	(53,845)
Institutional Shares	10,558	(1,657)
Net Increase (Decrease) from Capital Share Transactions	5,601	(55,502)
Total Increase (Decrease)	42,155	(225,500)
Net Assets
Beginning of Period	850,240	1,075,740
End of Period	892,395	850,240
See accompanying Notes, which are an integral part of the Financial Statements.
46

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$86.30	$102.72	$76.26	$68.85	$73.23	$60.67
Investment Operations
Net Investment Income[2]	.405	.809	.526	.680	.760	.634
Net Realized and Unrealized Gain (Loss) on Investments	4.073	(16.729)	26.594	7.591	(4.542)	12.544
Total from Investment Operations	4.478	(15.920)	27.120	8.271	(3.782)	13.178
Distributions
Dividends from Net Investment Income	(.888)	(.500)	(.660)	(.861)	(.598)	(.618)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.888)	(.500)	(.660)	(.861)	(.598)	(.618)
Net Asset Value, End of Period	$89.89	$86.30	$102.72	$76.26	$68.85	$73.23
Total Return	5.26%	-15.57%	35.70%	12.08%	-5.08%	21.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$751	$725	$925	$774	$737	$831
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.01%	0.85%	0.57%	0.98%	1.13%	0.94%
Portfolio Turnover Rate[3]	39%	44%	40%	49%	40%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
47

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$344.11	$409.55	$303.97	$274.38	$292.07	$241.68
Investment Operations
Net Investment Income[1]	1.707	3.533	2.347	2.925	3.242	2.894
Net Realized and Unrealized Gain (Loss) on Investments	16.246	(66.731)	106.033	30.247	(18.167)	49.971
Total from Investment Operations	17.953	(63.198)	108.380	33.172	(14.925)	52.865
Distributions
Dividends from Net Investment Income	(3.793)	(2.242)	(2.800)	(3.582)	(2.765)	(2.475)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.793)	(2.242)	(2.800)	(3.582)	(2.765)	(2.475)
Net Asset Value, End of Period	$358.27	$344.11	$409.55	$303.97	$274.38	$292.07
Total Return	5.30%	-15.50%	35.80%	12.17%	-5.02%	21.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$142	$125	$151	$213	$205	$271
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.07%	0.94%	0.65%	1.06%	1.20%	1.06%
Portfolio Turnover Rate[2]	39%	44%	40%	49%	40%	43%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
48

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in
49

S&P Mid-Cap 400 Growth Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
50

S&P Mid-Cap 400 Growth Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
51

S&P Mid-Cap 400 Growth Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	778,530
Gross Unrealized Appreciation	144,661
Gross Unrealized Depreciation	(30,883)
Net Unrealized Appreciation (Depreciation)	113,778
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $233,995,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2023, the fund purchased $394,543,000 of investment securities and sold $392,246,000 of investment securities, other than temporary cash investments. Purchases and sales include $50,125,000 and $52,525,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $169,186,000 and sales were $236,618,000, resulting in net realized loss of $70,945,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	50,350	600	321,229	3,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(55,307)	(650)	(375,074)	(3,800)
Net Increase (Decrease)—ETF Shares	(4,957)	(50)	(53,845)	(600)
52

S&P Mid-Cap 400 Growth Index Fund
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	17,032	51	42,038	115
Issued in Lieu of Cash Distributions	1,358	4	821	2
Redeemed	(7,832)	(23)	(44,516)	(122)
Net Increase (Decrease)—Institutional Shares	10,558	32	(1,657)	(5)
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
53

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
54

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18422 042023

Semiannual Report  |  February 28, 2023
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,078.60	$0.52
Institutional Shares	1,000.00	1,078.90	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$945.40	$0.48
Institutional Shares	1,000.00	945.50	0.39
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

S&P 500 Value Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	8.8%
Consumer Discretionary	10.8
Consumer Staples	6.7
Energy	1.7
Financials	20.5
Health Care	9.1
Industrials	12.3
Information Technology	16.9
Materials	3.2
Real Estate	4.7
Utilities	5.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P 500 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (8.8%)
*	Meta Platforms Inc. Class A	472,330	82,629
*	Walt Disney Co.	382,897	38,140
	Verizon Communications Inc.	882,134	34,236
	Comcast Corp. Class A	906,080	33,679
*	Netflix Inc.	93,472	30,110
	AT&T Inc.	1,301,991	24,621
*	Charter Communications Inc. Class A	22,582	8,301
*	Warner Bros Discovery Inc.	464,577	7,257
*	T-Mobile US Inc.	40,161	5,710
	Activision Blizzard Inc.	61,387	4,681
	Omnicom Group Inc.	42,811	3,877
*	Take-Two Interactive Software Inc.	33,166	3,633
	Interpublic Group of Cos. Inc.	81,581	2,899
*	Match Group Inc.	58,654	2,430
[1]	Paramount Global Class B	106,039	2,271
	Fox Corp. Class A	63,491	2,224
*	Live Nation Entertainment Inc.	30,090	2,168
	Electronic Arts Inc.	17,641	1,957
	News Corp. Class A	87,592	1,502
	Fox Corp. Class B	29,286	945
	Lumen Technologies Inc.	199,846	680
*	DISH Network Corp. Class A	52,777	602
	News Corp. Class B	17,496	302
			294,854
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	1,006,710	94,862
	NIKE Inc. Class B	264,590	31,431
	Home Depot Inc.	101,073	29,972
*	Booking Holdings Inc.	8,147	20,563
	Target Corp.	96,673	16,289
	McDonald's Corp.	58,472	15,431
	Starbucks Corp.	118,173	12,064
	General Motors Co.	298,544	11,566
		Shares	Market Value• ($000)
	Ford Motor Co.	828,879	10,005
	Lowe's Cos. Inc.	40,394	8,311
	Ross Stores Inc.	72,863	8,054
	TJX Cos. Inc.	87,800	6,726
*	Aptiv plc	56,898	6,616
	eBay Inc.	114,023	5,234
	Lennar Corp. Class A	53,243	5,151
	Marriott International Inc. Class A	27,704	4,689
	Hilton Worldwide Holdings Inc.	29,555	4,271
*	Las Vegas Sands Corp.	68,989	3,965
	Darden Restaurants Inc.	25,707	3,676
	Best Buy Co. Inc.	42,068	3,496
*	Expedia Group Inc.	31,617	3,445
*	Royal Caribbean Cruises Ltd.	46,074	3,255
*	NVR Inc.	629	3,254
	Garmin Ltd.	32,241	3,164
	LKQ Corp.	53,351	3,057
	DR Horton Inc.	32,844	3,037
	MGM Resorts International	66,944	2,879
	Yum! Brands Inc.	21,364	2,717
	PulteGroup Inc.	47,846	2,616
	BorgWarner Inc.	49,169	2,472
*	Wynn Resorts Ltd.	21,649	2,346
*	CarMax Inc.	33,203	2,292
*	Caesars Entertainment Inc.	45,158	2,292
*	Carnival Corp.	210,224	2,233
	Tapestry Inc.	50,619	2,202
	Bath & Body Works Inc.	48,025	1,963
	Advance Auto Parts Inc.	12,678	1,838
	VF Corp.	69,349	1,721
	Whirlpool Corp.	11,435	1,578
	Hasbro Inc.	27,260	1,500
	Genuine Parts Co.	8,283	1,465
*	Etsy Inc.	11,105	1,348
*	Norwegian Cruise Line Holdings Ltd.	88,476	1,311
	Domino's Pizza Inc.	3,991	1,173
	Newell Brands Inc.	78,587	1,155
*	Mohawk Industries Inc.	11,076	1,139
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Pool Corp.	3,049	1,088
	Ralph Lauren Corp. Class A	8,632	1,020
	Lennar Corp. Class B	360	29
			361,961
Consumer Staples (6.7%)
	Walmart Inc.	296,478	42,138
	Procter & Gamble Co.	223,968	30,809
	Coca-Cola Co.	286,134	17,028
	Costco Wholesale Corp.	31,603	15,302
	Philip Morris International Inc.	149,785	14,574
	Estee Lauder Cos. Inc. Class A	48,594	11,811
	Mondelez International Inc. Class A	131,940	8,600
	Altria Group Inc.	180,602	8,385
	Sysco Corp.	106,404	7,935
	Kraft Heinz Co.	167,282	6,514
	Kroger Co.	136,860	5,904
	Colgate-Palmolive Co.	78,994	5,790
	Walgreens Boots Alliance Inc.	150,832	5,359
	Archer-Daniels-Midland Co.	58,910	4,689
	Kimberly-Clark Corp.	36,908	4,615
	Church & Dwight Co. Inc.	51,210	4,290
	Conagra Brands Inc.	100,689	3,666
	Tyson Foods Inc. Class A	60,820	3,603
	Constellation Brands Inc. Class A	15,029	3,362
	J M Smucker Co.	22,365	3,308
	General Mills Inc.	39,761	3,161
	Keurig Dr Pepper Inc.	89,256	3,084
	Clorox Co.	14,260	2,217
	Molson Coors Beverage Co. Class B	39,475	2,100
	McCormick & Co. Inc. (Non-Voting)	25,876	1,923
	Kellogg Co.	24,233	1,598
	Brown-Forman Corp. Class B	17,262	1,120
	Campbell Soup Co.	17,276	907
	Hormel Foods Corp.	17,055	757
			224,549
Energy (1.6%)
	Valero Energy Corp.	80,918	10,659
	Phillips 66	99,211	10,175
	Schlumberger Ltd.	140,025	7,451
	Kinder Morgan Inc.	415,752	7,093
	Halliburton Co.	190,761	6,911
	Baker Hughes Co. Class A	210,306	6,435
	Marathon Petroleum Corp.	51,220	6,331
			55,055
Financials (20.5%)
*	Berkshire Hathaway Inc. Class B	378,457	115,498
		Shares	Market Value• ($000)
	JPMorgan Chase & Co.	616,140	88,324
	Bank of America Corp.	1,466,052	50,286
	Wells Fargo & Co.	800,394	37,434
	Morgan Stanley	276,903	26,721
	Goldman Sachs Group Inc.	71,130	25,013
	S&P Global Inc.	69,935	23,862
	BlackRock Inc.	31,544	21,747
	Citigroup Inc.	406,870	20,624
	CME Group Inc.	75,575	14,009
	US Bancorp	284,079	13,559
	PNC Financial Services Group Inc.	84,693	13,375
	Truist Financial Corp.	278,774	13,088
	Intercontinental Exchange Inc.	117,381	11,949
	American Express Co.	63,989	11,133
	Charles Schwab Corp.	131,263	10,228
	MetLife Inc.	138,538	9,937
	American International Group Inc.	155,931	9,529
	Capital One Financial Corp.	80,182	8,746
	Aflac Inc.	118,801	8,095
	Chubb Ltd.	37,481	7,909
	Bank of New York Mellon Corp.	154,459	7,859
	Prudential Financial Inc.	77,259	7,726
	Allstate Corp.	55,691	7,172
	State Street Corp.	77,068	6,834
	Marsh & McLennan Cos. Inc.	37,531	6,085
	M&T Bank Corp.	36,239	5,628
	Willis Towers Watson plc	22,754	5,333
	T. Rowe Price Group Inc.	46,974	5,274
	Fifth Third Bancorp	144,071	5,230
	Hartford Financial Services Group Inc.	66,817	5,230
	Moody's Corp.	17,552	5,093
	First Republic Bank	38,480	4,733
	Huntington Bancshares Inc.	303,101	4,644
	Regions Financial Corp.	196,513	4,583
	Aon plc Class A	14,789	4,497
	Citizens Financial Group Inc.	103,390	4,318
	Travelers Cos. Inc.	22,666	4,196
	Northern Trust Corp.	43,755	4,169
	Cincinnati Financial Corp.	33,046	3,989
	MSCI Inc. Class A	7,225	3,773
	KeyCorp	195,882	3,583
*	SVB Financial Group	12,408	3,575
	Synchrony Financial	94,766	3,384
	Arthur J Gallagher & Co.	15,943	2,987
	Discover Financial Services	24,119	2,701
	Loews Corp.	41,380	2,528
	Comerica Inc.	27,602	1,935
	Franklin Resources Inc.	59,926	1,766

5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Invesco Ltd.	95,489	1,686
	Principal Financial Group Inc.	18,650	1,670
	Zions Bancorp NA	31,255	1,582
	Signature Bank	13,238	1,523
	Nasdaq Inc.	25,517	1,430
	Assurant Inc.	11,096	1,414
	MarketAxess Holdings Inc.	4,028	1,375
	Everest Re Group Ltd.	3,457	1,327
	FactSet Research Systems Inc.	3,195	1,325
	Brown & Brown Inc.	20,188	1,132
	Lincoln National Corp.	32,329	1,025
	Cboe Global Markets Inc.	7,372	930
	Globe Life Inc.	5,695	693
			687,003
Health Care (9.1%)
	Johnson & Johnson	208,682	31,983
	Medtronic plc	279,176	23,116
	CVS Health Corp.	276,003	23,057
	Stryker Corp.	70,738	18,596
	Abbott Laboratories	175,784	17,881
	Zoetis Inc. Class A	97,878	16,346
	Becton Dickinson & Co.	59,898	14,049
*	Edwards Lifesciences Corp.	129,760	10,438
	Cigna Group	32,730	9,560
*	Intuitive Surgical Inc.	37,830	8,678
*	Centene Corp.	118,904	8,133
*	Boston Scientific Corp.	141,407	6,606
*	Illumina Inc.	33,045	6,583
*	GE HealthCare Technologies Inc.	76,541	5,817
	McKesson Corp.	16,091	5,629
	Zimmer Biomet Holdings Inc.	44,105	5,463
	AmerisourceBergen Corp.	34,025	5,293
	HCA Healthcare Inc.	20,502	4,991
	West Pharmaceutical Services Inc.	15,560	4,933
	Humana Inc.	9,580	4,742
*	Align Technology Inc.	15,251	4,720
	Laboratory Corp. of America Holdings	18,628	4,459
*	Biogen Inc.	16,048	4,331
	Baxter International Inc.	106,037	4,236
*	IQVIA Holdings Inc.	20,303	4,233
*	IDEXX Laboratories Inc.	8,880	4,202
	Cardinal Health Inc.	55,086	4,170
	STERIS plc	20,995	3,948
	Agilent Technologies Inc.	24,864	3,530
	Cooper Cos. Inc.	10,359	3,387
	PerkinElmer Inc.	26,558	3,308
	ResMed Inc.	14,117	3,007
	Viatris Inc.	254,608	2,902
*	Catalent Inc.	37,848	2,582
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	10,702	2,347
	Teleflex Inc.	9,846	2,346
*	Mettler-Toledo International Inc.	1,634	2,343
*	Henry Schein Inc.	28,457	2,228
*	Bio-Rad Laboratories Inc. Class A	4,532	2,166
	Universal Health Services Inc. Class B	13,475	1,800
	DENTSPLY SIRONA Inc.	45,120	1,718
	Organon & Co.	53,403	1,308
	Bio-Techne Corp.	17,167	1,247
	Quest Diagnostics Inc.	8,083	1,118
*	DaVita Inc.	11,543	949
			304,479
Industrials (12.2%)
	Raytheon Technologies Corp.	308,767	30,287
	United Parcel Service Inc. Class B	153,262	27,969
	Honeywell International Inc.	141,184	27,034
*	Boeing Co.	117,670	23,716
	General Electric Co.	229,467	19,438
	Eaton Corp. plc	83,542	14,614
	Union Pacific Corp.	64,584	13,387
	3M Co.	116,130	12,512
	Norfolk Southern Corp.	48,657	10,939
	Caterpillar Inc.	43,753	10,481
	Emerson Electric Co.	124,097	10,264
	FedEx Corp.	50,311	10,224
	Parker-Hannifin Corp.	26,955	9,484
	Johnson Controls International plc	144,572	9,068
	Trane Technologies plc	48,352	8,944
	PACCAR Inc.	109,551	7,910
	Carrier Global Corp.	175,592	7,907
	Otis Worldwide Corp.	87,522	7,406
	Rockwell Automation Inc.	24,121	7,114
	CSX Corp.	229,625	7,001
	United Rentals Inc.	14,556	6,820
	Lockheed Martin Corp.	14,210	6,739
	Illinois Tool Works Inc.	28,798	6,715
*	Delta Air Lines Inc.	134,568	5,159
	General Dynamics Corp.	22,256	5,072
	Fortive Corp.	74,293	4,952
	Ingersoll Rand Inc.	85,010	4,937
	Waste Management Inc.	32,107	4,808
	Dover Corp.	29,500	4,422
	TransDigm Group Inc.	5,750	4,277
	L3Harris Technologies Inc.	20,028	4,230
	Southwest Airlines Co.	124,777	4,190
	Westinghouse Air Brake Technologies Corp.	38,182	3,984
	Northrop Grumman Corp.	8,522	3,955

6

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Xylem Inc.	37,912	3,892
*	United Airlines Holdings Inc.	68,639	3,566
	Cummins Inc.	14,530	3,532
	AMETEK Inc.	24,127	3,415
	Howmet Aerospace Inc.	77,306	3,261
	Cintas Corp.	7,414	3,251
	Jacobs Solutions Inc.	26,840	3,207
	Textron Inc.	43,848	3,180
	Fastenal Co.	61,340	3,163
	Verisk Analytics Inc. Class A	17,706	3,030
	Stanley Black & Decker Inc.	31,066	2,660
	Equifax Inc.	13,123	2,658
	Republic Services Inc. Class A	19,462	2,509
	Nordson Corp.	11,314	2,485
*	American Airlines Group Inc.	136,453	2,180
	Allegion plc	18,447	2,079
	Pentair plc	34,615	1,936
	Robert Half International Inc.	22,839	1,841
	Huntington Ingalls Industries Inc.	8,377	1,803
	A O Smith Corp.	26,758	1,756
*	Generac Holdings Inc.	13,332	1,600
	IDEX Corp.	6,839	1,539
*	Alaska Air Group Inc.	26,637	1,274
	Snap-on Inc.	4,797	1,193
	CH Robinson Worldwide Inc.	11,350	1,135
	Leidos Holdings Inc.	10,063	977
	Masco Corp.	13,852	726
			409,807
Information Technology (16.8%)
	Microsoft Corp.	657,641	164,029
	Cisco Systems Inc.	862,327	41,754
*	Salesforce Inc.	210,023	34,362
	International Business Machines Corp.	189,915	24,556
	Intel Corp.	866,771	21,609
	Broadcom Inc.	34,022	20,219
	Accenture plc Class A	67,484	17,920
*	PayPal Holdings Inc.	239,429	17,622
*	Adobe Inc.	51,740	16,761
	Micron Technology Inc.	228,373	13,205
*	Advanced Micro Devices Inc.	155,819	12,244
	Texas Instruments Inc.	70,573	12,100
	Oracle Corp.	132,414	11,573
	Intuit Inc.	27,838	11,335
	Analog Devices Inc.	57,229	10,500
	Roper Technologies Inc.	22,264	9,578
	TE Connectivity Ltd.	66,817	8,507
		Shares	Market Value• ($000)
	Fidelity National Information Services Inc.	124,563	7,894
	Cognizant Technology Solutions Corp. Class A	107,956	6,761
	Global Payments Inc.	56,780	6,371
*	ANSYS Inc.	18,310	5,559
	HP Inc.	186,157	5,495
	Corning Inc.	159,816	5,426
	Microchip Technology Inc.	58,898	4,773
*	Fiserv Inc.	41,377	4,762
*	Teledyne Technologies Inc.	9,839	4,231
	Hewlett Packard Enterprise Co.	270,235	4,218
	Motorola Solutions Inc.	15,835	4,162
*	Autodesk Inc.	20,438	4,061
	NXP Semiconductors NV	22,290	3,978
	Skyworks Solutions Inc.	33,732	3,763
*	Zebra Technologies Corp. Class A	10,851	3,258
	Paychex Inc.	28,990	3,201
	NetApp Inc.	45,724	2,951
*	Keysight Technologies Inc.	17,311	2,769
*	Trimble Inc.	51,848	2,699
	Seagate Technology Holdings plc	40,341	2,604
*	Western Digital Corp.	66,680	2,566
*	Akamai Technologies Inc.	33,116	2,404
*	Ceridian HCM Holding Inc.	32,332	2,358
*	Qorvo Inc.	21,347	2,154
	CDW Corp.	10,524	2,130
	Juniper Networks Inc.	68,139	2,097
*	VeriSign Inc.	9,885	1,946
	Broadridge Financial Solutions Inc.	12,853	1,809
*	F5 Inc.	12,624	1,805
	Teradyne Inc.	16,715	1,691
*	FleetCor Technologies Inc.	7,279	1,563
*	Tyler Technologies Inc.	4,617	1,483
*	DXC Technology Co.	48,293	1,340
*	EPAM Systems Inc.	3,870	1,191
	Gen Digital Inc.	57,176	1,116
			564,463
Materials (3.2%)
	Linde plc	40,511	14,113
	Sherwin-Williams Co.	49,566	10,971
	Dow Inc.	147,764	8,452
	Ecolab Inc.	52,034	8,293
	DuPont de Nemours Inc.	104,331	7,619
	Newmont Corp.	166,720	7,271
	PPG Industries Inc.	49,380	6,521
	LyondellBasell Industries NV Class A	53,307	5,117
	International Flavors & Fragrances Inc.	53,526	4,989
	Martin Marietta Materials Inc.	13,046	4,695

7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Ball Corp.	65,904	3,704
	Amcor plc	312,804	3,485
	Avery Dennison Corp.	17,037	3,104
	Corteva Inc.	46,572	2,901
	International Paper Co.	74,690	2,718
	Packaging Corp. of America	19,431	2,657
	Celanese Corp. Class A	20,989	2,439
	Eastman Chemical Co.	25,199	2,147
	Vulcan Materials Co.	11,475	2,076
	Westrock Co.	53,390	1,676
	Sealed Air Corp.	30,535	1,485
			106,433
Real Estate (4.7%)
	Prologis Inc.	193,896	23,927
	Equinix Inc.	19,438	13,379
	Crown Castle Inc.	90,991	11,897
	American Tower Corp.	45,932	9,095
	Realty Income Corp.	131,684	8,421
	Simon Property Group Inc.	68,627	8,379
	Welltower Inc.	99,259	7,357
	Digital Realty Trust Inc.	60,394	6,295
*	CBRE Group Inc. Class A	66,371	5,651
	AvalonBay Communities Inc.	29,415	5,075
	Alexandria Real Estate Equities Inc.	31,344	4,695
	Equity Residential	71,402	4,464
	Ventas Inc.	83,904	4,082
	Mid-America Apartment Communities Inc.	24,284	3,888
	Invitation Homes Inc.	122,158	3,819
	Public Storage	12,626	3,774
	Essex Property Trust Inc.	13,625	3,107
	VICI Properties Inc. Class A	87,120	2,921
	UDR Inc.	64,378	2,758
	Healthpeak Properties Inc.	112,865	2,715
	Kimco Realty Corp.	129,857	2,676
	SBA Communications Corp. Class A	9,980	2,588
	Camden Property Trust	22,418	2,573
	Host Hotels & Resorts Inc.	150,127	2,522
	Extra Space Storage Inc.	14,079	2,318
	Weyerhaeuser Co.	66,181	2,068
	Regency Centers Corp.	32,335	2,034
	Boston Properties Inc.	29,948	1,961
	Federal Realty Investment Trust	15,280	1,632
	Iron Mountain Inc.	22,596	1,192
			157,263
Utilities (5.3%)
	NextEra Energy Inc.	417,377	29,646
	Duke Energy Corp.	161,812	15,252
	Southern Co.	228,721	14,423
	Shares	Market Value• ($000)
Dominion Energy Inc.	174,883	9,727
American Electric Power Co. Inc.	107,848	9,487
Exelon Corp.	208,611	8,426
Xcel Energy Inc.	114,933	7,421
Consolidated Edison Inc.	74,528	6,659
Public Service Enterprise Group Inc.	104,806	6,333
Eversource Energy	73,229	5,519
American Water Works Co. Inc.	38,185	5,360
Edison International	80,253	5,314
Constellation Energy Corp.	68,713	5,146
FirstEnergy Corp.	114,098	4,512
Ameren Corp.	54,296	4,491
DTE Energy Co.	40,687	4,464
Entergy Corp.	42,744	4,397
PPL Corp.	154,658	4,187
Sempra Energy	26,447	3,966
CenterPoint Energy Inc.	132,175	3,677
CMS Energy Corp.	60,934	3,593
Evergy Inc.	48,188	2,834
WEC Energy Group Inc.	31,887	2,827
Alliant Energy Corp.	52,707	2,702
NiSource Inc.	85,270	2,339
Pinnacle West Capital Corp.	23,759	1,751
AES Corp.	57,571	1,421
Atmos Energy Corp.	11,483	1,295
NRG Energy Inc.	25,861	848
		178,017
Total Common Stocks (Cost $3,279,773)		3,343,884
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund, 4.640% (Cost $8,695)	86,958	8,695
Total Investments (100.0%) (Cost $3,288,468)		3,352,579
Other Assets and Liabilities—Net (0.0%)		(493)
Net Assets (100%)		3,352,086
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,377,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,479,000 was received for securities on loan.

8

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	24	4,771	(162)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AT&T Inc.	8/31/23	BANA	3,972	(4.569)	—	(244)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,279,773)	3,343,884
Affiliated Issuers (Cost $8,695)	8,695
Total Investments in Securities	3,352,579
Investment in Vanguard	123
Cash Collateral Pledged—Futures Contracts	260
Receivables for Investment Securities Sold	44
Receivables for Accrued Income	6,650
Receivables for Capital Shares Issued	14
Total Assets	3,359,670
Liabilities
Due to Custodian	45
Payables for Investment Securities Purchased	5,033
Collateral for Securities on Loan	1,479
Payables for Capital Shares Redeemed	647
Payables to Vanguard	121
Variation Margin Payable—Futures Contracts	15
Unrealized Depreciation—Over-the-Counter Swap Contracts	244
Total Liabilities	7,584
Net Assets	3,352,086
1 Includes $1,377,000 of securities on loan.
10

S&P 500 Value Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	3,276,263
Total Distributable Earnings (Loss)	75,823
Net Assets	3,352,086

ETF Shares—Net Assets
Applicable to 21,825,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,173,673
Net Asset Value Per Share—ETF Shares	$145.41

Institutional Shares—Net Assets
Applicable to 559,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	178,413
Net Asset Value Per Share—Institutional Shares	$318.93
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	35,278
Interest[2]	90
Securities Lending—Net	23
Total Income	35,391
Expenses
The Vanguard Group—Note B
Investment Advisory Services	38
Management and Administrative—ETF Shares	1,280
Management and Administrative—Institutional Shares	62
Marketing and Distribution—ETF Shares	84
Marketing and Distribution—Institutional Shares	3
Custodian Fees	27
Shareholders’ Reports—ETF Shares	55
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,556
Expenses Paid Indirectly	(3)
Net Expenses	1,553
Net Investment Income	33,838
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	146,533
Futures Contracts	(779)
Swap Contracts	305
Realized Net Gain (Loss)	146,059
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	32,266
Futures Contracts	(2)
Swap Contracts	5
Change in Unrealized Appreciation (Depreciation)	32,269
Net Increase (Decrease) in Net Assets Resulting from Operations	212,166
1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $86,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $235,263,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,838	60,832
Realized Net Gain (Loss)	146,059	167,428
Change in Unrealized Appreciation (Depreciation)	32,269	(390,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	212,166	(162,728)
Distributions
ETF Shares	(37,362)	(54,037)
Institutional Shares	(2,197)	(3,520)
Total Distributions	(39,559)	(57,557)
Capital Share Transactions
ETF Shares	211,228	658,546
Institutional Shares	(618)	4,677
Net Increase (Decrease) from Capital Share Transactions	210,610	663,223
Total Increase (Decrease)	383,217	442,938
Net Assets
Beginning of Period	2,968,869	2,525,931
End of Period	3,352,086	2,968,869
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$136.61	$146.23	$112.29	$111.46	$111.93	$101.33
Investment Operations
Net Investment Income[1]	1.496	3.029	2.897	2.984	2.694	2.558
Net Realized and Unrealized Gain (Loss) on Investments	9.073	(9.703)	33.786	.683	(.511)	10.535
Total from Investment Operations	10.569	(6.674)	36.683	3.667	2.183	13.093
Distributions
Dividends from Net Investment Income	(1.769)	(2.946)	(2.743)	(2.837)	(2.653)	(2.493)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.769)	(2.946)	(2.743)	(2.837)	(2.653)	(2.493)
Net Asset Value, End of Period	$145.41	$136.61	$146.23	$112.29	$111.46	$111.93
Total Return	7.86%	-4.63%	33.10%	3.33%	2.05%	13.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,174	$2,801	$2,351	$1,244	$984	$873
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.13%	2.10%	2.19%	2.66%	2.48%	2.38%
Portfolio Turnover Rate[3]	26%	16%	18%	31%	28%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$299.63	$320.71	$246.27	$244.40	$245.49	$222.23
Investment Operations
Net Investment Income[1]	3.321	6.731	6.402	6.596	5.950	6.077
Net Realized and Unrealized Gain (Loss) on Investments	19.888	(21.295)	74.102	1.491	(1.115)	22.813
Total from Investment Operations	23.209	(14.564)	80.504	8.087	4.835	28.890
Distributions
Dividends from Net Investment Income	(3.909)	(6.516)	(6.064)	(6.217)	(5.925)	(5.630)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.909)	(6.516)	(6.064)	(6.217)	(5.925)	(5.630)
Net Asset Value, End of Period	$318.93	$299.63	$320.71	$246.27	$244.40	$245.49
Total Return	7.89%	-4.60%	33.14%	3.39%	2.07%	13.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$168	$175	$102	$94	$89
Ratio of Total Expenses to Average Net Assets	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.12%	2.22%	2.68%	2.50%	2.45%
Portfolio Turnover Rate[3]	26%	16%	18%	31%	28%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
16

S&P 500 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
17

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
18

S&P 500 Value Index Fund
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $123,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,343,884	—	—	3,343,884
Temporary Cash Investments	8,695	—	—	8,695
Total	3,352,579	—	—	3,352,579

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	162	—	—	162
Swap Contracts	—	244	—	244
Total	162	244	—	406
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,292,879
Gross Unrealized Appreciation	287,611
Gross Unrealized Depreciation	(228,317)
Net Unrealized Appreciation (Depreciation)	59,294
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $137,050,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $1,991,007,000 of investment securities and sold $1,785,998,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,157,772,000 and $956,570,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $727,694,000 and sales were $659,836,000, resulting in net realized loss of $57,282,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

S&P 500 Value Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,170,800	8,175	1,264,192	8,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(959,572)	(6,850)	(605,646)	(4,175)
Net Increase (Decrease)—ETF Shares	211,228	1,325	658,546	4,425
Institutional Shares
Issued	8,216	26	50,529	158
Issued in Lieu of Cash Distributions	2,045	7	3,266	11
Redeemed	(10,879)	(36)	(49,118)	(154)
Net Increase (Decrease)—Institutional Shares	(618)	(3)	4,677	15
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
21

S&P 500 Growth Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	6.5%
Consumer Discretionary	10.5
Consumer Staples	6.7
Energy	7.7
Financials	3.7
Health Care	19.2
Industrials	5.1
Information Technology	36.8
Materials	2.4
Real Estate	0.9
Utilities	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
22

S&P 500 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	2,306,373	207,712
*	Alphabet Inc. Class C	2,044,410	184,610
*	T-Mobile US Inc.	156,808	22,295
	Activision Blizzard Inc.	162,247	12,372
	Electronic Arts Inc.	68,864	7,640
*	Netflix Inc.	1	—
			434,629
Consumer Discretionary (10.5%)
*	Tesla Inc.	1,036,393	213,196
*	Amazon.com Inc.	1,576,421	148,546
	Home Depot Inc.	209,502	62,126
	McDonald's Corp.	175,338	46,273
	Lowe's Cos. Inc.	165,372	34,025
	Starbucks Corp.	226,047	23,077
	TJX Cos. Inc.	286,917	21,978
*	O'Reilly Automotive Inc.	24,166	20,060
	Dollar General Corp.	87,096	18,839
*	AutoZone Inc.	7,329	18,224
*	Chipotle Mexican Grill Inc. Class A	10,707	15,965
*	Dollar Tree Inc.	81,273	11,807
*	Ulta Beauty Inc.	19,776	10,260
	Tractor Supply Co.	42,655	9,950
	Marriott International Inc. Class A	52,983	8,967
	Yum! Brands Inc.	69,615	8,852
	Hilton Worldwide Holdings Inc.	50,123	7,243
	Genuine Parts Co.	39,185	6,930
	DR Horton Inc.	60,364	5,583
*	Etsy Inc.	28,194	3,423
	Pool Corp.	9,518	3,397
	Domino's Pizza Inc.	6,288	1,849
			700,570
Consumer Staples (6.7%)
	PepsiCo Inc.	531,962	92,311
	Procter & Gamble Co.	503,259	69,228
	Coca-Cola Co.	976,821	58,131
	Costco Wholesale Corp.	112,793	54,612
		Shares	Market Value• ($000)
	Philip Morris International Inc.	323,234	31,451
	Mondelez International Inc. Class A	284,748	18,560
	Altria Group Inc.	359,849	16,708
*	Monster Beverage Corp.	147,064	14,965
	Hershey Co.	56,745	13,523
	Colgate-Palmolive Co.	177,394	13,003
	General Mills Inc.	155,839	12,391
	Archer-Daniels-Midland Co.	103,936	8,273
	Constellation Brands Inc. Class A	35,105	7,853
	Kimberly-Clark Corp.	62,562	7,823
	Keurig Dr Pepper Inc.	163,923	5,664
	Lamb Weston Holdings Inc.	55,532	5,589
	McCormick & Co. Inc. (Non-Voting)	49,315	3,665
	Kellogg Co.	54,308	3,581
	Hormel Foods Corp.	80,398	3,568
	Clorox Co.	21,394	3,325
	Brown-Forman Corp. Class B	38,966	2,528
	Campbell Soup Co.	45,901	2,411
			449,163
Energy (7.7%)
	Exxon Mobil Corp.	1,590,188	174,778
	Chevron Corp.	686,900	110,433
	ConocoPhillips	481,148	49,727
	EOG Resources Inc.	226,809	25,634
	Pioneer Natural Resources Co.	91,746	18,387
	Occidental Petroleum Corp.	280,762	16,441
	Schlumberger Ltd.	290,196	15,441
	Hess Corp.	107,141	14,432
	Williams Cos. Inc.	470,328	14,157
	Devon Energy Corp.	252,413	13,610
	ONEOK Inc.	172,600	11,297
	Marathon Petroleum Corp.	86,869	10,737
	Diamondback Energy Inc.	67,961	9,554
	Coterra Energy Inc.	304,456	7,602
23

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Targa Resources Corp.	87,375	6,474
	Marathon Oil Corp.	245,235	6,168
	APA Corp.	124,011	4,759
	EQT Corp.	141,732	4,703
			514,334
Financials (3.6%)
	Progressive Corp.	225,913	32,423
	Charles Schwab Corp.	347,496	27,077
	Marsh & McLennan Cos. Inc.	122,585	19,876
	American Express Co.	113,090	19,677
	Chubb Ltd.	91,365	19,280
	Aon plc Class A	52,719	16,029
	Ameriprise Financial Inc.	41,100	14,092
*	Arch Capital Group Ltd.	142,833	9,998
	Arthur J Gallagher & Co.	52,116	9,764
	MSCI Inc. Class A	17,585	9,182
	Travelers Cos. Inc.	48,872	9,047
	Moody's Corp.	28,582	8,293
	Raymond James Financial Inc.	74,756	8,108
	Discover Financial Services	61,275	6,863
	W R Berkley Corp.	78,940	5,225
	Principal Financial Group Inc.	53,589	4,800
	Nasdaq Inc.	83,643	4,689
	FactSet Research Systems Inc.	8,839	3,664
	Cboe Global Markets Inc.	27,463	3,465
	Everest Re Group Ltd.	8,748	3,359
	Brown & Brown Inc.	53,617	3,006
	Globe Life Inc.	24,393	2,968
	MarketAxess Holdings Inc.	7,107	2,427
			243,312
Health Care (19.1%)
	UnitedHealth Group Inc.	360,771	171,705
	AbbVie Inc.	682,857	105,092
	Merck & Co. Inc.	978,981	104,007
	Johnson & Johnson	625,905	95,926
	Eli Lilly & Co.	304,518	94,772
	Pfizer Inc.	2,167,451	87,933
	Thermo Fisher Scientific Inc.	151,443	82,046
	Danaher Corp.	252,974	62,619
	Bristol-Myers Squibb Co.	820,966	56,614
	Amgen Inc.	206,029	47,729
	Elevance Health Inc.	92,213	43,310
	Gilead Sciences Inc.	484,301	39,001
	Abbott Laboratories	350,097	35,612
*	Regeneron Pharmaceuticals Inc.	41,352	31,445
*	Vertex Pharmaceuticals Inc.	99,118	28,773
*	Moderna Inc.	127,573	17,708
	Cigna Group	57,841	16,895
		Shares	Market Value• ($000)
*	Dexcom Inc.	149,149	16,557
	Humana Inc.	31,291	15,490
*	Intuitive Surgical Inc.	66,869	15,339
*	Boston Scientific Corp.	293,139	13,695
	HCA Healthcare Inc.	44,210	10,763
	Agilent Technologies Inc.	68,589	9,738
	McKesson Corp.	25,189	8,811
*	Mettler-Toledo International Inc.	5,602	8,032
*	Hologic Inc.	96,411	7,678
*	IDEXX Laboratories Inc.	15,661	7,411
*	IQVIA Holdings Inc.	34,405	7,172
*	Waters Corp.	22,944	7,133
*	Biogen Inc.	26,131	7,052
	ResMed Inc.	30,532	6,503
*	Molina Healthcare Inc.	22,544	6,207
*	Incyte Corp.	71,221	5,483
	Quest Diagnostics Inc.	29,071	4,022
	Bio-Techne Corp.	29,140	2,117
*,1	ABIOMED Inc. CVR	56	—
			1,280,390
Industrials (5.1%)
	Deere & Co.	106,058	44,464
	Lockheed Martin Corp.	63,943	30,326
	Caterpillar Inc.	120,563	28,881
	Union Pacific Corp.	118,701	24,604
	Northrop Grumman Corp.	40,226	18,669
	Illinois Tool Works Inc.	55,064	12,839
	Waste Management Inc.	85,103	12,745
	CSX Corp.	389,698	11,882
	Old Dominion Freight Line Inc.	34,989	11,870
*	Copart Inc.	165,492	11,661
	WW Grainger Inc.	17,367	11,609
*	CoStar Group Inc.	157,039	11,096
	General Dynamics Corp.	46,092	10,505
	Quanta Services Inc.	55,187	8,907
	Cintas Corp.	19,667	8,623
	L3Harris Technologies Inc.	36,748	7,761
	TransDigm Group Inc.	9,369	6,969
	Cummins Inc.	27,782	6,753
	Expeditors International of Washington Inc.	61,423	6,422
	AMETEK Inc.	44,354	6,279
	JB Hunt Transport Services Inc.	31,957	5,778
	Republic Services Inc. Class A	43,591	5,620
	Fastenal Co.	108,230	5,580
	Verisk Analytics Inc. Class A	27,746	4,748
	Equifax Inc.	23,196	4,698
	IDEX Corp.	16,623	3,740
	Leidos Holdings Inc.	34,267	3,326
	Masco Corp.	61,805	3,240
	Rollins Inc.	89,339	3,145

24

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Snap-on Inc.	11,672	2,903
	CH Robinson Worldwide Inc.	24,624	2,461
			338,104
Information Technology (36.7%)
	Apple Inc.	5,773,968	851,141
	Microsoft Corp.	1,669,446	416,393
	NVIDIA Corp.	961,454	223,211
	Visa Inc. Class A	631,325	138,854
	Mastercard Inc. Class A	327,776	116,455
	Broadcom Inc.	93,836	55,766
	QUALCOMM Inc.	432,847	53,470
	Applied Materials Inc.	332,189	38,584
	Texas Instruments Inc.	220,771	37,851
	Automatic Data Processing Inc.	160,181	35,211
*	ServiceNow Inc.	78,002	33,710
	Accenture plc Class A	119,212	31,657
	Oracle Corp.	350,113	30,600
*	Adobe Inc.	84,372	27,332
*	Advanced Micro Devices Inc.	336,186	26,417
	Lam Research Corp.	52,660	25,593
	Intuit Inc.	57,683	23,487
*	Synopsys Inc.	59,041	21,477
	KLA Corp.	54,726	20,762
*	Cadence Design Systems Inc.	105,920	20,436
*	Fiserv Inc.	169,195	19,473
	Amphenol Corp. Class A	229,820	17,816
	Analog Devices Inc.	93,340	17,125
*	Arista Networks Inc.	95,573	13,256
*	ON Semiconductor Corp.	166,966	12,925
*	Enphase Energy Inc.	52,485	11,050
*	Fortinet Inc.	180,372	10,721
	NXP Semiconductors NV	59,034	10,536
*	Gartner Inc.	30,516	10,003
	Motorola Solutions Inc.	35,511	9,333
*	Autodesk Inc.	45,838	9,107
	Microchip Technology Inc.	104,064	8,432
	Monolithic Power Systems Inc.	17,213	8,336
	Paychex Inc.	70,609	7,795
*	SolarEdge Technologies Inc.	21,587	6,863
	CDW Corp.	32,920	6,664
*	First Solar Inc.	38,278	6,474
*	Keysight Technologies Inc.	37,248	5,958
*	Paycom Software Inc.	18,760	5,423
*	PTC Inc.	40,876	5,123
*	EPAM Systems Inc.	15,075	4,638
	Jack Henry & Associates Inc.	28,170	4,627
*	VeriSign Inc.	17,471	3,439
*	FleetCor Technologies Inc.	15,050	3,233
		Shares	Market Value• ($000)
	Broadridge Financial Solutions Inc.	21,814	3,071
	Teradyne Inc.	29,510	2,985
*	Tyler Technologies Inc.	7,556	2,427
	Gen Digital Inc.	118,283	2,308
			2,457,548
Materials (2.4%)
	Linde plc	116,447	40,566
	Air Products and Chemicals Inc.	85,646	24,493
	Freeport-McMoRan Inc.	551,904	22,611
	Nucor Corp.	99,063	16,587
	Corteva Inc.	190,363	11,858
	Albemarle Corp.	45,238	11,504
	Steel Dynamics Inc.	64,196	8,096
	Mosaic Co.	131,468	6,993
	CF Industries Holdings Inc.	75,757	6,507
	FMC Corp.	48,649	6,283
	Vulcan Materials Co.	30,251	5,473
			160,971
Real Estate (0.9%)
	American Tower Corp.	95,288	18,868
	Public Storage	37,845	11,314
	VICI Properties Inc. Class A	211,963	7,107
	SBA Communications Corp. Class A	23,338	6,053
	Weyerhaeuser Co.	161,803	5,056
	Extra Space Storage Inc.	25,886	4,262
	Iron Mountain Inc.	70,844	3,737
			56,397
Utilities (0.5%)
	Sempra Energy	72,827	10,921
*	PG&E Corp.	621,703	9,711
	WEC Energy Group Inc.	63,376	5,619
	AES Corp.	152,101	3,755
	Atmos Energy Corp.	32,920	3,713
	NRG Energy Inc.	41,684	1,367
			35,086
Total Common Stocks (Cost $5,628,748)			6,670,504

25

S&P 500 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2] Vanguard Market Liquidity Fund, 4.640% (Cost $9,390)	93,912	9,391
Total Investments (99.9%) (Cost $5,638,138)		6,679,895
Other Assets and Liabilities—Net (0.1%)		9,740
Net Assets (100%)		6,689,635
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2023	3	724	(30)
E-mini S&P 500 Index	March 2023	66	13,119	(340)
				(370)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Fortinet Inc.	8/31/23	BANA	3,664	(4.569)	484	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At February 28, 2023, the counterparties had deposited in segregated accounts securities with a value of $521,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,628,748)	6,670,504
Affiliated Issuers (Cost $9,390)	9,391
Total Investments in Securities	6,679,895
Investment in Vanguard	242
Cash	22
Cash Collateral Pledged—Futures Contracts	750
Receivables for Accrued Income	8,552
Unrealized Appreciation—Over-the-Counter Swap Contracts	484
Total Assets	6,689,945
Liabilities
Payables for Investment Securities Purchased	26
Payables to Vanguard	242
Variation Margin Payable—Futures Contracts	42
Total Liabilities	310
Net Assets	6,689,635
At February 28, 2023, net assets consisted of:

Paid-in Capital	6,467,246
Total Distributable Earnings (Loss)	222,389
Net Assets	6,689,635

ETF Shares—Net Assets
Applicable to 30,595,971 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,683,915
Net Asset Value Per Share—ETF Shares	$218.46

Institutional Shares—Net Assets
Applicable to 11,511 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,720
Net Asset Value Per Share—Institutional Shares	$496.94
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P 500 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	37,654
Interest[2]	121
Securities Lending—Net	4
Total Income	37,779
Expenses
The Vanguard Group—Note B
Investment Advisory Services	80
Management and Administrative—ETF Shares	2,884
Management and Administrative—Institutional Shares	2
Marketing and Distribution—ETF Shares	170
Marketing and Distribution—Institutional Shares	—
Custodian Fees	9
Shareholders’ Reports—ETF Shares	119
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	3,271
Expenses Paid Indirectly	(9)
Net Expenses	3,262
Net Investment Income	34,517
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(649,467)
Futures Contracts	(1,685)
Swap Contracts	(574)
Realized Net Gain (Loss)	(651,726)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	230,538
Futures Contracts	55
Swap Contracts	1,259
Change in Unrealized Appreciation (Depreciation)	231,852
Net Increase (Decrease) in Net Assets Resulting from Operations	(385,357)
1	Dividends are net of foreign withholding taxes of $18,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $116,000, $3,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $93,706,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,517	52,438
Realized Net Gain (Loss)	(651,726)	530,788
Change in Unrealized Appreciation (Depreciation)	231,852	(2,018,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	(385,357)	(1,435,077)
Distributions
ETF Shares	(32,475)	(48,040)
Institutional Shares	(29)	(108)
Total Distributions	(32,504)	(48,148)
Capital Share Transactions
ETF Shares	262,266	1,542,386
Institutional Shares	(33)	(18,702)
Net Increase (Decrease) from Capital Share Transactions	262,233	1,523,684
Total Increase (Decrease)	(155,628)	40,459
Net Assets
Beginning of Period	6,845,263	6,804,804
End of Period	6,689,635	6,845,263
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$232.26	$283.53	$219.32	$161.81	$158.27	$127.78
Investment Operations
Net Investment Income[1]	1.149	1.923	1.751	2.111	2.156	1.833
Net Realized and Unrealized Gain (Loss) on Investments	(13.861)	(51.406)	64.190	57.589	3.437	30.442
Total from Investment Operations	(12.712)	(49.483)	65.941	59.700	5.593	32.275
Distributions
Dividends from Net Investment Income	(1.088)	(1.787)	(1.731)	(2.190)	(2.053)	(1.785)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.088)	(1.787)	(1.731)	(2.190)	(2.053)	(1.785)
Net Asset Value, End of Period	$218.46	$232.26	$283.53	$219.32	$161.81	$158.27
Total Return	-5.46%	-17.52%	30.26%	37.29%	3.60%	25.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,684	$6,839	$6,776	$4,485	$2,755	$2,327
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.07%	0.73%	0.73%	1.20%	1.41%	1.29%
Portfolio Turnover Rate[3]	34%	13%	12%	24%	23%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,			April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
		2022	2021	2020
Net Asset Value, Beginning of Period	$528.34	$644.91	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	2.662	4.203	3.959	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	(31.538)	(116.631)	146.133	131.012	7.713	(19.628)
Total from Investment Operations	(28.876)	(112.428)	150.092	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(2.524)	(4.142)	(4.072)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.524)	(4.142)	(4.072)	(5.023)	—	(.938)
Net Asset Value, End of Period	$496.94	$528.34	$644.91	$498.89	$368.04	$323.57
Total Return	-5.45%	-17.50%	30.29%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6	$6	$28	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%	0.08%	0.08%[4]	0.08%[4]
Ratio of Net Investment Income to Average Net Assets	1.09%	0.68%	0.71%	1.22%	2.52%[4]	1.64%[4]
Portfolio Turnover Rate[5]	34%	13%	12%	24%	23%[6]	23%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
32

S&P 500 Growth Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2023, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
33

S&P 500 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
34

S&P 500 Growth Index Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $242,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2023, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,670,504	—	—	6,670,504
Temporary Cash Investments	9,391	—	—	9,391
Total	6,679,895	—	—	6,679,895

Derivative Financial Instruments
Assets
Swap Contracts	—	484	—	484
Liabilities
Futures Contracts[1]	370	—	—	370
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
35

S&P 500 Growth Index Fund
E.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,641,593
Gross Unrealized Appreciation	1,300,832
Gross Unrealized Depreciation	(262,416)
Net Unrealized Appreciation (Depreciation)	1,038,416
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $179,151,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 28, 2023, the fund purchased $2,803,576,000 of investment securities and sold $2,542,339,000 of investment securities, other than temporary cash investments. Purchases and sales include $591,082,000 and $325,274,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $988,344,000 and sales were $1,365,691,000, resulting in net realized loss of $379,566,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	591,148	2,675	2,939,972	10,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(328,882)	(1,525)	(1,397,586)	(5,200)
Net Increase (Decrease)—ETF Shares	262,266	1,150	1,542,386	5,546
Institutional Shares
Issued	30	—	554	1
Issued in Lieu of Cash Distributions	29	—	87	—
Redeemed	(92)	—	(19,343)	(33)
Net Increase (Decrease)—Institutional Shares	(33)	—	(18,702)	(32)
36

S&P 500 Growth Index Fund
H.  Management has determined that no events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.
37

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
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38

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Semiannual Report  |  February 28, 2023
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2023
	Beginning Account Value 8/31/2022	Ending Account Value 2/28/2023	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,063.60	$0.51
Institutional Shares	1,000.00	1,063.80	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,095.30	$0.78
Institutional Shares	1,000.00	1,095.90	0.42
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,031.70	$0.76
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

S&P Small-Cap 600 Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	2.1%
Consumer Discretionary	13.6
Consumer Staples	5.2
Energy	4.7
Financials	17.6
Health Care	10.6
Industrials	17.5
Information Technology	13.6
Materials	6.0
Real Estate	6.9
Utilities	2.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.1%)
	Cogent Communications Holdings Inc.	199,394	12,909
*	Yelp Inc. Class A	325,258	9,764
	Shutterstock Inc.	112,038	8,428
*	Cinemark Holdings Inc.	499,055	6,792
	Scholastic Corp.	138,412	6,313
	Telephone & Data Systems Inc.	464,638	5,896
*	Cars.com Inc.	288,867	5,546
*	Gogo Inc.	302,569	4,980
*	TechTarget Inc.	125,616	4,740
	Shenandoah Telecommunications Co.	233,770	4,563
*	QuinStreet Inc.	234,769	3,984
*	Thryv Holdings Inc.	143,233	3,415
*	EW Scripps Co. Class A	269,909	3,406
*	AMC Networks Inc. Class A	131,276	2,935
	ATN International Inc.	50,039	2,104
*	Gannett Co. Inc.	676,976	2,051
[1]	Marcus Corp.	113,917	1,833
*	Consolidated Communications Holdings Inc.	345,371	1,047
			90,706
Consumer Discretionary (13.6%)
*	Asbury Automotive Group Inc.	103,227	23,443
	Academy Sports & Outdoors Inc.	371,975	22,002
*	Meritage Homes Corp.	170,534	18,627
	Signet Jewelers Ltd.	215,731	15,451
	Group 1 Automotive Inc.	68,015	15,036
*	National Vision Holdings Inc.	368,186	13,755
	LCI Industries	118,624	13,382
	Installed Building Products Inc.	109,430	12,626
	Steven Madden Ltd.	341,649	12,402
*	Dorman Products Inc.	131,929	12,273
		Shares	Market Value• ($000)
	Kontoor Brands Inc.	230,408	12,016
	American Eagle Outfitters Inc.	812,828	11,680
*	Sonos Inc.	593,876	11,539
*	Tri Pointe Homes Inc.	471,009	11,229
*	Cavco Industries Inc.	38,656	11,017
*	Boot Barn Holdings Inc.	139,110	10,774
*	Frontdoor Inc.	380,329	10,744
	Bloomin' Brands Inc.	409,792	10,696
*	LGI Homes Inc.	95,637	9,976
	MDC Holdings Inc.	266,102	9,846
*	Gentherm Inc.	154,912	9,838
*	Shake Shack Inc. Class A	174,186	9,718
*	Six Flags Entertainment Corp.	345,431	9,119
	Winnebago Industries Inc.	142,346	9,048
	Strategic Education Inc.	103,891	8,857
*	Leslie's Inc.	692,116	8,728
*	ODP Corp.	188,202	8,522
	Cheesecake Factory Inc.	222,714	8,338
*	Adtalem Global Education Inc.	211,477	8,273
	Oxford Industries Inc.	69,689	8,196
*	Stride Inc.	190,383	8,086
*	Sally Beauty Holdings Inc.	498,440	8,020
	Century Communities Inc.	131,690	7,876
*	Dave & Buster's Entertainment Inc.	195,444	7,822
*	Brinker International Inc.	205,064	7,792
	Jack in the Box Inc.	98,062	7,688
*	Vista Outdoor Inc.	263,448	7,524
*	Urban Outfitters Inc.	279,034	7,520
	Monro Inc.	146,516	7,390
*	M/I Homes Inc.	127,756	7,389
	Patrick Industries Inc.	100,270	7,305
*	Abercrombie & Fitch Co. Class A	230,315	6,774
	La-Z-Boy Inc.	200,416	6,490
	Upbound Group Inc.	233,357	6,266
	Wolverine World Wide Inc.	366,770	6,143
*	XPEL Inc.	91,316	6,101
	Buckle Inc.	137,702	5,617

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Dine Brands Global Inc.	73,020	5,598
*	iRobot Corp.	126,855	5,213
	Sturm Ruger & Co. Inc.	82,259	4,793
*	American Axle & Manufacturing Holdings Inc.	534,284	4,702
	Monarch Casino & Resort Inc.	61,887	4,556
	Caleres Inc.	170,200	4,444
	Sonic Automotive Inc. Class A	77,832	4,428
*	Perdoceo Education Corp.	312,797	4,312
	Hibbett Inc.	59,644	4,290
*	Golden Entertainment Inc.	102,240	4,203
*	Sleep Number Corp.	102,460	4,084
*	Green Brick Partners Inc.	126,515	3,947
*	BJ's Restaurants Inc.	108,936	3,486
*	Mister Car Wash Inc.	370,029	3,415
	Standard Motor Products Inc.	87,388	3,406
*	MarineMax Inc.	100,298	3,368
*	Chico's FAS Inc.	582,555	3,350
*	G-III Apparel Group Ltd.	199,033	3,307
	Ethan Allen Interiors Inc.	106,285	3,141
	Guess? Inc.	142,682	3,002
*	Chuy's Holdings Inc.	83,835	2,997
	Ruth's Hospitality Group Inc.	141,336	2,636
*	Genesco Inc.	57,824	2,600
	Movado Group Inc.	74,048	2,564
*	Children's Place Inc.	60,690	2,541
	Haverty Furniture Cos. Inc.	61,735	2,330
	Designer Brands Inc. Class A	236,785	2,318
*	America's Car-Mart Inc.	27,013	2,295
	Shoe Carnival Inc.	79,628	2,098
	Aaron's Co. Inc.	144,384	2,072
	Big Lots Inc.	135,581	1,946
	PetMed Express Inc.	98,414	1,848
*	Zumiez Inc.	72,532	1,687
*	Motorcar Parts of America Inc.	90,225	1,181
	El Pollo Loco Holdings Inc.	91,087	1,090
*	WW International Inc.	250,385	916
*	Universal Electronics Inc.	56,570	720
*,1	Bed Bath & Beyond Inc.	354,891	500
			594,338
Consumer Staples (5.2%)
*	elf Beauty Inc.	234,600	17,536
*	Hostess Brands Inc. Class A	624,651	15,429
*	Simply Good Foods Co.	392,562	15,031
*	TreeHouse Foods Inc.	235,546	11,492
*	United Natural Foods Inc.	272,110	11,083
	WD-40 Co.	63,371	10,990
		Shares	Market Value• ($000)
	Edgewell Personal Care Co.	241,880	10,328
	Cal-Maine Foods Inc.	176,769	10,040
	Inter Parfums Inc.	83,137	10,011
	J & J Snack Foods Corp.	69,725	9,846
	Nu Skin Enterprises Inc. Class A	230,638	9,189
	Vector Group Ltd.	614,508	8,155
	PriceSmart Inc.	116,896	8,150
*	Central Garden & Pet Co. Class A	193,932	7,453
*	Hain Celestial Group Inc.	415,931	7,416
	MGP Ingredients Inc.	71,692	7,272
	Andersons Inc.	145,014	6,617
	Universal Corp.	114,354	5,785
	Medifast Inc.	50,896	5,707
*	Chefs' Warehouse Inc.	158,619	5,163
*	National Beverage Corp.	108,863	5,078
	Fresh Del Monte Produce Inc.	143,089	4,476
	SpartanNash Co.	164,376	4,399
	B&G Foods Inc.	334,369	4,236
	John B Sanfilippo & Son Inc.	41,596	3,734
	Tootsie Roll Industries Inc.	82,958	3,653
*	USANA Health Sciences Inc.	51,940	3,157
	Calavo Growers Inc.	82,568	2,664
*	Central Garden & Pet Co.	44,975	1,822
*	Seneca Foods Corp. Class A	24,812	1,380
			227,292
Energy (4.7%)
	Helmerich & Payne Inc.	491,096	20,665
	Civitas Resources Inc.	242,212	16,996
	SM Energy Co.	572,626	16,898
	Patterson-UTI Energy Inc.	1,011,462	13,857
	Northern Oil & Gas Inc.	316,188	9,815
*	Oceaneering International Inc.	467,964	9,776
*	Green Plains Inc.	276,764	9,595
*	Callon Petroleum Co.	238,693	9,252
	CONSOL Energy Inc.	152,672	8,356
	World Fuel Services Corp.	288,402	7,917
*	Par Pacific Holdings Inc.	258,465	7,180
	Archrock Inc.	623,442	6,902
*	Nabors Industries Ltd.	41,662	6,262
*	Helix Energy Solutions Group Inc.	665,333	5,509
*	Dril-Quip Inc.	158,193	5,418
*	Talos Energy Inc.	303,833	5,411
	Core Laboratories NV	216,093	5,158
	Comstock Resources Inc.	424,698	5,156
*	US Silica Holdings Inc.	353,465	4,291
*	Vital Energy Inc.	78,301	4,024
*	ProPetro Holding Corp.	448,050	3,947

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Ranger Oil Corp.	89,042	3,695
	RPC Inc.	389,162	3,413
	Dorian LPG Ltd.	148,962	3,270
*	Bristow Group Inc. Class A	109,965	2,995
*	Oil States International Inc.	298,091	2,722
*	REX American Resources Corp.	72,422	2,391
*	DMC Global Inc.	86,420	2,313
			203,184
Financials (17.6%)
	Assured Guaranty Ltd.	279,693	17,456
	Independent Bank Corp.	212,916	16,965
	ServisFirst Bancshares Inc.	228,068	16,866
	United Community Banks Inc.	495,350	16,401
	First Hawaiian Inc.	595,566	16,289
	Community Bank System Inc.	250,679	15,304
*	Mr Cooper Group Inc.	329,120	15,281
	CVB Financial Corp.	613,131	14,672
	Ameris Bancorp	304,138	14,559
*	Genworth Financial Inc. Class A	2,316,024	14,429
	Pacific Premier Bancorp Inc.	443,361	14,374
	WSFS Financial Corp.	287,281	14,338
	American Equity Investment Life Holding Co.	323,789	13,486
	Simmons First National Corp. Class A	592,351	13,168
	BankUnited Inc.	360,487	12,768
	First Bancorp	861,447	12,500
	Walker & Dunlop Inc.	143,223	12,493
*	Axos Financial Inc.	249,144	11,807
	Seacoast Banking Corp. of Florida	385,544	11,763
	First Financial Bancorp	442,644	10,907
	Banner Corp.	159,631	10,054
	Piper Sandler Cos.	65,963	9,960
*	Trupanion Inc.	164,125	9,746
	Independent Bank Group Inc.	165,360	9,733
	Bread Financial Holdings Inc.	232,676	9,556
	Renasant Corp.	261,209	9,398
*	NMI Holdings Inc. Class A	390,202	9,107
*	Bancorp Inc.	261,354	9,040
	Park National Corp.	67,417	8,614
	Lakeland Financial Corp.	118,068	8,456
	Trustmark Corp.	283,897	8,347
	Provident Financial Services Inc.	351,432	8,206
	Northwest Bancshares Inc.	592,987	8,195
	NBT Bancorp Inc.	199,529	8,099
*	StoneX Group Inc.	80,208	8,087
		Shares	Market Value• ($000)
*	PRA Group Inc.	182,012	7,746
	Two Harbors Investment Corp.	450,140	7,459
	BancFirst Corp.	81,141	7,323
*	Enova International Inc.	146,920	7,162
	Hope Bancorp Inc.	556,458	7,128
	National Bank Holdings Corp. Class A	175,494	7,106
	Hilltop Holdings Inc.	213,580	7,084
*	Palomar Holdings Inc.	117,508	7,050
	Horace Mann Educators Corp.	190,473	7,040
	First Commonwealth Financial Corp.	434,883	6,962
	Apollo Commercial Real Estate Finance Inc.	604,138	6,942
	Westamerica Bancorp	125,316	6,907
	First Bancorp (XNGS)	166,315	6,900
	Pathward Financial Inc.	134,063	6,839
	City Holding Co.	69,195	6,795
	S&T Bancorp Inc.	181,690	6,770
	OFG Bancorp	221,581	6,740
	Veritex Holdings Inc.	251,487	6,705
	Virtus Investment Partners Inc.	31,652	6,660
	Eagle Bancorp Inc.	148,637	6,512
*	Triumph Financial Inc.	105,695	6,432
	FB Financial Corp.	163,934	6,179
	Berkshire Hills Bancorp Inc.	209,675	6,093
	Stellar Bancorp Inc.	207,020	6,055
*	PROG Holdings Inc.	233,131	5,763
	Employers Holdings Inc.	126,755	5,629
*	Encore Capital Group Inc.	108,886	5,627
	Safety Insurance Group Inc.	68,665	5,541
	Southside Bancshares Inc.	142,138	5,428
	PennyMac Mortgage Investment Trust	415,565	5,415
	Franklin BSP Realty Trust Inc.	384,218	5,383
	Stewart Information Services Corp.	126,315	5,367
*,1	Avantax Inc.	186,725	5,338
	Brookline Bancorp Inc.	410,559	5,321
	Ready Capital Corp.	459,622	5,175
	Capitol Federal Financial Inc.	601,201	5,044
	ProAssurance Corp.	251,285	4,998
*	Donnelley Financial Solutions Inc.	116,609	4,934
	AMERISAFE Inc.	89,219	4,866
	Dime Community Bancshares Inc.	151,237	4,634
	New York Mortgage Trust Inc.	1,728,967	4,616
	Banc of California Inc.	260,949	4,580

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Heritage Financial Corp.	163,476	4,556
	Tompkins Financial Corp.	59,109	4,421
*	Customers Bancorp Inc.	142,309	4,383
	Preferred Bank	61,516	4,331
	Mercury General Corp.	123,746	4,214
	James River Group Holdings Ltd.	174,433	4,204
*	Green Dot Corp. Class A	217,794	4,123
	Redwood Trust Inc.	527,594	4,015
	KKR Real Estate Finance Trust Inc.	267,097	3,873
	Brightsphere Investment Group Inc.	150,937	3,784
*	Ambac Financial Group Inc.	209,448	3,466
	Ellington Financial Inc.	267,072	3,437
	Hanmi Financial Corp.	141,995	3,354
	ARMOUR Residential REIT Inc.	615,322	3,341
	TrustCo Bank Corp.	88,709	3,323
	WisdomTree Inc.	518,469	3,095
[1]	B. Riley Financial Inc.	74,628	2,969
	United Fire Group Inc.	101,328	2,892
	Northfield Bancorp Inc.	195,845	2,881
	Central Pacific Financial Corp.	126,813	2,844
*	SiriusPoint Ltd.	397,564	2,823
	Universal Insurance Holdings Inc.	128,382	2,482
*	EZCORP Inc. Class A	251,011	2,214
	HomeStreet Inc.	82,969	2,093
	Invesco Mortgage Capital Inc.	165,006	2,067
	HCI Group Inc.	32,418	1,702
*	LendingTree Inc.	50,733	1,671
	Granite Point Mortgage Trust Inc.	244,959	1,467
*	World Acceptance Corp.	15,484	1,446
			770,143
Health Care (10.6%)
	Ensign Group Inc.	258,819	23,159
*	Cytokinetics Inc.	441,493	19,143
*	Merit Medical Systems Inc.	265,484	18,738
*	AMN Healthcare Services Inc.	202,126	18,193
*	Prestige Consumer Healthcare Inc.	231,082	13,923
	CONMED Corp.	142,207	13,679
	Select Medical Holdings Corp.	485,860	13,210
*	Integer Holdings Corp.	154,550	11,588
*	NuVasive Inc.	244,155	10,555
*	Glaukos Corp.	222,567	10,512
*	NeoGenomics Inc.	588,199	9,911
*	Supernus Pharmaceuticals Inc.	252,322	9,485
*	Corcept Therapeutics Inc.	447,107	9,313
		Shares	Market Value• ($000)
*	Pacira BioSciences Inc.	214,174	9,117
*	Xencor Inc.	279,759	8,989
	Embecta Corp.	270,076	8,629
*	Veradigm Inc.	510,018	8,471
*	Addus HomeCare Corp.	75,017	8,150
*	Vir Biotechnology Inc.	354,186	8,075
*	CorVel Corp.	42,735	7,704
*	Myriad Genetics Inc.	377,369	7,140
*	Ironwood Pharmaceuticals Inc. Class A	621,329	7,002
*	Catalyst Pharmaceuticals Inc.	445,888	6,804
*	Vericel Corp.	219,915	6,688
*	Apollo Medical Holdings Inc.	184,905	6,453
	US Physical Therapy Inc.	60,541	6,135
*	Harmony Biosciences Holdings Inc.	138,106	6,081
*	Avanos Medical Inc.	216,406	6,074
*	Pediatrix Medical Group Inc.	381,465	6,004
*	ModivCare Inc.	59,259	5,819
*	AdaptHealth Corp. Class A	357,645	5,719
*	Dynavax Technologies Corp.	552,518	5,691
*	Amphastar Pharmaceuticals Inc.	175,667	5,597
*	Owens & Minor Inc.	355,992	5,457
*	Ligand Pharmaceuticals Inc.	74,822	5,398
*	RadNet Inc.	227,020	5,354
*	Avid Bioservices Inc.	289,463	4,765
*	NextGen Healthcare Inc.	254,893	4,616
	LeMaitre Vascular Inc.	90,093	4,515
*	Arcus Biosciences Inc.	243,054	4,426
*	Enanta Pharmaceuticals Inc.	90,879	4,408
*	Cross Country Healthcare Inc.	165,267	4,371
*	Collegium Pharmaceutical Inc.	156,679	4,157
	Mesa Laboratories Inc.	23,361	4,124
*	uniQure NV	191,823	4,021
*	REGENXBIO Inc.	176,032	3,917
*	Heska Corp.	47,492	3,867
*	Cardiovascular Systems Inc.	195,235	3,848
*	BioLife Solutions Inc.	159,482	3,710
*	Enhabit Inc.	231,043	3,546
*	Community Health Systems Inc.	583,353	3,535
*	Innoviva Inc.	292,351	3,529
*	Varex Imaging Corp.	185,646	3,284
*	Orthofix Medical Inc.	156,908	3,232
*	Fulgent Genetics Inc.	91,819	3,011
*	Agiliti Inc.	156,112	2,975

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	HealthStream Inc.	112,283	2,880
	Simulations Plus Inc.	74,877	2,848
*	Cutera Inc.	83,133	2,696
*	Emergent BioSolutions Inc.	206,697	2,559
*	Artivion Inc.	188,078	2,490
*	ANI Pharmaceuticals Inc.	56,987	2,384
*	AngioDynamics Inc.	182,194	2,256
*	Anika Therapeutics Inc.	68,175	2,161
*	Cara Therapeutics Inc.	210,409	2,138
*	OraSure Technologies Inc.	338,436	2,135
*	iTeos Therapeutics Inc.	114,674	2,031
*	Coherus Biosciences Inc.	299,676	2,029
*	Computer Programs & Systems Inc.	66,506	1,996
*	Pennant Group Inc.	131,873	1,981
*	Vanda Pharmaceuticals Inc.	263,795	1,699
*	Inogen Inc.	106,714	1,672
	Phibro Animal Health Corp. Class A	95,237	1,496
*	OptimizeRx Corp.	80,502	1,437
*	Surmodics Inc.	65,508	1,431
*	Eagle Pharmaceuticals Inc.	48,776	1,366
*,1	Zynex Inc.	100,382	1,297
*	Nektar Therapeutics Class A	879,068	1,213
*	Zimvie Inc.	96,641	1,100
*	Organogenesis Holdings Inc. Class A	326,306	799
*,2	Lantheus Holdings Inc. CVR	276,566	—
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			461,911
Industrials (17.5%)
	Applied Industrial Technologies Inc.	179,891	25,699
	Exponent Inc.	236,155	24,300
	Comfort Systems USA Inc.	166,810	24,261
*	Aerojet Rocketdyne Holdings Inc.	353,057	19,891
	Mueller Industries Inc.	265,184	19,616
	AAON Inc.	196,014	17,829
	Franklin Electric Co. Inc.	181,482	17,344
	Encore Wire Corp.	85,565	16,515
	John Bean Technologies Corp.	148,618	16,480
	Hillenbrand Inc.	324,009	15,274
	ABM Industries Inc.	308,576	14,938
	Federal Signal Corp.	282,951	14,931
*	SPX Technologies Inc.	210,881	14,854
	Albany International Corp. Class A	145,084	14,642
*	Hub Group Inc. Class A	152,305	13,971
	Korn Ferry	249,001	13,917
	UniFirst Corp.	70,335	13,795
	Arcosa Inc.	225,590	13,671
		Shares	Market Value• ($000)
	Moog Inc. Class A	135,134	13,327
	Forward Air Corp.	124,032	12,801
	Boise Cascade Co.	184,022	12,718
*	Resideo Technologies Inc.	680,310	12,477
*	Atlas Air Worldwide Holdings Inc.	120,279	12,125
*	GMS Inc.	197,887	12,014
	Brady Corp. Class A	216,455	11,940
	Matson Inc.	176,290	11,725
	ESCO Technologies Inc.	120,665	11,245
*	RXO Inc.	537,146	11,049
	ArcBest Corp.	113,938	10,961
	Trinity Industries Inc.	379,918	10,603
	EnPro Industries Inc.	97,077	10,436
*	AeroVironment Inc.	116,637	10,000
	Barnes Group Inc.	235,994	9,945
	Veritiv Corp.	62,791	9,509
*	MYR Group Inc.	77,321	9,326
	Granite Construction Inc.	204,181	8,821
	Alamo Group Inc.	47,924	8,741
*	AAR Corp.	155,229	8,443
	MillerKnoll Inc.	352,824	8,422
	Griffon Corp.	221,105	8,064
	Lindsay Corp.	51,277	7,717
*	Gibraltar Industries Inc.	144,213	7,702
*	Allegiant Travel Co.	73,041	7,490
*	KAR Auction Services Inc.	507,194	7,248
	Enerpac Tool Group Corp. Class A	264,871	7,133
*	NOW Inc.	514,361	6,609
	Standex International Corp.	55,821	6,457
	Tennant Co.	86,607	6,133
	Wabash National Corp.	223,267	6,117
*	NV5 Global Inc.	57,970	6,100
	HNI Corp.	192,643	6,020
*	3D Systems Corp.	610,765	5,979
	Marten Transport Ltd.	268,188	5,919
*	PGT Innovations Inc.	279,336	5,908
*	Masterbrand Inc.	606,240	5,905
	Matthews International Corp. Class A	142,662	5,444
*	CoreCivic Inc.	535,484	5,200
*	GEO Group Inc.	578,171	5,065
	Greenbrier Cos. Inc.	152,653	4,902
	Astec Industries Inc.	105,958	4,771
	Apogee Enterprises Inc.	103,360	4,730
	AZZ Inc.	115,960	4,714
	Healthcare Services Group Inc.	345,695	4,587
*	SkyWest Inc.	235,921	4,499
	Quanex Building Products Corp.	154,179	4,001
*	Proto Labs Inc.	126,243	3,969
*	American Woodmark Corp.	77,370	3,944
*	Triumph Group Inc.	302,683	3,820
	Deluxe Corp.	200,851	3,704

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Heartland Express Inc.	216,981	3,500
	Kaman Corp.	130,996	3,406
	Pitney Bowes Inc.	753,573	3,270
	Heidrick & Struggles International Inc.	92,859	3,188
*	Harsco Corp.	370,048	3,131
*	Sun Country Airlines Holdings Inc.	151,961	3,047
*	Titan International Inc.	237,065	2,942
*	TrueBlue Inc.	152,067	2,844
*	CIRCOR International Inc.	95,161	2,785
	Insteel Industries Inc.	90,991	2,707
	Kelly Services Inc. Class A	161,430	2,701
	Resources Connection Inc.	149,026	2,691
*	Hawaiian Holdings Inc.	239,473	2,682
*	Viad Corp.	96,765	2,488
	Interface Inc. Class A	270,907	2,389
*	DXP Enterprises Inc.	73,217	2,117
	Powell Industries Inc.	42,429	1,882
*	Forrester Research Inc.	52,391	1,723
	National Presto Industries Inc.	23,776	1,632
*	Liquidity Services Inc.	126,525	1,602
	Park Aerospace Corp.	90,268	1,482
			762,616
Information Technology (13.6%)
*	SPS Commerce Inc.	168,149	25,330
*	Rambus Inc.	501,237	22,170
*	Fabrinet	170,677	20,800
*	Axcelis Technologies Inc.	153,223	19,695
*	Diodes Inc.	211,981	19,437
*	Onto Innovation Inc.	230,906	19,043
*	Insight Enterprises Inc.	141,308	18,924
	Badger Meter Inc.	136,541	16,606
	Advanced Energy Industries Inc.	174,415	16,235
*	Sanmina Corp.	267,903	16,197
	Kulicke & Soffa Industries Inc.	270,791	14,433
*	Rogers Corp.	87,750	12,917
*	Plexus Corp.	129,132	12,382
*	Alarm.com Holdings Inc.	232,871	11,837
*	Itron Inc.	210,829	11,758
*	Viavi Solutions Inc.	1,056,349	11,556
*	MaxLinear Inc. Class A	337,123	11,533
	Progress Software Corp.	200,652	11,525
*	Extreme Networks Inc.	613,023	11,476
*	Perficient Inc.	161,550	11,438
*	Verra Mobility Corp. Class A	651,803	11,231
	EVERTEC Inc.	304,278	11,200
*	FormFactor Inc.	359,413	10,818
	InterDigital Inc.	125,576	9,166
*	Semtech Corp.	297,492	9,166
*	NetScout Systems Inc.	320,342	9,111
*	DoubleVerify Holdings Inc.	345,505	9,076
		Shares	Market Value• ($000)
	Methode Electronics Inc.	170,775	8,322
*	Cohu Inc.	222,356	8,272
	CSG Systems International Inc.	141,172	7,934
*	Sabre Corp.	1,532,220	7,753
*	Agilysys Inc.	92,215	7,369
*	LiveRamp Holdings Inc.	309,538	7,314
*	Knowles Corp.	424,595	7,210
*	ePlus Inc.	125,298	6,787
*	Ultra Clean Holdings Inc.	212,406	6,767
*	OSI Systems Inc.	72,994	6,756
*	Harmonic Inc.	490,996	6,476
	CTS Corp.	148,457	6,430
*	TTM Technologies Inc.	475,961	6,326
	ADTRAN Holdings Inc.	329,053	5,742
*	Digi International Inc.	164,347	5,484
*	Payoneer Global Inc.	931,820	5,405
*	PDF Solutions Inc.	137,680	5,155
*	Veeco Instruments Inc.	239,230	5,088
*	Photronics Inc.	287,140	5,059
*	Cerence Inc.	183,675	5,029
	Adeia Inc.	494,623	4,877
	A10 Networks Inc.	298,067	4,537
*	Digital Turbine Inc.	419,576	4,506
*	Avid Technology Inc.	154,865	4,500
*	Ichor Holdings Ltd.	134,282	4,425
	Benchmark Electronics Inc.	163,790	3,897
*	SMART Global Holdings Inc.	226,213	3,778
*	ScanSource Inc.	117,565	3,666
	TTEC Holdings Inc.	87,956	3,541
*	CEVA Inc.	107,893	3,405
*	Consensus Cloud Solutions Inc.	82,310	3,378
*	Clearfield Inc.	53,248	3,338
*	LivePerson Inc.	326,247	3,302
*	Corsair Gaming Inc.	178,772	3,128
*	8x8 Inc.	519,995	2,766
*	Alpha & Omega Semiconductor Ltd.	103,343	2,760
*	NETGEAR Inc.	134,680	2,438
*	FARO Technologies Inc.	87,611	2,383
	PC Connection Inc.	52,677	2,307
*	OneSpan Inc.	164,130	2,219
*	Xperi Inc.	189,611	2,217
	Comtech Telecommunications Corp.	129,290	2,067
	Ebix Inc.	109,635	1,905
*	Unisys Corp.	315,082	1,569
*	Arlo Technologies Inc.	411,821	1,565
			594,212
Materials (5.9%)
*	ATI Inc.	603,655	24,539
*	Livent Corp.	836,642	19,619
	Balchem Corp.	149,858	19,481

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	HB Fuller Co.	248,643	17,345
*	O-I Glass Inc.	723,574	16,078
	Innospec Inc.	115,535	12,646
*	Arconic Corp.	473,557	12,521
	Quaker Chemical Corp.	63,582	12,448
	Carpenter Technology Corp.	226,047	10,925
	Materion Corp.	95,591	10,676
	Stepan Co.	98,536	10,257
	Warrior Met Coal Inc.	241,132	9,228
	Minerals Technologies Inc.	151,467	9,202
	Sylvamo Corp.	154,030	7,598
	Mativ Holdings Inc.	255,852	6,629
	Compass Minerals International Inc.	158,450	6,105
	Kaiser Aluminum Corp.	74,228	5,888
	AdvanSix Inc.	128,429	5,285
	Myers Industries Inc.	170,541	4,407
	Trinseo plc	162,836	3,774
	SunCoke Energy Inc.	388,128	3,691
	Hawkins Inc.	88,082	3,582
	Koppers Holdings Inc.	97,398	3,496
*	TimkenSteel Corp.	184,261	3,370
	Haynes International Inc.	58,152	3,181
*	Clearwater Paper Corp.	77,967	3,009
*	Century Aluminum Co.	239,168	2,887
	American Vanguard Corp.	129,475	2,702
*	Rayonier Advanced Materials Inc.	298,682	2,449
	Olympic Steel Inc.	44,800	2,352
	Mercer International Inc.	188,562	2,033
	Tredegar Corp.	116,865	1,358
	FutureFuel Corp.	119,338	1,044
			259,805
Real Estate (6.9%)
	Essential Properties Realty Trust Inc.	664,049	17,106
	LXP Industrial Trust	1,286,046	13,413
	Outfront Media Inc.	681,512	11,892
	Innovative Industrial Properties Inc.	130,525	11,540
	SITE Centers Corp.	862,645	11,534
	Four Corners Property Trust Inc.	391,544	10,630
	Sunstone Hotel Investors Inc.	981,965	10,379
*	Cushman & Wakefield plc	761,283	9,851
	Tanger Factory Outlet Centers Inc.	486,007	9,181
	CareTrust REIT Inc.	453,031	8,911
	DiamondRock Hospitality Co.	975,138	8,503
	Service Properties Trust	770,584	8,461
	Urban Edge Properties	548,323	8,444
	Retail Opportunity Investments Corp.	581,480	8,275
		Shares	Market Value• ($000)
	Elme Communities	407,613	7,586
	Xenia Hotels & Resorts Inc.	530,228	7,444
	Global Net Lease Inc.	483,440	6,826
	Getty Realty Corp.	198,112	6,801
	LTC Properties Inc.	189,257	6,779
	St. Joe Co.	157,467	6,744
	Acadia Realty Trust	442,198	6,443
	Easterly Government Properties Inc. Class A	422,634	6,382
	Alexander & Baldwin Inc.	337,954	6,310
	American Assets Trust Inc.	242,456	6,117
	Uniti Group Inc.	1,104,565	6,064
*	Veris Residential Inc.	369,022	5,956
	Hudson Pacific Properties Inc.	597,078	5,511
	NexPoint Residential Trust Inc.	105,975	5,132
	Brandywine Realty Trust	798,667	4,704
	Centerspace	70,162	4,393
	RPT Realty	397,057	4,256
	Community Healthcare Trust Inc.	109,748	4,252
	Armada Hoffler Properties Inc.	315,593	4,046
	Marcus & Millichap Inc.	115,299	3,963
	Office Properties Income Trust	226,941	3,731
	Summit Hotel Properties Inc.	499,333	3,695
	Safehold Inc.	112,942	3,375
	Universal Health Realty Income Trust	59,435	3,151
	iStar Inc.	403,635	3,108
*	Anywhere Real Estate Inc.	509,399	2,949
	Chatham Lodging Trust	227,746	2,781
	Urstadt Biddle Properties Inc. Class A	139,167	2,408
	Saul Centers Inc.	60,238	2,369
	Orion Office REIT Inc.	264,645	2,265
	Whitestone REIT	216,623	2,047
	RE/MAX Holdings Inc. Class A	85,289	1,577
	Douglas Elliman Inc.	314,392	1,327
	Hersha Hospitality Trust Class A	154,557	1,292
	Industrial Logistics Properties Trust	307,243	1,260
	Franklin Street Properties Corp.	432,196	1,046
			302,210
Utilities (2.2%)
	American States Water Co.	172,258	15,383
	California Water Service Group	255,510	14,625
	Avista Corp.	344,074	14,148
	Otter Tail Corp.	193,539	13,720

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Chesapeake Utilities Corp.	82,809	10,607
SJW Group	124,942	9,551
Northwest Natural Holding Co.	163,452	7,901
Middlesex Water Co.	82,295	6,296
Unitil Corp.	74,686	4,057
		96,288
Total Common Stocks (Cost $4,225,928)		4,362,705
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4] Vanguard Market Liquidity Fund, 4.640% (Cost $6,377)	63,790	6,379
Total Investments (100.0%) (Cost $4,232,305)		4,369,084
Other Assets and Liabilities—Net (0.0%)		(1,907)
Net Assets (100%)		4,367,177
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,947,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,366,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	39	3,703	(70)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,225,928)	4,362,705
Affiliated Issuers (Cost $6,377)	6,379
Total Investments in Securities	4,369,084
Investment in Vanguard	155
Cash	2,027
Cash Collateral Pledged—Futures Contracts	230
Receivables for Investment Securities Sold	11,945
Receivables for Accrued Income	3,195
Receivables for Capital Shares Issued	1,267
Variation Margin Receivable—Futures Contracts	—
Total Assets	4,387,903
Liabilities
Payables for Investment Securities Purchased	14,114
Collateral for Securities on Loan	6,366
Payables for Capital Shares Redeemed	103
Payables to Vanguard	143
Total Liabilities	20,726
Net Assets	4,367,177
1 Includes $5,947,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	4,404,500
Total Distributable Earnings (Loss)	(37,323)
Net Assets	4,367,177

ETF Shares—Net Assets[2]
Applicable to 25,250,074 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,367,265
Net Asset Value Per Share—ETF Shares	$93.75

Institutional Shares—Net Assets
Applicable to 5,302,765 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,999,912
Net Asset Value Per Share—Institutional Shares	$377.15
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	30,794
Interest[2]	33
Securities Lending—Net	223
Total Income	31,050
Expenses
The Vanguard Group—Note B
Investment Advisory Services	48
Management and Administrative—ETF Shares	887
Management and Administrative—Institutional Shares	652
Marketing and Distribution—ETF Shares	63
Marketing and Distribution—Institutional Shares	36
Custodian Fees	87
Shareholders’ Reports—ETF Shares	41
Shareholders’ Reports—Institutional Shares	19
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,840
Net Investment Income	29,210
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	10,252
Futures Contracts	(142)
Realized Net Gain (Loss)	10,110
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	218,789
Futures Contracts	171
Change in Unrealized Appreciation (Depreciation)	218,960
Net Increase (Decrease) in Net Assets Resulting from Operations	258,280
1	Dividends are net of foreign withholding taxes of $32,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $29,000, $5,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $94,986,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,210	51,655
Realized Net Gain (Loss)	10,110	269,098
Change in Unrealized Appreciation (Depreciation)	218,960	(812,390)
Net Increase (Decrease) in Net Assets Resulting from Operations	258,280	(491,637)
Distributions
ETF Shares	(32,040)	(22,040)
Institutional Shares	(27,853)	(23,304)
Total Distributions	(59,893)	(45,344)
Capital Share Transactions
ETF Shares	231,898	476,073
Institutional Shares	(86,403)	426,601
Net Increase (Decrease) from Capital Share Transactions	145,495	902,674
Total Increase (Decrease)	343,882	365,693
Net Assets
Beginning of Period	4,023,295	3,657,602
End of Period	4,367,177	4,023,295
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$89.49	$103.20	$67.80	$69.05	$82.34	$62.92
Investment Operations
Net Investment Income[2]	.631	1.273	1.143	.973	.971	.892
Net Realized and Unrealized Gain (Loss) on Investments	4.940	(13.765)	35.170	(1.180)	(13.429)	19.299
Total from Investment Operations	5.571	(12.492)	36.313	(.207)	(12.458)	20.191
Distributions
Dividends from Net Investment Income	(1.311)	(1.218)	(.913)	(1.043)	(.832)	(.771)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.311)	(1.218)	(.913)	(1.043)	(.832)	(.771)
Net Asset Value, End of Period	$93.75	$89.49	$103.20	$67.80	$69.05	$82.34
Total Return	6.36%	-12.26%	53.88%	-0.43%	-15.09%	32.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,367	$2,027	$1,806	$987	$991	$1,107
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.31%	1.25%	1.46%	1.36%	1.23%
Portfolio Turnover Rate[4]	8%	12%	18%	15%	9%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$360.00	$415.16	$272.71	$277.68	$331.26	$252.98
Investment Operations
Net Investment Income[1]	2.606	5.226	4.566	3.951	3.941	3.769
Net Realized and Unrealized Gain (Loss) on Investments	19.856	(55.426)	141.589	(4.694)	(54.011)	77.632
Total from Investment Operations	22.462	(50.200)	146.155	(.743)	(50.070)	81.401
Distributions
Dividends from Net Investment Income	(5.312)	(4.960)	(3.705)	(4.227)	(3.510)	(3.121)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(5.312)	(4.960)	(3.705)	(4.227)	(3.510)	(3.121)
Net Asset Value, End of Period	$377.15	$360.00	$415.16	$272.71	$277.68	$331.26
Total Return	6.38%	-12.21%	53.93%	-0.41%	-15.09%	32.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,000	$1,996	$1,852	$1,377	$1,186	$1,019
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.34%	1.26%	1.47%	1.38%	1.30%
Portfolio Turnover Rate[3]	8%	12%	18%	15%	9%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in

S&P Small-Cap 600 Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

S&P Small-Cap 600 Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $155,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,362,705	—	—	4,362,705
Temporary Cash Investments	6,379	—	—	6,379
Total	4,369,084	—	—	4,369,084

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	70	—	—	70
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,245,442
Gross Unrealized Appreciation	707,072
Gross Unrealized Depreciation	(583,500)
Net Unrealized Appreciation (Depreciation)	123,572
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $156,818,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2023, the fund purchased $722,534,000 of investment securities and sold $596,029,000 of investment securities, other than temporary cash investments. Purchases and sales include $369,549,000 and $277,435,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $33,680,000 and sales were $34,047,000, resulting in net realized loss of $5,323,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	524,269	5,850	1,313,147	13,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(292,371)	(3,250)	(837,074)	(8,650)
Net Increase (Decrease)—ETF Shares	231,898	2,600	476,073	5,150
Institutional Shares
Issued	96,210	266	614,744	1,573
Issued in Lieu of Cash Distributions	24,779	72	20,984	53
Redeemed	(207,392)	(580)	(209,127)	(541)
Net Increase (Decrease)—Institutional Shares	(86,403)	(242)	426,601	1,085
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	2.6%
Consumer Discretionary	18.6
Consumer Staples	4.5
Energy	3.8
Financials	19.1
Health Care	8.3
Industrials	16.5
Information Technology	8.6
Materials	5.5
Real Estate	10.7
Utilities	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.6%)
*	Cinemark Holdings Inc.	336,313	4,577
	Scholastic Corp.	92,986	4,241
	Telephone & Data Systems Inc.	313,382	3,977
	Cogent Communications Holdings Inc.	55,004	3,561
	Shenandoah Telecommunications Co.	157,015	3,065
	Shutterstock Inc.	39,133	2,944
*	Yelp Inc. Class A	91,544	2,748
*	Thryv Holdings Inc.	96,395	2,298
*	EW Scripps Co. Class A	181,620	2,292
*	AMC Networks Inc. Class A	88,115	1,970
*	Gannett Co. Inc.	458,588	1,389
*	QuinStreet Inc.	75,679	1,284
[1]	Marcus Corp.	76,880	1,237
*	Gogo Inc.	70,945	1,168
*	Consolidated Communications Holdings Inc.	232,919	706
			37,457
Consumer Discretionary (18.6%)
*	Meritage Homes Corp.	114,608	12,519
	Signet Jewelers Ltd.	144,933	10,380
	Group 1 Automotive Inc.	45,691	10,101
*	Asbury Automotive Group Inc.	38,146	8,663
	Steven Madden Ltd.	229,464	8,330
	Kontoor Brands Inc.	154,698	8,067
	American Eagle Outfitters Inc.	546,026	7,846
	Academy Sports & Outdoors Inc.	132,432	7,833
*	Sonos Inc.	398,848	7,750
*	Tri Pointe Homes Inc.	316,284	7,540
*	LGI Homes Inc.	64,248	6,702
	MDC Holdings Inc.	178,726	6,613
*	ODP Corp.	126,327	5,720
	Cheesecake Factory Inc.	149,853	5,610
		Shares	Market Value• ($000)
*	Sally Beauty Holdings Inc.	335,418	5,397
	Century Communities Inc.	88,631	5,301
*	Brinker International Inc.	137,983	5,243
*	Urban Outfitters Inc.	187,803	5,061
*	M/I Homes Inc.	85,973	4,973
	Monro Inc.	98,603	4,973
	Patrick Industries Inc.	67,519	4,919
*	Abercrombie & Fitch Co. Class A	155,143	4,563
	LCI Industries	39,889	4,500
	La-Z-Boy Inc.	134,661	4,360
	Upbound Group Inc.	157,204	4,221
	Wolverine World Wide Inc.	247,223	4,141
*	National Vision Holdings Inc.	104,030	3,887
*	iRobot Corp.	85,223	3,502
*	Six Flags Entertainment Corp.	132,445	3,497
*	Frontdoor Inc.	122,746	3,468
	Winnebago Industries Inc.	51,527	3,275
*	American Axle & Manufacturing Holdings Inc.	359,572	3,164
*	Shake Shack Inc. Class A	55,043	3,071
	Bloomin' Brands Inc.	115,805	3,022
	Caleres Inc.	114,542	2,991
	Sonic Automotive Inc. Class A	52,427	2,983
	Installed Building Products Inc.	25,010	2,886
*	Boot Barn Holdings Inc.	36,411	2,820
*	Vista Outdoor Inc.	97,575	2,787
*	Sleep Number Corp.	68,756	2,741
*	Gentherm Inc.	40,596	2,578
	Strategic Education Inc.	29,996	2,557
*	BJ's Restaurants Inc.	73,120	2,340
*	Dave & Buster's Entertainment Inc.	57,733	2,310
	Standard Motor Products Inc.	58,634	2,285
*	MarineMax Inc.	67,529	2,268
*	Chico's FAS Inc.	390,982	2,248
*	G-III Apparel Group Ltd.	133,612	2,220

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Leslie's Inc.	162,199	2,045
	Guess? Inc.	95,408	2,007
*	Genesco Inc.	38,975	1,753
	Movado Group Inc.	49,613	1,718
*	Children's Place Inc.	40,676	1,703
	Oxford Industries Inc.	14,020	1,649
	Designer Brands Inc. Class A	158,912	1,556
*	America's Car-Mart Inc.	18,231	1,549
	Dine Brands Global Inc.	19,577	1,501
	Shoe Carnival Inc.	53,451	1,408
	Aaron's Co. Inc.	96,853	1,390
	Hibbett Inc.	18,790	1,352
	Big Lots Inc.	90,301	1,296
	Sturm Ruger & Co. Inc.	21,518	1,254
	PetMed Express Inc.	66,424	1,247
	Buckle Inc.	28,609	1,167
*	Zumiez Inc.	49,076	1,141
*	Mister Car Wash Inc.	120,969	1,117
*	Golden Entertainment Inc.	26,929	1,107
*	Perdoceo Education Corp.	77,648	1,070
*	Chuy's Holdings Inc.	25,873	925
	Ruth's Hospitality Group Inc.	45,392	847
*	Motorcar Parts of America Inc.	61,036	799
	Haverty Furniture Cos. Inc.	20,171	761
	El Pollo Loco Holdings Inc.	61,829	740
*	WW International Inc.	168,391	616
*	Universal Electronics Inc.	37,916	482
*,1	Bed Bath & Beyond Inc.	147,811	208
			268,634
Consumer Staples (4.5%)
*	United Natural Foods Inc.	182,781	7,445
	Nu Skin Enterprises Inc. Class A	154,880	6,170
	PriceSmart Inc.	78,475	5,471
*	Hain Celestial Group Inc.	280,016	4,993
*	TreeHouse Foods Inc.	83,699	4,084
	Universal Corp.	77,086	3,900
	Edgewell Personal Care Co.	84,446	3,606
	Vector Group Ltd.	230,862	3,063
	Fresh Del Monte Produce Inc.	95,950	3,001
	SpartanNash Co.	110,360	2,953
	B&G Foods Inc.	225,110	2,852
*	Central Garden & Pet Co. Class A	67,906	2,610
	WD-40 Co.	14,869	2,579
	Andersons Inc.	54,511	2,487
*	USANA Health Sciences Inc.	34,887	2,120
	Calavo Growers Inc.	55,428	1,789
*	Chefs' Warehouse Inc.	40,493	1,318
*	National Beverage Corp.	23,303	1,087
		Shares	Market Value• ($000)
	John B Sanfilippo & Son Inc.	10,890	978
*	Seneca Foods Corp. Class A	16,708	929
*	Central Garden & Pet Co.	15,699	636
			64,071
Energy (3.8%)
*	Green Plains Inc.	185,837	6,443
	Helmerich & Payne Inc.	138,563	5,831
	World Fuel Services Corp.	194,031	5,326
*	Par Pacific Holdings Inc.	173,966	4,833
	Archrock Inc.	419,520	4,644
*	Helix Energy Solutions Group Inc.	446,495	3,697
*	Callon Petroleum Co.	80,028	3,102
	Patterson-UTI Energy Inc.	218,011	2,987
*	ProPetro Holding Corp.	301,063	2,652
*	Bristow Group Inc. Class A	73,597	2,005
*	Oceaneering International Inc.	87,881	1,836
*	Oil States International Inc.	200,851	1,834
	Core Laboratories NV	75,889	1,812
*	Dril-Quip Inc.	49,873	1,708
*	Talos Energy Inc.	93,898	1,672
*	DMC Global Inc.	58,175	1,557
*	Nabors Industries Ltd.	8,962	1,347
*	US Silica Holdings Inc.	99,457	1,207
			54,493
Financials (19.0%)
*	Genworth Financial Inc. Class A	1,555,250	9,689
	Pacific Premier Bancorp Inc.	297,864	9,657
	WSFS Financial Corp.	193,021	9,634
	Simmons First National Corp. Class A	398,023	8,848
	BankUnited Inc.	242,195	8,579
	Walker & Dunlop Inc.	96,251	8,396
	Independent Bank Group Inc.	111,066	6,537
	Bread Financial Holdings Inc.	156,254	6,417
	Renasant Corp.	175,350	6,309
	Assured Guaranty Ltd.	92,078	5,747
	Provident Financial Services Inc.	235,931	5,509
	Independent Bank Corp.	68,682	5,473
	First Hawaiian Inc.	192,098	5,254
*	PRA Group Inc.	122,170	5,200
	Two Harbors Investment Corp.	301,147	4,990
*	Enova International Inc.	98,656	4,809
	Hope Bancorp Inc.	374,601	4,799
	Hilltop Holdings Inc.	143,823	4,771
	Horace Mann Educators Corp.	128,279	4,741

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Apollo Commercial Real Estate Finance Inc.	405,215	4,656
	Community Bank System Inc.	72,506	4,427
	Eagle Bancorp Inc.	100,068	4,384
	American Equity Investment Life Holding Co.	104,511	4,353
*	PROG Holdings Inc.	156,891	3,878
	United Community Banks Inc.	116,678	3,863
	Ameris Bancorp	79,825	3,821
*	Encore Capital Group Inc.	73,166	3,781
*	Axos Financial Inc.	76,890	3,644
	Seacoast Banking Corp. of Florida	119,318	3,640
	PennyMac Mortgage Investment Trust	279,059	3,636
	Stewart Information Services Corp.	85,183	3,619
	Franklin BSP Realty Trust Inc.	258,143	3,617
	Brookline Bancorp Inc.	275,898	3,576
	Ready Capital Corp.	307,562	3,463
	Capitol Federal Financial Inc.	404,886	3,397
	ProAssurance Corp.	169,248	3,366
	First Financial Bancorp	133,541	3,290
	New York Mortgage Trust Inc.	1,165,096	3,111
	Banc of California Inc.	175,221	3,075
*	NMI Holdings Inc. Class A	128,128	2,991
	Mercury General Corp.	83,385	2,839
	James River Group Holdings Ltd.	117,138	2,823
*	Green Dot Corp. Class A	147,026	2,783
	Redwood Trust Inc.	355,459	2,705
	Northwest Bancshares Inc.	190,891	2,638
	KKR Real Estate Finance Trust Inc.	179,273	2,599
*	Ambac Financial Group Inc.	140,713	2,329
	Ellington Financial Inc.	179,111	2,305
	Veritex Holdings Inc.	86,434	2,304
	Virtus Investment Partners Inc.	10,467	2,203
	First Commonwealth Financial Corp.	131,337	2,103
	FB Financial Corp.	55,065	2,075
	United Fire Group Inc.	67,713	1,933
	Central Pacific Financial Corp.	85,293	1,913
*	SiriusPoint Ltd.	265,215	1,883
	First Bancorp	44,715	1,855
	Employers Holdings Inc.	41,701	1,852
	Trustmark Corp.	59,057	1,736
	Berkshire Hills Bancorp Inc.	59,157	1,719
		Shares	Market Value• ($000)
*	Triumph Financial Inc.	27,579	1,678
	Universal Insurance Holdings Inc.	86,118	1,665
*	Donnelley Financial Solutions Inc.	39,072	1,653
	National Bank Holdings Corp. Class A	40,018	1,620
	Safety Insurance Group Inc.	19,788	1,597
	Southside Bancshares Inc.	40,286	1,539
*	EZCORP Inc. Class A	167,486	1,477
*	Customers Bancorp Inc.	47,714	1,470
	AMERISAFE Inc.	26,934	1,469
	S&T Bancorp Inc.	37,779	1,408
	HomeStreet Inc.	55,538	1,401
	Pathward Financial Inc.	25,173	1,284
	Brightsphere Investment Group Inc.	48,432	1,214
[1]	HCI Group Inc.	21,602	1,134
*	LendingTree Inc.	33,966	1,119
	Tompkins Financial Corp.	14,176	1,060
[1]	B. Riley Financial Inc.	25,486	1,014
	Granite Point Mortgage Trust Inc.	164,663	986
*	World Acceptance Corp.	10,326	964
	WisdomTree Inc.	154,184	920
	Northfield Bancorp Inc.	61,009	897
	Invesco Mortgage Capital Inc.	60,546	759
	TrustCo Bank Corp.	20,214	757
	Columbia Banking System Inc.	355	11
			274,640
Health Care (8.3%)
	Select Medical Holdings Corp.	326,356	8,874
*	Integer Holdings Corp.	103,848	7,786
*	NuVasive Inc.	163,436	7,065
*	NeoGenomics Inc.	395,859	6,670
*	Myriad Genetics Inc.	254,121	4,808
	CONMED Corp.	48,760	4,690
*	Apollo Medical Holdings Inc.	124,567	4,347
*	Avanos Medical Inc.	145,934	4,096
*	Pediatrix Medical Group Inc.	256,265	4,034
*	ModivCare Inc.	39,792	3,907
*	Owens & Minor Inc.	239,006	3,664
*	RadNet Inc.	152,649	3,600
	Embecta Corp.	95,858	3,063
*	Prestige Consumer Healthcare Inc.	46,509	2,802
*	Heska Corp.	31,916	2,599
*	Cardiovascular Systems Inc.	131,345	2,589
*	Community Health Systems Inc.	393,491	2,384

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Enhabit Inc.	155,121	2,381
*	Glaukos Corp.	49,246	2,326
*	Varex Imaging Corp.	125,149	2,214
*	Orthofix Medical Inc.	105,613	2,176
*	Vericel Corp.	63,398	1,928
*	CorVel Corp.	10,078	1,817
*	Enanta Pharmaceuticals Inc.	37,320	1,810
*	Ironwood Pharmaceuticals Inc. Class A	155,233	1,749
*	Emergent BioSolutions Inc.	138,639	1,716
*	Artivion Inc.	125,954	1,668
*	Ligand Pharmaceuticals Inc.	23,048	1,663
	US Physical Therapy Inc.	15,854	1,606
*	AngioDynamics Inc.	122,105	1,512
*	OraSure Technologies Inc.	228,464	1,442
*	Pennant Group Inc.	88,422	1,328
*	Vanda Pharmaceuticals Inc.	177,437	1,143
*	Inogen Inc.	71,539	1,121
*	Fulgent Genetics Inc.	33,874	1,111
*	Agiliti Inc.	57,248	1,091
	Mesa Laboratories Inc.	5,932	1,047
	Phibro Animal Health Corp. Class A	64,012	1,006
*	Avid Bioservices Inc.	60,176	990
	LeMaitre Vascular Inc.	18,736	939
*	ANI Pharmaceuticals Inc.	18,457	772
*	Zimvie Inc.	65,549	746
*	HealthStream Inc.	27,482	705
*	Anika Therapeutics Inc.	22,120	701
*	Coherus Biosciences Inc.	98,762	669
	Simulations Plus Inc.	16,707	635
*	Computer Programs & Systems Inc.	20,779	624
*	Organogenesis Holdings Inc. Class A	220,725	541
*	Cutera Inc.	16,058	521
*	Surmodics Inc.	20,679	452
*	Nektar Therapeutics Class A	303,255	418
*	OptimizeRx Corp.	22,501	402
*	Eagle Pharmaceuticals Inc.	10,865	304
*,2	Lantheus Holdings Inc. CVR	75,410	—
			120,252
Industrials (16.5%)
	John Bean Technologies Corp.	99,854	11,073
	ABM Industries Inc.	207,302	10,035
*	Resideo Technologies Inc.	457,184	8,385
*	GMS Inc.	132,893	8,068
*	RXO Inc.	360,758	7,421
	ArcBest Corp.	76,528	7,362
	Barnes Group Inc.	158,478	6,678
		Shares	Market Value• ($000)
	Veritiv Corp.	42,257	6,399
	Granite Construction Inc.	137,030	5,920
*	AAR Corp.	104,456	5,681
	MillerKnoll Inc.	236,844	5,653
*	Gibraltar Industries Inc.	97,096	5,186
*	Hub Group Inc. Class A	56,283	5,163
	Exponent Inc.	49,226	5,065
*	Allegiant Travel Co.	49,044	5,029
*	KAR Auction Services Inc.	341,468	4,880
	Korn Ferry	87,051	4,865
*	Atlas Air Worldwide Holdings Inc.	44,469	4,483
*	NOW Inc.	346,353	4,451
	Tennant Co.	58,360	4,133
	HNI Corp.	129,425	4,045
*	3D Systems Corp.	411,228	4,026
*	Masterbrand Inc.	404,609	3,941
*	SPX Technologies Inc.	53,898	3,797
	UniFirst Corp.	19,344	3,794
	Matthews International Corp. Class A	95,805	3,656
*	CoreCivic Inc.	359,775	3,493
	Moog Inc. Class A	35,330	3,484
*	GEO Group Inc.	389,791	3,415
	Greenbrier Cos. Inc.	102,641	3,296
	Astec Industries Inc.	71,121	3,203
	AZZ Inc.	77,770	3,161
*	MYR Group Inc.	26,019	3,138
	Arcosa Inc.	51,472	3,119
	Healthcare Services Group Inc.	232,268	3,082
*	SkyWest Inc.	158,385	3,020
	Trinity Industries Inc.	104,619	2,920
	Brady Corp. Class A	51,002	2,813
*	Proto Labs Inc.	85,184	2,678
*	American Woodmark Corp.	52,050	2,654
*	Triumph Group Inc.	203,782	2,572
	Deluxe Corp.	134,855	2,487
	ESCO Technologies Inc.	25,873	2,411
	Kaman Corp.	87,588	2,277
	Pitney Bowes Inc.	505,950	2,196
	Heidrick & Struggles International Inc.	62,492	2,145
*	Harsco Corp.	249,853	2,114
*	TrueBlue Inc.	102,495	1,917
*	CIRCOR International Inc.	63,574	1,861
	Resources Connection Inc.	100,227	1,810
	Kelly Services Inc. Class A	108,130	1,809
*	Hawaiian Holdings Inc.	160,802	1,801
	Wabash National Corp.	62,948	1,725
*	Viad Corp.	64,762	1,665
	Enerpac Tool Group Corp. Class A	60,445	1,628
	Interface Inc. Class A	182,796	1,612
	Alamo Group Inc.	8,685	1,584
*	DXP Enterprises Inc.	49,602	1,434

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Standex International Corp.	11,983	1,386
	Apogee Enterprises Inc.	29,843	1,366
	Powell Industries Inc.	28,537	1,266
	Quanex Building Products Corp.	44,549	1,156
*	Forrester Research Inc.	35,093	1,154
	National Presto Industries Inc.	16,011	1,099
	Insteel Industries Inc.	32,845	977
	Heartland Express Inc.	51,013	823
*	Liquidity Services Inc.	37,999	481
	Park Aerospace Corp.	28,818	473
			237,894
Information Technology (8.6%)
*	Insight Enterprises Inc.	94,954	12,716
*	Rogers Corp.	58,960	8,679
*	Itron Inc.	141,586	7,896
*	FormFactor Inc.	241,419	7,267
*	Semtech Corp.	199,121	6,135
*	Sanmina Corp.	97,168	5,875
*	Knowles Corp.	285,169	4,842
*	TTM Technologies Inc.	320,524	4,260
*	Viavi Solutions Inc.	339,887	3,718
*	Cerence Inc.	123,288	3,376
*	Perficient Inc.	46,684	3,305
	Adeia Inc.	328,006	3,234
*	Sabre Corp.	638,872	3,233
*	Ichor Holdings Ltd.	90,178	2,971
	Methode Electronics Inc.	54,892	2,675
	EVERTEC Inc.	71,411	2,629
	Benchmark Electronics Inc.	110,254	2,623
*	SMART Global Holdings Inc.	152,282	2,543
*	ScanSource Inc.	79,383	2,475
*	ePlus Inc.	43,988	2,383
*	OSI Systems Inc.	24,015	2,223
*	LiveRamp Holdings Inc.	93,916	2,219
*	Payoneer Global Inc.	357,186	2,072
*	Ultra Clean Holdings Inc.	64,272	2,048
*	Cohu Inc.	50,617	1,883
*	NETGEAR Inc.	90,364	1,636
*	FARO Technologies Inc.	58,990	1,604
	PC Connection Inc.	35,308	1,546
*	Xperi Inc.	132,043	1,544
	Comtech Telecommunications Corp.	87,028	1,392
	Ebix Inc.	73,274	1,273
*	Avid Technology Inc.	42,686	1,240
	ADTRAN Holdings Inc.	68,396	1,193
	TTEC Holdings Inc.	29,488	1,187
*	Digital Turbine Inc.	101,280	1,088
*	LivePerson Inc.	105,296	1,066
*	Unisys Corp.	212,702	1,059
*	8x8 Inc.	188,310	1,002
*	Corsair Gaming Inc.	53,322	933
		Shares	Market Value• ($000)
*	CEVA Inc.	28,239	891
*	OneSpan Inc.	56,625	766
*	Consensus Cloud Solutions Inc.	17,663	725
*	Arlo Technologies Inc.	139,093	528
*	BM Technologies Inc.	1,309	4
			123,957
Materials (5.5%)
*	Arconic Corp.	317,990	8,408
	Carpenter Technology Corp.	151,772	7,335
*	ATI Inc.	154,042	6,262
	Minerals Technologies Inc.	101,687	6,178
*	O-I Glass Inc.	262,473	5,832
	Mativ Holdings Inc.	172,359	4,466
	HB Fuller Co.	60,251	4,203
	Compass Minerals International Inc.	106,773	4,114
	AdvanSix Inc.	86,274	3,550
	Materion Corp.	27,617	3,084
	Warrior Met Coal Inc.	71,428	2,734
	Trinseo plc	109,896	2,547
	SunCoke Energy Inc.	260,578	2,478
	Stepan Co.	23,110	2,406
	Koppers Holdings Inc.	65,335	2,345
	Sylvamo Corp.	44,588	2,200
*	Clearwater Paper Corp.	52,352	2,020
*	Century Aluminum Co.	160,188	1,933
*	Rayonier Advanced Materials Inc.	199,808	1,638
	Olympic Steel Inc.	30,052	1,578
*	TimkenSteel Corp.	70,525	1,290
	Tredegar Corp.	79,373	922
	Mercer International Inc.	71,812	774
	Haynes International Inc.	12,981	710
	FutureFuel Corp.	35,540	311
			79,318
Real Estate (10.7%)
	Essential Properties Realty Trust Inc.	446,094	11,491
	LXP Industrial Trust	864,032	9,012
	Outfront Media Inc.	457,890	7,990
	SITE Centers Corp.	579,362	7,746
	Sunstone Hotel Investors Inc.	659,323	6,969
*	Cushman & Wakefield plc	509,720	6,596
	DiamondRock Hospitality Co.	656,134	5,721
	Service Properties Trust	518,769	5,696
	Retail Opportunity Investments Corp.	390,309	5,554
	Elme Communities	274,407	5,107
	Xenia Hotels & Resorts Inc.	356,886	5,011
	Global Net Lease Inc.	325,490	4,596
	Acadia Realty Trust	297,020	4,328

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Easterly Government Properties Inc. Class A	284,830	4,301
	Alexander & Baldwin Inc.	227,657	4,250
	American Assets Trust Inc.	163,353	4,121
	Hudson Pacific Properties Inc.	401,096	3,702
	Brandywine Realty Trust	536,480	3,160
	Centerspace	47,248	2,958
	RPT Realty	267,207	2,864
	Tanger Factory Outlet Centers Inc.	147,126	2,779
	Urban Edge Properties	179,987	2,772
	Office Properties Income Trust	151,823	2,496
	Summit Hotel Properties Inc.	334,147	2,473
	Four Corners Property Trust Inc.	86,735	2,355
	Safehold Inc.	76,078	2,273
	CareTrust REIT Inc.	115,345	2,269
	Uniti Group Inc.	407,812	2,239
	iStar Inc.	271,587	2,091
*	Anywhere Real Estate Inc.	342,116	1,981
	Chatham Lodging Trust	152,556	1,863
*	Veris Residential Inc.	108,987	1,759
	Getty Realty Corp.	47,982	1,647
	NexPoint Residential Trust Inc.	33,367	1,616
	LTC Properties Inc.	44,382	1,590
	Orion Office REIT Inc.	176,848	1,514
	Whitestone REIT	144,796	1,368
	Community Healthcare Trust Inc.	29,624	1,148
	RE/MAX Holdings Inc. Class A	56,813	1,050
	Armada Hoffler Properties Inc.	74,732	958
	Douglas Elliman Inc.	210,557	889
	Hersha Hospitality Trust Class A	103,926	869
	Industrial Logistics Properties Trust	205,697	843
	Universal Health Realty Income Trust	14,028	744
	Franklin Street Properties Corp.	290,434	703
	Shares	Market Value• ($000)
Urstadt Biddle Properties Inc. Class A	40,572	702
Saul Centers Inc.	17,445	686
Agree Realty Corp.	257	18
		154,868
Utilities (1.8%)
Avista Corp.	231,215	9,508
California Water Service Group	65,184	3,731
Otter Tail Corp.	50,889	3,608
American States Water Co.	35,872	3,203
Chesapeake Utilities Corp.	18,320	2,347
Northwest Natural Holding Co.	39,474	1,908
Middlesex Water Co.	20,004	1,530
		25,835
Total Common Stocks (Cost $1,451,539)		1,441,419
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund, 4.640% (Cost $3,399)	33,993	3,399
Total Investments (100.1%) (Cost $1,454,938)		1,444,818
Other Assets and Liabilities—Net (-0.1%)		(1,239)
Net Assets (100%)		1,443,579
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,825,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,947,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	25	2,374	25

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,451,539)	1,441,419
Affiliated Issuers (Cost $3,399)	3,399
Total Investments in Securities	1,444,818
Investment in Vanguard	50
Cash	950
Cash Collateral Pledged—Futures Contracts	150
Receivables for Investment Securities Sold	3,500
Receivables for Accrued Income	1,053
Receivables for Capital Shares Issued	14
Variation Margin Receivable—Futures Contracts	—
Total Assets	1,450,535
Liabilities
Payables for Investment Securities Purchased	4,933
Collateral for Securities on Loan	1,947
Payables to Vanguard	76
Total Liabilities	6,956
Net Assets	1,443,579
1 Includes $1,825,000 of securities on loan.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	1,590,816
Total Distributable Earnings (Loss)	(147,237)
Net Assets	1,443,579

ETF Shares—Net Assets[2]
Applicable to 16,000,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,386,178
Net Asset Value Per Share—ETF Shares	$86.64

Institutional Shares—Net Assets
Applicable to 158,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,401
Net Asset Value Per Share—Institutional Shares	$362.69
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	10,414
Interest[2]	13
Securities Lending—Net	129
Total Income	10,556
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16
Management and Administrative—ETF Shares	811
Management and Administrative—Institutional Shares	18
Marketing and Distribution—ETF Shares	36
Marketing and Distribution—Institutional Shares	1
Custodian Fees	29
Shareholders’ Reports—ETF Shares	33
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	950
Net Investment Income	9,606
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,976
Futures Contracts	(68)
Realized Net Gain (Loss)	2,908
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	93,265
Futures Contracts	120
Change in Unrealized Appreciation (Depreciation)	93,385
Net Increase (Decrease) in Net Assets Resulting from Operations	105,899
1	Dividends are net of foreign withholding taxes of $2,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $80,520,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,606	21,479
Realized Net Gain (Loss)	2,908	135,539
Change in Unrealized Appreciation (Depreciation)	93,385	(276,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,899	(119,929)
Distributions
ETF Shares	(14,840)	(20,966)
Institutional Shares	(672)	(1,129)
Total Distributions	(15,512)	(22,095)
Capital Share Transactions
ETF Shares	50,434	56,993
Institutional Shares	333	(8,610)
Net Increase (Decrease) from Capital Share Transactions	50,767	48,383
Total Increase (Decrease)	141,154	(93,641)
Net Assets
Beginning of Period	1,302,425	1,396,066
End of Period	1,443,579	1,302,425
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$80.11	$88.82	$56.26	$61.62	$74.53	$59.12
Investment Operations
Net Investment Income[2]	.596	1.372	1.296	1.091	1.071	1.044
Net Realized and Unrealized Gain (Loss) on Investments	6.907	(8.648)	32.307	(5.393)	(12.906)	15.296
Total from Investment Operations	7.503	(7.276)	33.603	(4.302)	(11.835)	16.340
Distributions
Dividends from Net Investment Income	(.973)	(1.434)	(1.043)	(1.058)	(1.075)	(.930)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.973)	(1.434)	(1.043)	(1.058)	(1.075)	(.930)
Net Asset Value, End of Period	$86.64	$80.11	$88.82	$56.26	$61.62	$74.53
Total Return	9.53%	-8.28%	60.19%	-7.08%	-15.93%	27.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,386	$1,250	$1,328	$501	$373	$410
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.59%	1.61%	1.90%	1.66%	1.54%
Portfolio Turnover Rate[3]	30%	36%	30%	46%	39%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$335.40	$371.84	$235.47	$257.69	$311.75	$247.26
Investment Operations
Net Investment Income[1]	2.662	5.824	5.457	4.805	4.609	4.630
Net Realized and Unrealized Gain (Loss) on Investments	28.819	(36.009)	135.457	(22.489)	(53.914)	64.065
Total from Investment Operations	31.481	(30.185)	140.914	(17.684)	(49.305)	68.695
Distributions
Dividends from Net Investment Income	(4.191)	(6.255)	(4.544)	(4.536)	(4.755)	(4.205)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.191)	(6.255)	(4.544)	(4.536)	(4.755)	(4.205)
Net Asset Value, End of Period	$362.69	$335.40	$371.84	$235.47	$257.69	$311.75
Total Return	9.59%	-8.20%	60.32%	-6.94%	-15.87%	28.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57	$53	$68	$42	$35	$32
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.73%	1.61%	1.67%	2.00%	1.73%	1.66%
Portfolio Turnover Rate[2]	30%	36%	30%	46%	39%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in

S&P Small-Cap 600 Value Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

S&P Small-Cap 600 Value Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $50,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Value Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,441,419	—	—	1,441,419
Temporary Cash Investments	3,399	—	—	3,399
Total	1,444,818	—	—	1,444,818

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,458,938
Gross Unrealized Appreciation	143,525
Gross Unrealized Depreciation	(157,620)
Net Unrealized Appreciation (Depreciation)	(14,095)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $135,975,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2023, the fund purchased $847,626,000 of investment securities and sold $800,304,000 of investment securities, other than temporary cash investments. Purchases and sales include $444,826,000 and $406,637,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $178,112,000 and sales were $157,815,000, resulting in net realized loss of $15,721,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Value Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2023		Year Ended August 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares[1]
Issued	460,155	5,600	649,403	7,450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(409,721)	(5,200)	(592,410)	(6,800)
Net Increase (Decrease)—ETF Shares	50,434	400	56,993	650
Institutional Shares
Issued	6,402	19	30,070	83
Issued in Lieu of Cash Distributions	572	2	979	3
Redeemed	(6,641)	(20)	(39,659)	(113)
Net Increase (Decrease)—Institutional Shares	333	1	(8,610)	(27)
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of February 28, 2023
Communication Services	1.6%
Consumer Discretionary	8.8
Consumer Staples	5.9
Energy	5.5
Financials	16.3
Health Care	12.8
Industrials	18.4
Information Technology	18.5
Materials	6.4
Real Estate	3.2
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.6%)
	Cogent Communications Holdings Inc.	28,305	1,832
*	Yelp Inc. Class A	45,402	1,363
*	Cars.com Inc.	69,569	1,336
*	TechTarget Inc.	30,294	1,143
	Shutterstock Inc.	12,935	973
*	Gogo Inc.	47,374	780
	ATN International Inc.	12,087	508
*	QuinStreet Inc.	29,361	498
			8,433
Consumer Discretionary (8.8%)
*	Dorman Products Inc.	31,759	2,955
*	Cavco Industries Inc.	9,306	2,652
*	Asbury Automotive Group Inc.	11,188	2,541
	Academy Sports & Outdoors Inc.	42,098	2,490
	Installed Building Products Inc.	17,387	2,006
*	Adtalem Global Education Inc.	50,997	1,995
*	Stride Inc.	45,915	1,950
*	National Vision Holdings Inc.	51,406	1,921
	Jack in the Box Inc.	23,650	1,854
	LCI Industries	14,281	1,611
*	Boot Barn Holdings Inc.	20,425	1,582
	Bloomin' Brands Inc.	57,192	1,493
*	XPEL Inc.	22,022	1,471
*	Gentherm Inc.	22,742	1,444
	Oxford Industries Inc.	11,764	1,384
*	Leslie's Inc.	108,232	1,365
*	Frontdoor Inc.	47,591	1,344
*	Shake Shack Inc. Class A	22,208	1,239
	Strategic Education Inc.	14,246	1,215
	Monarch Casino & Resort Inc.	14,905	1,097
*	Dave & Buster's Entertainment Inc.	26,393	1,056
	Winnebago Industries Inc.	15,752	1,001
*	Green Brick Partners Inc.	30,515	952
		Shares	Market Value• ($000)
*	Six Flags Entertainment Corp.	35,737	943
	Buckle Inc.	22,916	935
*	Vista Outdoor Inc.	28,592	817
	Dine Brands Global Inc.	10,564	810
	Ethan Allen Interiors Inc.	25,627	757
	Sturm Ruger & Co. Inc.	12,115	706
*	Perdoceo Education Corp.	47,567	656
*	Golden Entertainment Inc.	15,084	620
	Hibbett Inc.	7,590	546
*,1	Mister Car Wash Inc.	45,220	417
*	Chuy's Holdings Inc.	10,908	390
	Ruth's Hospitality Group Inc.	17,737	331
	Haverty Furniture Cos. Inc.	7,617	287
*,1	Bed Bath & Beyond Inc.	33,096	47
			46,880
Consumer Staples (5.9%)
*	elf Beauty Inc.	56,489	4,222
*	Hostess Brands Inc. Class A	150,365	3,714
*	Simply Good Foods Co.	94,503	3,618
	Cal-Maine Foods Inc.	42,633	2,422
	Inter Parfums Inc.	20,050	2,414
	J & J Snack Foods Corp.	16,811	2,374
	MGP Ingredients Inc.	17,291	1,754
	WD-40 Co.	9,912	1,719
	Medifast Inc.	12,273	1,376
*	TreeHouse Foods Inc.	26,640	1,300
	Edgewell Personal Care Co.	27,940	1,193
	Tootsie Roll Industries Inc.	19,904	876
	Vector Group Ltd.	65,016	863
*	Central Garden & Pet Co. Class A	22,266	856
*	National Beverage Corp.	17,819	831
*	Chefs' Warehouse Inc.	23,713	772
	Andersons Inc.	15,422	704
	John B Sanfilippo & Son Inc.	6,146	552
*	Central Garden & Pet Co.	5,310	215
			31,775
Energy (5.5%)
	Civitas Resources Inc.	58,303	4,091
	SM Energy Co.	137,911	4,070

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Helmerich & Payne Inc.	68,564	2,885
	Northern Oil & Gas Inc.	76,088	2,362
	Patterson-UTI Energy Inc.	165,533	2,268
	CONSOL Energy Inc.	36,815	2,015
*	Oceaneering International Inc.	81,038	1,693
	Comstock Resources Inc.	102,387	1,243
*	Callon Petroleum Co.	28,711	1,113
*	Nabors Industries Ltd.	6,826	1,026
*	Vital Energy Inc.	18,882	970
	Ranger Oil Corp.	21,466	891
	RPC Inc.	93,362	819
	Dorian LPG Ltd.	35,791	786
*	Talos Energy Inc.	39,611	705
*	Dril-Quip Inc.	20,251	693
*	US Silica Holdings Inc.	49,513	601
	Core Laboratories NV	25,100	599
*	REX American Resources Corp.	17,508	578
			29,408
Financials (16.3%)
	ServisFirst Bancshares Inc.	54,914	4,061
*	Mr Cooper Group Inc.	79,264	3,680
	CVB Financial Corp.	147,624	3,533
	First Bancorp	207,369	3,009
	United Community Banks Inc.	77,513	2,566
	Banner Corp.	38,407	2,419
	Piper Sandler Cos.	15,872	2,397
*,1	Trupanion Inc.	39,487	2,345
*	Bancorp Inc.	62,878	2,175
	Assured Guaranty Ltd.	34,342	2,143
	Ameris Bancorp	44,672	2,138
	Independent Bank Corp.	26,660	2,124
	Community Bank System Inc.	34,399	2,100
	Park National Corp.	16,258	2,077
	First Hawaiian Inc.	74,579	2,040
	Lakeland Financial Corp.	28,472	2,039
	NBT Bancorp Inc.	48,120	1,953
*	StoneX Group Inc.	19,345	1,951
	BancFirst Corp.	19,568	1,766
*	Palomar Holdings Inc.	28,339	1,700
	American Equity Investment Life Holding Co.	40,551	1,689
	Westamerica Bancorp	30,231	1,666
	City Holding Co.	16,689	1,639
	OFG Bancorp	53,436	1,626
*	Axos Financial Inc.	32,385	1,535
	Seacoast Banking Corp. of Florida	50,097	1,528
	Stellar Bancorp Inc.	49,920	1,460
	First Financial Bancorp	58,596	1,444
	Trustmark Corp.	47,239	1,389
*	Avantax Inc.	44,800	1,281
	Pathward Financial Inc.	23,280	1,187
		Shares	Market Value• ($000)
	National Bank Holdings Corp. Class A	27,939	1,131
	S&T Bancorp Inc.	30,233	1,126
*	NMI Holdings Inc. Class A	47,886	1,118
	Dime Community Bancshares Inc.	36,395	1,115
	Heritage Financial Corp.	39,432	1,099
	Preferred Bank	14,840	1,045
	Northwest Bancshares Inc.	74,172	1,025
	First Bancorp (XNGS)	24,066	998
*	Triumph Financial Inc.	15,498	943
	First Commonwealth Financial Corp.	57,683	923
	Berkshire Hills Bancorp Inc.	29,329	852
	Virtus Investment Partners Inc.	3,893	819
	Hanmi Financial Corp.	34,245	809
	ARMOUR Residential REIT Inc.	148,373	806
	Veritex Holdings Inc.	29,715	792
	Safety Insurance Group Inc.	9,431	761
	Southside Bancshares Inc.	19,867	759
	FB Financial Corp.	19,760	745
	Employers Holdings Inc.	15,601	693
	Tompkins Financial Corp.	9,066	678
	AMERISAFE Inc.	11,857	647
*	Donnelley Financial Solutions Inc.	14,096	596
	TrustCo Bank Corp.	14,066	527
*	Customers Bancorp Inc.	17,082	526
	Brightsphere Investment Group Inc.	18,817	472
	WisdomTree Inc.	69,937	418
	Northfield Bancorp Inc.	25,488	375
[1]	B. Riley Financial Inc.	8,797	350
	Invesco Mortgage Capital Inc.	18,009	226
			87,034
Health Care (12.7%)
	Ensign Group Inc.	62,318	5,576
*	Cytokinetics Inc.	106,283	4,608
*	Merit Medical Systems Inc.	63,927	4,512
*	AMN Healthcare Services Inc.	48,674	4,381
*	Prestige Consumer Healthcare Inc.	38,931	2,346
*	Supernus Pharmaceuticals Inc.	60,707	2,282
*	Corcept Therapeutics Inc.	107,596	2,241
*	Pacira BioSciences Inc.	51,523	2,193
*	Xencor Inc.	67,295	2,162
*	Veradigm Inc.	122,703	2,038
*	Addus HomeCare Corp.	18,093	1,966
*	Vir Biotechnology Inc.	85,222	1,943
*	Glaukos Corp.	35,891	1,695

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Catalyst Pharmaceuticals Inc.	107,537	1,641
	CONMED Corp.	16,770	1,613
*	Harmony Biosciences Holdings Inc.	33,309	1,467
*	AdaptHealth Corp. Class A	86,251	1,379
*	Dynavax Technologies Corp.	133,262	1,373
*	Amphastar Pharmaceuticals Inc.	42,332	1,349
*	CorVel Corp.	6,678	1,204
*	NextGen Healthcare Inc.	61,487	1,113
*	Arcus Biosciences Inc.	58,543	1,066
*	Ironwood Pharmaceuticals Inc. Class A	94,411	1,064
*	Cross Country Healthcare Inc.	39,794	1,053
*	Collegium Pharmaceutical Inc.	37,698	1,000
	Embecta Corp.	30,528	975
*	uniQure NV	46,257	969
*	REGENXBIO Inc.	42,289	941
*	Vericel Corp.	30,224	919
	US Physical Therapy Inc.	8,905	902
*	BioLife Solutions Inc.	38,420	894
*	Innoviva Inc.	70,529	851
*	Avid Bioservices Inc.	48,170	793
	LeMaitre Vascular Inc.	15,009	752
*	Ligand Pharmaceuticals Inc.	9,746	703
	Mesa Laboratories Inc.	3,499	618
*	Cara Therapeutics Inc.	50,920	517
*	iTeos Therapeutics Inc.	27,435	486
*	Cutera Inc.	14,177	460
	Simulations Plus Inc.	12,019	457
*	HealthStream Inc.	17,332	445
*	Enanta Pharmaceuticals Inc.	8,514	413
*	Fulgent Genetics Inc.	9,993	328
*	Agiliti Inc.	16,889	322
*,1	Zynex Inc.	24,459	316
*	ANI Pharmaceuticals Inc.	7,163	300
*	Anika Therapeutics Inc.	8,578	272
*	Computer Programs & Systems Inc.	8,518	256
*	Coherus Biosciences Inc.	37,162	252
*	Eagle Pharmaceuticals Inc.	7,897	221
*	OptimizeRx Corp.	11,313	202
*	Surmodics Inc.	8,437	184
*	Nektar Therapeutics Class A	101,708	140
*,2	Lantheus Holdings Inc. CVR	35,713	—
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			68,153
Industrials (18.4%)
	Applied Industrial Technologies Inc.	43,325	6,189
	Comfort Systems USA Inc.	40,168	5,842
		Shares	Market Value• ($000)
*	Aerojet Rocketdyne Holdings Inc.	85,036	4,791
	Mueller Industries Inc.	63,873	4,725
	AAON Inc.	47,207	4,294
	Franklin Electric Co. Inc.	43,699	4,176
	Exponent Inc.	39,244	4,038
	Encore Wire Corp.	20,604	3,977
	Hillenbrand Inc.	78,011	3,677
	Federal Signal Corp.	68,109	3,594
	Albany International Corp. Class A	34,931	3,525
	Forward Air Corp.	29,863	3,082
	Boise Cascade Co.	44,312	3,062
	Matson Inc.	42,437	2,822
	EnPro Industries Inc.	23,364	2,512
*	AeroVironment Inc.	28,066	2,406
*	SPX Technologies Inc.	31,466	2,216
	Arcosa Inc.	35,841	2,172
	UniFirst Corp.	9,991	1,960
	Moog Inc. Class A	19,843	1,957
	Griffon Corp.	53,199	1,940
	Brady Corp. Class A	33,861	1,868
	Lindsay Corp.	12,332	1,856
	ESCO Technologies Inc.	19,745	1,840
	Korn Ferry	28,778	1,608
	Alamo Group Inc.	8,437	1,539
*	Hub Group Inc. Class A	16,502	1,514
	Trinity Industries Inc.	53,936	1,505
*	NV5 Global Inc.	13,980	1,471
	Marten Transport Ltd.	64,651	1,427
*	PGT Innovations Inc.	67,388	1,425
*	Atlas Air Worldwide Holdings Inc.	13,030	1,314
	Enerpac Tool Group Corp. Class A	42,156	1,135
*	MYR Group Inc.	9,321	1,124
	Standex International Corp.	9,152	1,059
	Wabash National Corp.	31,235	856
*	Sun Country Airlines Holdings Inc.	36,602	734
*	Titan International Inc.	57,176	710
	Apogee Enterprises Inc.	14,247	652
	Heartland Express Inc.	34,132	551
	Quanex Building Products Corp.	21,102	548
	Insteel Industries Inc.	10,102	301
*	Liquidity Services Inc.	16,868	214
	Park Aerospace Corp.	11,406	187
			98,395
Information Technology (18.5%)
*	SPS Commerce Inc.	40,481	6,098
*	Rambus Inc.	120,733	5,340
*	Fabrinet	41,094	5,008
*	Axcelis Technologies Inc.	36,898	4,743
*	Diodes Inc.	51,076	4,683
*	Onto Innovation Inc.	55,619	4,587

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Badger Meter Inc.	32,873	3,998
	Advanced Energy Industries Inc.	41,986	3,908
	Kulicke & Soffa Industries Inc.	65,225	3,477
*	Plexus Corp.	31,088	2,981
*	Alarm.com Holdings Inc.	56,054	2,849
*	MaxLinear Inc. Class A	81,185	2,777
	Progress Software Corp.	48,296	2,774
*	Extreme Networks Inc.	147,528	2,762
*	Verra Mobility Corp. Class A	157,042	2,706
[1]	InterDigital Inc.	30,238	2,207
*	NetScout Systems Inc.	77,084	2,192
*	DoubleVerify Holdings Inc.	83,329	2,189
	CSG Systems International Inc.	34,044	1,913
*	Sanmina Corp.	29,674	1,794
*	Agilysys Inc.	22,240	1,777
	EVERTEC Inc.	47,603	1,752
*	Perficient Inc.	22,166	1,569
*	Harmonic Inc.	118,422	1,562
	CTS Corp.	35,804	1,551
*	Viavi Solutions Inc.	132,175	1,446
*	Digi International Inc.	39,639	1,323
*	Cohu Inc.	35,313	1,314
*	PDF Solutions Inc.	33,171	1,242
*	Veeco Instruments Inc.	57,770	1,229
*	Photronics Inc.	69,298	1,221
	A10 Networks Inc.	71,764	1,092
	Methode Electronics Inc.	21,356	1,041
*	LiveRamp Holdings Inc.	41,050	970
	ADTRAN Holdings Inc.	54,751	955
*	Ultra Clean Holdings Inc.	28,104	895
*	OSI Systems Inc.	8,977	831
*	Clearfield Inc.	12,846	805
*	ePlus Inc.	14,502	786
*	Sabre Corp.	140,140	709
*	Digital Turbine Inc.	64,753	696
*	Alpha & Omega Semiconductor Ltd.	24,941	666
*	Avid Technology Inc.	22,027	640
*	Payoneer Global Inc.	96,806	562
*	Consensus Cloud Solutions Inc.	13,476	553
*	CEVA Inc.	15,809	499
	TTEC Holdings Inc.	10,555	425
*	Corsair Gaming Inc.	24,128	422
*	LivePerson Inc.	41,031	415
*	8x8 Inc.	57,799	308
*	OneSpan Inc.	19,533	264
*	Arlo Technologies Inc.	50,239	191
			98,697
Materials (6.4%)
*	Livent Corp.	201,473	4,724
	Balchem Corp.	36,093	4,692
*	ATI Inc.	90,130	3,664
		Shares	Market Value• ($000)
	Innospec Inc.	27,817	3,045
	Quaker Chemical Corp.	15,307	2,997
	HB Fuller Co.	38,325	2,673
*	O-I Glass Inc.	80,161	1,781
	Stepan Co.	15,417	1,605
	Materion Corp.	13,143	1,468
	Kaiser Aluminum Corp.	17,904	1,420
	Warrior Met Coal Inc.	32,497	1,244
	Myers Industries Inc.	40,989	1,059
	Sylvamo Corp.	21,175	1,045
	Hawkins Inc.	21,244	864
	American Vanguard Corp.	31,278	653
	Haynes International Inc.	9,335	511
*	TimkenSteel Corp.	19,125	350
	Mercer International Inc.	19,692	212
	FutureFuel Corp.	16,286	142
			34,149
Real Estate (3.2%)
	Innovative Industrial Properties Inc.	31,417	2,778
	Four Corners Property Trust Inc.	63,121	1,714
	St. Joe Co.	37,996	1,627
	CareTrust REIT Inc.	67,557	1,329
	Tanger Factory Outlet Centers Inc.	64,452	1,218
	LTC Properties Inc.	29,568	1,059
	Getty Realty Corp.	30,570	1,049
	Urban Edge Properties	67,232	1,035
	Marcus & Millichap Inc.	27,847	957
*	Veris Residential Inc.	49,809	804
	Uniti Group Inc.	119,947	659
	NexPoint Residential Trust Inc.	13,559	657
	Armada Hoffler Properties Inc.	49,553	635
	Community Healthcare Trust Inc.	15,879	615
	Universal Health Realty Income Trust	9,227	489
	Urstadt Biddle Properties Inc. Class A	19,130	331
	Saul Centers Inc.	8,269	325
			17,281
Utilities (2.6%)
	American States Water Co.	28,644	2,558
	SJW Group	29,969	2,291
	California Water Service Group	38,175	2,185
	Otter Tail Corp.	28,525	2,022
	Chesapeake Utilities Corp.	13,349	1,710
	Northwest Natural Holding Co.	25,225	1,219

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Unitil Corp.	18,014	979
Middlesex Water Co.	12,676	970
		13,934
Total Common Stocks (Cost $494,048)		534,139
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund, 4.640% (Cost $5,037)	50,378	5,038
Total Investments (100.9%) (Cost $499,085)		539,177
Other Assets and Liabilities—Net (-0.9%)		(4,642)
Net Assets (100%)		534,535
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,929,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,004,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2023	4	380	(3)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $494,048)	534,139
Affiliated Issuers (Cost $5,037)	5,038
Total Investments in Securities	539,177
Investment in Vanguard	19
Cash Collateral Pledged—Futures Contracts	80
Receivables for Investment Securities Sold	2,078
Receivables for Accrued Income	380
Receivables for Capital Shares Issued	3
Total Assets	541,737
Liabilities
Due to Custodian	460
Payables for Investment Securities Purchased	2,709
Collateral for Securities on Loan	4,004
Payables to Vanguard	29
Variation Margin Payable—Futures Contracts	—
Total Liabilities	7,202
Net Assets	534,535
1 Includes $3,929,000 of securities on loan.
At February 28, 2023, net assets consisted of:

Paid-in Capital	661,620
Total Distributable Earnings (Loss)	(127,085)
Net Assets	534,535

ETF Shares—Net Assets[2]
Applicable to 5,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	534,535
Net Asset Value Per Share—ETF Shares	$98.99
2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2023
($000)
Investment Income
Income
Dividends[1]	3,463
Interest[2]	10
Securities Lending—Net	14
Total Income	3,487
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6
Management and Administrative	311
Marketing and Distribution	14
Custodian Fees	13
Shareholders’ Reports	21
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	371
Net Investment Income	3,116
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(56,097)
Futures Contracts	54
Realized Net Gain (Loss)	(56,043)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	68,618
Futures Contracts	6
Change in Unrealized Appreciation (Depreciation)	68,624
Net Increase (Decrease) in Net Assets Resulting from Operations	15,697
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $8,948,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,116	4,673
Realized Net Gain (Loss)	(56,043)	19,847
Change in Unrealized Appreciation (Depreciation)	68,624	(121,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,697	(97,082)
Distributions
Total Distributions	(3,674)	(5,133)
Capital Share Transactions
Issued	66,079	232,231
Issued in Lieu of Cash Distributions	—	—
Redeemed	(36,695)	(202,342)
Net Increase (Decrease) from Capital Share Transactions	29,384	29,889
Total Increase (Decrease)	41,407	(72,326)
Net Assets
Beginning of Period	493,128	565,454
End of Period	534,535	493,128
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended February 28, 2023	Year Ended August 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$96.69	$116.59	$79.48	$76.17	$89.71	$66.05
Investment Operations
Net Investment Income[2]	.596	.927	.813	.732	.738	.611
Net Realized and Unrealized Gain (Loss) on Investments	2.411	(19.803)	36.946	3.323	(13.572)	23.644
Total from Investment Operations	3.007	(18.876)	37.759	4.055	(12.834)	24.255
Distributions
Dividends from Net Investment Income	(.707)	(1.024)	(.649)	(.745)	(.706)	(.595)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.707)	(1.024)	(.649)	(.745)	(.706)	(.595)
Net Asset Value, End of Period	$98.99	$96.69	$116.59	$79.48	$76.17	$89.71
Total Return	3.17%	-16.27%	47.68%	5.37%	-14.32%	36.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$535	$493	$565	$326	$392	$547
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.25%	0.87%	0.79%	0.97%	0.94%	0.80%
Portfolio Turnover Rate[3]	38%	42%	35%	57%	47%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of February 28, 2023. In November 2022, the board of trustees authorized a two-for-one share split of the fund’s ETF share class, which occurred after the close of trading on March 13, 2023. Each ETF shareholder who owns shares as of the close of trading on that date received one additional share for every share held. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in

S&P Small-Cap 600 Growth Index Fund
the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

S&P Small-Cap 600 Growth Index Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2023, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	534,139	—	—	534,139
Temporary Cash Investments	5,038	—	—	5,038
Total	539,177	—	—	539,177

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3	—	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	499,888
Gross Unrealized Appreciation	71,092
Gross Unrealized Depreciation	(31,806)
Net Unrealized Appreciation (Depreciation)	39,286
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2022, the fund had available capital losses totaling $109,083,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2023, the fund purchased $257,666,000 of investment securities and sold $228,294,000 of investment securities, other than temporary cash investments. Purchases and sales include $66,031,000 and $32,436,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2023, such purchases were $128,463,000 and sales were $142,385,000, resulting in net realized loss of $55,280,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Growth Index Fund
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2023	Year Ended August 31, 2022
	Shares (000)	Shares (000)
ETF Shares[1]
Issued	700	2,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(400)	(1,850)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	300	250
1	Shares adjusted to reflect a 2-for-1 share split effective March 13, 2023.
G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18452 042023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2023

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.